Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nationwide Mutual Funds
Entity Central Index Key	0001048702
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000161356
Shareholder Report [Line Items]
Fund Name	Nationwide Amundi Strategic Income Fund
Class Name	Class A: NWXEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$105	0.99%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	Class A	Bloomberg Barclays U.S. Aggregate Bond Index
Nov 15	$9,775	$10,000
Oct 16	$10,570	$10,437
Oct 17	$11,680	$10,531
Oct 18	$12,020	$10,315
Oct 19	$12,724	$11,502
Oct 20	$12,718	$12,214
Oct 21	$14,034	$12,156
Oct 22	$13,395	$10,250
Oct 23	$14,454	$10,287
Oct 24	$16,174	$11,372

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 11/02/2015)	11.91%	4.92%	5.76%
Class A (with sales charge)Footnote Reference1	9.35%	4.44%	5.49%
Bloomberg Barclays U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%

Performance Inception Date	Nov. 02, 2015
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 640,366,167
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 1,560,207
InvestmentCompanyPortfolioTurnover	220.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$640,366,167
Number of Portfolio Holdings	536
Portfolio Turnover Rate	220.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,560,207

Holdings [Text Block]
Corporate Bonds	57.5%
Asset-Backed Securities	17.9%
Mortgage-Backed Securities	16.4%
Collateralized Mortgage Obligations	14.1%
Commercial Mortgage-Backed Securities	3.1%
Short-Term Investment	2.8%
Repurchase Agreements	2.6%
Loan Participations	2.1%
Futures	1.1%
Foreign Government Securities	0.9%
Other liabilities in excess of assets	-18.5%

Largest Holdings [Text Block]
United States	71.0%
Bermuda	5.4%
Cayman Islands	3.2%
Canada	2.6%
Norway	2.0%
United Kingdom	1.6%
Mexico	1.4%
Spain	1.3%
Netherlands	1.1%
France	0.9%
Other CountriesFootnote Reference#	9.5%

Material Fund Change [Text Block]
C000161358
Shareholder Report [Line Items]
Fund Name	Nationwide Amundi Strategic Income Fund
Class Name	Class R6: NWXGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$52	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class R6	Bloomberg Barclays U.S. Aggregate Bond Index
Nov 15	$1,000,000	$1,000,000
Oct 16	$1,084,696	$1,043,700
Oct 17	$1,201,794	$1,053,093
Oct 18	$1,240,230	$1,031,505
Oct 19	$1,318,768	$1,150,231
Oct 20	$1,321,358	$1,221,430
Oct 21	$1,462,982	$1,215,568
Oct 22	$1,401,659	$1,024,967
Oct 23	$1,515,893	$1,028,656
Oct 24	$1,706,134	$1,137,180

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 11/02/2015) Footnote Reference1,Footnote Reference2	12.55%	5.29%	6.12%
Bloomberg Barclays U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%

Performance Inception Date	Nov. 02, 2015
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 640,366,167
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 1,560,207
InvestmentCompanyPortfolioTurnover	220.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$640,366,167
Number of Portfolio Holdings	536
Portfolio Turnover Rate	220.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,560,207

Holdings [Text Block]
Corporate Bonds	57.5%
Asset-Backed Securities	17.9%
Mortgage-Backed Securities	16.4%
Collateralized Mortgage Obligations	14.1%
Commercial Mortgage-Backed Securities	3.1%
Short-Term Investment	2.8%
Repurchase Agreements	2.6%
Loan Participations	2.1%
Futures	1.1%
Foreign Government Securities	0.9%
Other liabilities in excess of assets	-18.5%

Largest Holdings [Text Block]
United States	71.0%
Bermuda	5.4%
Cayman Islands	3.2%
Canada	2.6%
Norway	2.0%
United Kingdom	1.6%
Mexico	1.4%
Spain	1.3%
Netherlands	1.1%
France	0.9%
Other CountriesFootnote Reference#	9.5%

Material Fund Change [Text Block]
C000161359
Shareholder Report [Line Items]
Fund Name	Nationwide Amundi Strategic Income Fund
Class Name	Institutional Service Class: NWXHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$65	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg Barclays U.S. Aggregate Bond Index
Nov 15	$50,000	$50,000
Oct 16	$54,205	$52,185
Oct 17	$60,058	$52,655
Oct 18	$61,993	$51,575
Oct 19	$65,826	$57,512
Oct 20	$65,946	$61,072
Oct 21	$72,924	$60,778
Oct 22	$69,712	$51,248
Oct 23	$75,376	$51,433
Oct 24	$84,733	$56,859

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 11/02/2015) Footnote Reference1	12.41%	5.18%	6.04%
Bloomberg Barclays U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%

Performance Inception Date	Nov. 02, 2015
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 640,366,167
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 1,560,207
InvestmentCompanyPortfolioTurnover	220.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$640,366,167
Number of Portfolio Holdings	536
Portfolio Turnover Rate	220.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,560,207

Holdings [Text Block]
Corporate Bonds	57.5%
Asset-Backed Securities	17.9%
Mortgage-Backed Securities	16.4%
Collateralized Mortgage Obligations	14.1%
Commercial Mortgage-Backed Securities	3.1%
Short-Term Investment	2.8%
Repurchase Agreements	2.6%
Loan Participations	2.1%
Futures	1.1%
Foreign Government Securities	0.9%
Other liabilities in excess of assets	-18.5%

Largest Holdings [Text Block]
United States	71.0%
Bermuda	5.4%
Cayman Islands	3.2%
Canada	2.6%
Norway	2.0%
United Kingdom	1.6%
Mexico	1.4%
Spain	1.3%
Netherlands	1.1%
France	0.9%
Other CountriesFootnote Reference#	9.5%

Material Fund Change [Text Block]
C000127572
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class A: NWHDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$146	1.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Value Index
Oct 14	$9,423	$10,000	$10,000
Oct 15	$9,432	$10,449	$9,712
Oct 16	$9,722	$10,892	$10,568
Oct 17	$11,949	$13,504	$13,189
Oct 18	$10,951	$14,395	$13,112
Oct 19	$11,162	$16,337	$13,534
Oct 20	$9,988	$17,995	$11,650
Oct 21	$16,971	$25,894	$19,141
Oct 22	$15,474	$21,617	$17,087
Oct 23	$14,264	$23,429	$15,390
Oct 24	$18,886	$32,298	$20,280

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	32.32%Footnote Reference*	11.09%	7.20%
Class A (with sales charge)Footnote Reference1	24.75%	9.79%	6.56%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 107,546,665
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 759,302
InvestmentCompanyPortfolioTurnover	278.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,546,665
Number of Portfolio Holdings	333
Portfolio Turnover Rate	278.84%
Advisory Fees - net of reimbursement & waiver, if any	$759,302

Holdings [Text Block]
Common Stocks	98.5%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.1%
Other liabilities in excess of assets	-3.0%

Largest Holdings [Text Block]
Banks	17.4%
Financial Services	4.1%
Oil, Gas & Consumable Fuels	3.9%
Household Durables	3.4%
Energy Equipment & Services	3.3%
Retail REITs	3.1%
Machinery	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%
Commercial Services & Supplies	2.5%
Other IndustriesFootnote Reference#	53.7%

Material Fund Change [Text Block]
C000127574
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class M: NWHFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$108	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Class M	Russell 3000® Index	Russell 2000® Value Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,044	$10,449	$9,712
Oct 16	$10,392	$10,892	$10,568
Oct 17	$12,812	$13,504	$13,189
Oct 18	$11,785	$14,395	$13,112
Oct 19	$12,050	$16,337	$13,534
Oct 20	$10,817	$17,995	$11,650
Oct 21	$18,454	$25,894	$19,141
Oct 22	$16,883	$21,617	$17,087
Oct 23	$15,613	$23,429	$15,390
Oct 24	$20,740	$32,298	$20,280

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference1	32.84%	11.47%	7.57%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 107,546,665
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 759,302
InvestmentCompanyPortfolioTurnover	278.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,546,665
Number of Portfolio Holdings	333
Portfolio Turnover Rate	278.84%
Advisory Fees - net of reimbursement & waiver, if any	$759,302

Holdings [Text Block]
Common Stocks	98.5%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.1%
Other liabilities in excess of assets	-3.0%

Largest Holdings [Text Block]
Banks	17.4%
Financial Services	4.1%
Oil, Gas & Consumable Fuels	3.9%
Household Durables	3.4%
Energy Equipment & Services	3.3%
Retail REITs	3.1%
Machinery	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%
Commercial Services & Supplies	2.5%
Other IndustriesFootnote Reference#	53.7%

Material Fund Change [Text Block]
C000127575
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Class R6: NWHGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$109	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Value Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,005,086	$1,044,899	$971,200
Oct 16	$1,039,915	$1,089,235	$1,056,763
Oct 17	$1,281,294	$1,350,427	$1,318,946
Oct 18	$1,179,418	$1,439,501	$1,311,164
Oct 19	$1,206,091	$1,633,686	$1,353,383
Oct 20	$1,082,904	$1,799,473	$1,164,992
Oct 21	$1,845,253	$2,589,427	$1,914,082
Oct 22	$1,689,170	$2,161,712	$1,708,701
Oct 23	$1,561,980	$2,342,867	$1,539,027
Oct 24	$2,074,125	$3,229,763	$2,027,967

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	32.84%Footnote Reference*	11.45%	7.57%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 107,546,665
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 759,302
InvestmentCompanyPortfolioTurnover	278.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,546,665
Number of Portfolio Holdings	333
Portfolio Turnover Rate	278.84%
Advisory Fees - net of reimbursement & waiver, if any	$759,302

Holdings [Text Block]
Common Stocks	98.5%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.1%
Other liabilities in excess of assets	-3.0%

Largest Holdings [Text Block]
Banks	17.4%
Financial Services	4.1%
Oil, Gas & Consumable Fuels	3.9%
Household Durables	3.4%
Energy Equipment & Services	3.3%
Retail REITs	3.1%
Machinery	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%
Commercial Services & Supplies	2.5%
Other IndustriesFootnote Reference#	53.7%

Material Fund Change [Text Block]
C000127576
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Cognitive Value Fund
Class Name	Institutional Service Class: NWHHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$109	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Value Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,303	$52,245	$48,560
Oct 16	$52,016	$54,462	$52,838
Oct 17	$64,003	$67,521	$65,947
Oct 18	$58,834	$71,975	$65,558
Oct 19	$60,051	$81,684	$67,669
Oct 20	$53,815	$89,974	$58,250
Oct 21	$91,733	$129,471	$95,704
Oct 22	$83,897	$108,086	$85,435
Oct 23	$77,549	$117,143	$76,951
Oct 24	$103,006	$161,488	$101,398

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	32.83%	11.40%	7.50%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 107,546,665
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 759,302
InvestmentCompanyPortfolioTurnover	278.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$107,546,665
Number of Portfolio Holdings	333
Portfolio Turnover Rate	278.84%
Advisory Fees - net of reimbursement & waiver, if any	$759,302

Holdings [Text Block]
Common Stocks	98.5%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.1%
Other liabilities in excess of assets	-3.0%

Largest Holdings [Text Block]
Banks	17.4%
Financial Services	4.1%
Oil, Gas & Consumable Fuels	3.9%
Household Durables	3.4%
Energy Equipment & Services	3.3%
Retail REITs	3.1%
Machinery	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%
Commercial Services & Supplies	2.5%
Other IndustriesFootnote Reference#	53.7%

Material Fund Change [Text Block]
C000127611
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class A: NWHJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$135	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Line Graph [Table Text Block]
	Class A	MSCI EAFE® Index
Oct 14	$9,427	$10,000
Oct 15	$9,565	$9,993
Oct 16	$9,304	$9,670
Oct 17	$11,117	$11,937
Oct 18	$9,747	$11,119
Oct 19	$10,489	$12,347
Oct 20	$10,020	$11,500
Oct 21	$13,060	$15,430
Oct 22	$9,856	$11,881
Oct 23	$11,702	$13,592
Oct 24	$14,572	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	24.53%	6.80%	4.45%
Class A (with sales charge)Footnote Reference1	17.43%	5.55%	3.84%
MSCI EAFE® Index	22.97%	6.24%	5.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 198,515,535
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,464,471
InvestmentCompanyPortfolioTurnover	38.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$198,515,535
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38.37%
Advisory Fees - net of reimbursement & waiver, if any	$1,464,471

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	0.7%

Largest Holdings [Text Block]
Japan	21.5%
United Kingdom	13.3%
Germany	9.8%
United States	8.8%
France	7.9%
Italy	5.5%
Spain	4.7%
Sweden	4.6%
Australia	3.7%
Netherlands	3.7%
Other CountriesFootnote Reference#	16.5%

Material Fund Change [Text Block]
C000127613
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class M: NWHLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$99	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class M	MSCI EAFE® Index
Oct 14	$10,000	$10,000
Oct 15	$10,182	$9,993
Oct 16	$9,942	$9,670
Oct 17	$11,917	$11,937
Oct 18	$10,479	$11,119
Oct 19	$11,335	$12,347
Oct 20	$10,856	$11,500
Oct 21	$14,205	$15,430
Oct 22	$10,740	$11,881
Oct 23	$12,809	$13,592
Oct 24	$15,998	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference1	24.89%	7.13%	4.81%
MSCI EAFE® Index	22.97%	6.24%	5.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 198,515,535
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,464,471
InvestmentCompanyPortfolioTurnover	38.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$198,515,535
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38.37%
Advisory Fees - net of reimbursement & waiver, if any	$1,464,471

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	0.7%

Largest Holdings [Text Block]
Japan	21.5%
United Kingdom	13.3%
Germany	9.8%
United States	8.8%
France	7.9%
Italy	5.5%
Spain	4.7%
Sweden	4.6%
Australia	3.7%
Netherlands	3.7%
Other CountriesFootnote Reference#	16.5%

Material Fund Change [Text Block]
C000127614
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Class R6: NWHMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$99	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R6	MSCI EAFE® Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,018,214	$999,300
Oct 16	$994,283	$967,023
Oct 17	$1,193,142	$1,193,693
Oct 18	$1,049,325	$1,111,925
Oct 19	$1,133,567	$1,234,681
Oct 20	$1,085,620	$1,149,982
Oct 21	$1,420,559	$1,543,046
Oct 22	$1,074,069	$1,188,145
Oct 23	$1,280,996	$1,359,238
Oct 24	$1,599,869	$1,671,455

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	24.89%	7.13%	4.81%
MSCI EAFE® Index	22.97%	6.24%	5.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 198,515,535
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,464,471
InvestmentCompanyPortfolioTurnover	38.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$198,515,535
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38.37%
Advisory Fees - net of reimbursement & waiver, if any	$1,464,471

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	0.7%

Largest Holdings [Text Block]
Japan	21.5%
United Kingdom	13.3%
Germany	9.8%
United States	8.8%
France	7.9%
Italy	5.5%
Spain	4.7%
Sweden	4.6%
Australia	3.7%
Netherlands	3.7%
Other CountriesFootnote Reference#	16.5%

Material Fund Change [Text Block]
C000127610
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard International Equities Fund
Class Name	Institutional Service Class: NWHNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$106	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI EAFE® Index
Oct 14	$50,000	$50,000
Oct 15	$50,869	$49,965
Oct 16	$49,603	$48,351
Oct 17	$59,475	$59,685
Oct 18	$52,245	$55,596
Oct 19	$56,399	$61,734
Oct 20	$53,972	$57,499
Oct 21	$70,616	$77,152
Oct 22	$53,426	$59,407
Oct 23	$63,690	$67,962
Oct 24	$79,515	$83,573

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	24.85%	7.11%	4.75%
MSCI EAFE® Index	22.97%	6.24%	5.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 198,515,535
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,464,471
InvestmentCompanyPortfolioTurnover	38.37%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$198,515,535
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38.37%
Advisory Fees - net of reimbursement & waiver, if any	$1,464,471

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	0.7%

Largest Holdings [Text Block]
Japan	21.5%
United Kingdom	13.3%
Germany	9.8%
United States	8.8%
France	7.9%
Italy	5.5%
Spain	4.7%
Sweden	4.6%
Australia	3.7%
Netherlands	3.7%
Other CountriesFootnote Reference#	16.5%

Material Fund Change [Text Block]
C000127615
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class A: NWHOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$150	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.20%
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 14	$9,425	$10,000	$10,000
Oct 15	$10,336	$10,486	$11,424
Oct 16	$11,095	$10,933	$12,770
Oct 17	$15,386	$13,520	$17,565
Oct 18	$16,501	$14,464	$19,973
Oct 19	$18,940	$16,511	$24,083
Oct 20	$26,202	$18,305	$32,443
Oct 21	$37,087	$26,269	$46,675
Oct 22	$23,524	$21,967	$31,693
Oct 23	$30,954	$24,050	$41,470
Oct 24	$46,288	$33,206	$63,625

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	49.54%	19.57%	17.25%
Class A (with sales charge)Footnote Reference1	40.91%	18.16%	16.56%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P North American Technology Sector Index™	53.42%	21.47%	20.34%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 188,682,385
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,346,928
InvestmentCompanyPortfolioTurnover	20.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$188,682,385
Number of Portfolio Holdings	39
Portfolio Turnover Rate	20.38%
Advisory Fees - net of reimbursement & waiver, if any	$1,346,928

Holdings [Text Block]
Common Stocks	100.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-2.7%

Largest Holdings [Text Block]
Software	31.0%
Semiconductors & Semiconductor Equipment	28.6%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.7%
Broadline Retail	4.0%
Electronic Equipment, Instruments & Components	2.9%
Ground Transportation	2.8%
Entertainment	2.3%
Life Sciences Tools & Services	2.2%
Other IndustriesFootnote Reference#	8.2%

Material Fund Change [Text Block]
C000127617
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class M: NWHQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$110	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class M	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 14	$10,000	$10,000	$10,000
Oct 15	$11,002	$10,486	$11,424
Oct 16	$11,846	$10,933	$12,770
Oct 17	$16,480	$13,520	$17,565
Oct 18	$17,742	$14,464	$19,973
Oct 19	$20,425	$16,511	$24,083
Oct 20	$28,344	$18,305	$32,443
Oct 21	$40,221	$26,269	$46,675
Oct 22	$25,584	$21,967	$31,693
Oct 23	$33,773	$24,050	$41,470
Oct 24	$50,687	$33,206	$63,625

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class MFootnote Reference1	50.08%	19.94%	17.62%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P North American Technology Sector Index™	53.42%	21.47%	20.34%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 188,682,385
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,346,928
InvestmentCompanyPortfolioTurnover	20.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$188,682,385
Number of Portfolio Holdings	39
Portfolio Turnover Rate	20.38%
Advisory Fees - net of reimbursement & waiver, if any	$1,346,928

Holdings [Text Block]
Common Stocks	100.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-2.7%

Largest Holdings [Text Block]
Software	31.0%
Semiconductors & Semiconductor Equipment	28.6%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.7%
Broadline Retail	4.0%
Electronic Equipment, Instruments & Components	2.9%
Ground Transportation	2.8%
Entertainment	2.3%
Life Sciences Tools & Services	2.2%
Other IndustriesFootnote Reference#	8.2%

Material Fund Change [Text Block]
C000127618
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Class R6: NWHTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$110	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,101,127	$1,048,647	$1,142,400
Oct 16	$1,185,121	$1,093,272	$1,276,975
Oct 17	$1,649,086	$1,352,034	$1,756,479
Oct 18	$1,775,689	$1,446,377	$1,997,292
Oct 19	$2,044,022	$1,651,070	$2,408,335
Oct 20	$2,835,948	$1,830,473	$3,244,268
Oct 21	$4,025,021	$2,626,940	$4,667,528
Oct 22	$2,561,089	$2,196,695	$3,169,251
Oct 23	$3,379,960	$2,405,027	$4,146,965
Oct 24	$5,071,199	$3,320,593	$6,362,471

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	50.04%	19.93%	17.63%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P North American Technology Sector Index™	53.42%	21.47%	20.34%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 188,682,385
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,346,928
InvestmentCompanyPortfolioTurnover	20.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$188,682,385
Number of Portfolio Holdings	39
Portfolio Turnover Rate	20.38%
Advisory Fees - net of reimbursement & waiver, if any	$1,346,928

Holdings [Text Block]
Common Stocks	100.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-2.7%

Largest Holdings [Text Block]
Software	31.0%
Semiconductors & Semiconductor Equipment	28.6%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.7%
Broadline Retail	4.0%
Electronic Equipment, Instruments & Components	2.9%
Ground Transportation	2.8%
Entertainment	2.3%
Life Sciences Tools & Services	2.2%
Other IndustriesFootnote Reference#	8.2%

Material Fund Change [Text Block]
C000127619
Shareholder Report [Line Items]
Fund Name	Nationwide Bailard Technology & Science Fund
Class Name	Institutional Service Class: NWHUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$126	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.01%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 14	$50,000	$50,000	$50,000
Oct 15	$54,947	$52,432	$57,120
Oct 16	$59,121	$54,664	$63,849
Oct 17	$82,181	$67,602	$87,824
Oct 18	$88,408	$72,319	$99,865
Oct 19	$101,663	$82,554	$120,417
Oct 20	$140,900	$91,524	$162,213
Oct 21	$199,808	$131,347	$233,376
Oct 22	$126,995	$109,835	$158,463
Oct 23	$167,522	$120,251	$207,348
Oct 24	$251,001	$166,030	$318,124

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	49.83%	19.81%	17.51%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P North American Technology Sector Index™	53.42%	21.47%	20.34%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 188,682,385
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,346,928
InvestmentCompanyPortfolioTurnover	20.38%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$188,682,385
Number of Portfolio Holdings	39
Portfolio Turnover Rate	20.38%
Advisory Fees - net of reimbursement & waiver, if any	$1,346,928

Holdings [Text Block]
Common Stocks	100.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-2.7%

Largest Holdings [Text Block]
Software	31.0%
Semiconductors & Semiconductor Equipment	28.6%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.7%
Broadline Retail	4.0%
Electronic Equipment, Instruments & Components	2.9%
Ground Transportation	2.8%
Entertainment	2.3%
Life Sciences Tools & Services	2.2%
Other IndustriesFootnote Reference#	8.2%

Material Fund Change [Text Block]
C000120179
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Core Plus Bond ESG Fund
Class Name	Class A: NWCPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$91	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,572	$10,000
Oct 15	$9,759	$10,196
Oct 16	$10,215	$10,641
Oct 17	$10,399	$10,737
Oct 18	$10,190	$10,517
Oct 19	$11,211	$11,727
Oct 20	$11,927	$12,453
Oct 21	$12,083	$12,393
Oct 22	$10,122	$10,450
Oct 23	$10,233	$10,488
Oct 24	$11,432	$11,594

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	11.72%	0.39%	1.79%
Class A (with sales charge)Footnote Reference1	6.96%	-0.47%	1.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 350,854,083
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 2,239,607
InvestmentCompanyPortfolioTurnover	108.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$350,854,083
Number of Portfolio Holdings	340
Portfolio Turnover Rate	108.76%
Advisory Fees - net of reimbursement & waiver, if any	$2,239,607

Holdings [Text Block]
Corporate Bonds	31.2%
Mortgage-Backed Securities	30.7%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	11.2%
Foreign Government Securities	5.3%
Collateralized Mortgage Obligations	2.3%
Commercial Mortgage-Backed Securities	1.7%
Repurchase Agreements	1.0%
Futures	-0.7%
Other assets in excess of liabilities	2.6%

Largest Holdings [Text Block]
Oil, Gas & Consumable Fuels	4.6%
Banks	3.2%
Diversified Telecommunication Services	3.0%
Electric Utilities	2.5%
Capital Markets	2.3%
Chemicals	1.4%
Semiconductors & Semiconductor Equipment	1.2%
Biotechnology	1.1%
Media	1.1%
Multi-Utilities	1.0%
Other IndustriesFootnote Reference#	78.6%

Material Fund Change [Text Block]
C000120181
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Core Plus Bond ESG Fund
Class Name	Class R6: NWCIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$51	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,022,728	$1,019,559
Oct 16	$1,074,359	$1,064,114
Oct 17	$1,097,764	$1,073,691
Oct 18	$1,079,703	$1,051,680
Oct 19	$1,191,989	$1,172,729
Oct 20	$1,272,293	$1,245,321
Oct 21	$1,293,257	$1,239,343
Oct 22	$1,085,879	$1,045,014
Oct 23	$1,101,456	$1,048,776
Oct 24	$1,236,501	$1,159,383

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	12.26%	0.74%	2.15%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 350,854,083
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 2,239,607
InvestmentCompanyPortfolioTurnover	108.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$350,854,083
Number of Portfolio Holdings	340
Portfolio Turnover Rate	108.76%
Advisory Fees - net of reimbursement & waiver, if any	$2,239,607

Holdings [Text Block]
Corporate Bonds	31.2%
Mortgage-Backed Securities	30.7%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	11.2%
Foreign Government Securities	5.3%
Collateralized Mortgage Obligations	2.3%
Commercial Mortgage-Backed Securities	1.7%
Repurchase Agreements	1.0%
Futures	-0.7%
Other assets in excess of liabilities	2.6%

Largest Holdings [Text Block]
Oil, Gas & Consumable Fuels	4.6%
Banks	3.2%
Diversified Telecommunication Services	3.0%
Electric Utilities	2.5%
Capital Markets	2.3%
Chemicals	1.4%
Semiconductors & Semiconductor Equipment	1.2%
Biotechnology	1.1%
Media	1.1%
Multi-Utilities	1.0%
Other IndustriesFootnote Reference#	78.6%

Material Fund Change [Text Block]
C000120180
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Core Plus Bond ESG Fund
Class Name	Institutional Service Class: NWCSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$61	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 14	$50,000	$50,000
Oct 15	$51,161	$50,978
Oct 16	$53,693	$53,206
Oct 17	$54,807	$53,685
Oct 18	$53,842	$52,584
Oct 19	$59,379	$58,636
Oct 20	$63,335	$62,266
Oct 21	$64,345	$61,967
Oct 22	$54,058	$52,251
Oct 23	$54,712	$52,439
Oct 24	$61,358	$57,969

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	12.15%	0.66%	2.07%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 350,854,083
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 2,239,607
InvestmentCompanyPortfolioTurnover	108.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$350,854,083
Number of Portfolio Holdings	340
Portfolio Turnover Rate	108.76%
Advisory Fees - net of reimbursement & waiver, if any	$2,239,607

Holdings [Text Block]
Corporate Bonds	31.2%
Mortgage-Backed Securities	30.7%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	11.2%
Foreign Government Securities	5.3%
Collateralized Mortgage Obligations	2.3%
Commercial Mortgage-Backed Securities	1.7%
Repurchase Agreements	1.0%
Futures	-0.7%
Other assets in excess of liabilities	2.6%

Largest Holdings [Text Block]
Oil, Gas & Consumable Fuels	4.6%
Banks	3.2%
Diversified Telecommunication Services	3.0%
Electric Utilities	2.5%
Capital Markets	2.3%
Chemicals	1.4%
Semiconductors & Semiconductor Equipment	1.2%
Biotechnology	1.1%
Media	1.1%
Multi-Utilities	1.0%
Other IndustriesFootnote Reference#	78.6%

Material Fund Change [Text Block]
C000013636
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class A: NMFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$99	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class A	S&P 500® Index
Oct 14	$9,428	$10,000
Oct 15	$10,221	$10,520
Oct 16	$10,035	$10,994
Oct 17	$12,732	$13,592
Oct 18	$13,965	$14,591
Oct 19	$16,618	$16,682
Oct 20	$18,308	$18,302
Oct 21	$26,302	$26,156
Oct 22	$21,421	$22,334
Oct 23	$23,009	$24,599
Oct 24	$31,364	$33,951

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	36.31%	13.55%	12.77%
Class A (with sales charge)Footnote Reference1	28.47%	12.21%	12.11%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,384,639,283
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 5,574,465
InvestmentCompanyPortfolioTurnover	3.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Holdings [Text Block]
Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%

Material Fund Change [Text Block]
C000013639
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class R: GGFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$139	1.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.18%
Line Graph [Table Text Block]
	Class R	S&P 500® Index
Oct 14	$10,000	$10,000
Oct 15	$10,793	$10,520
Oct 16	$10,619	$10,994
Oct 17	$13,414	$13,592
Oct 18	$14,648	$14,591
Oct 19	$17,370	$16,682
Oct 20	$19,075	$18,302
Oct 21	$27,290	$26,156
Oct 22	$22,140	$22,334
Oct 23	$23,680	$24,599
Oct 24	$32,176	$33,951

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	35.88%	13.12%	12.40%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,384,639,283
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 5,574,465
InvestmentCompanyPortfolioTurnover	3.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Holdings [Text Block]
Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%

Material Fund Change [Text Block]
C000025368
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Class R6: MUIGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$59	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,087,258	$1,051,995
Oct 16	$1,070,730	$1,099,440
Oct 17	$1,362,357	$1,359,238
Oct 18	$1,498,615	$1,459,142
Oct 19	$1,789,004	$1,668,237
Oct 20	$1,978,722	$1,830,223
Oct 21	$2,849,892	$2,615,572
Oct 22	$2,328,273	$2,233,437
Oct 23	$2,509,379	$2,459,907
Oct 24	$3,432,324	$3,395,092

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	36.78%	13.92%	13.13%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,384,639,283
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 5,574,465
InvestmentCompanyPortfolioTurnover	3.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Holdings [Text Block]
Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%

Material Fund Change [Text Block]
C000204949
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Eagle Class: NWAEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$60	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.51%
Line Graph [Table Text Block]
	Eagle Class	S&P 500® Index
Oct 18	$50,000	$50,000
Oct 18	$45,294	$46,580
Oct 19	$54,046	$53,255
Oct 20	$59,668	$58,426
Oct 21	$85,949	$83,497
Oct 22	$70,184	$71,298
Oct 23	$75,707	$78,527
Oct 24	$103,493	$108,381

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Eagle Class - (Inception 10/01/2018) Footnote Reference1	36.70%	13.88%	12.71%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Inception Date	Oct. 01, 2018
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,384,639,283
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 5,574,465
InvestmentCompanyPortfolioTurnover	3.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Holdings [Text Block]
Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%

Material Fund Change [Text Block]
C000107253
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Core Fund
Class Name	Institutional Service Class: NGISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$78	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Institutional Service Class	S&P 500® Index
Oct 14	$50,000	$50,000
Oct 15	$54,212	$52,600
Oct 16	$53,314	$54,972
Oct 17	$67,698	$67,962
Oct 18	$74,384	$72,957
Oct 19	$88,658	$83,412
Oct 20	$97,872	$91,511
Oct 21	$140,850	$130,779
Oct 22	$114,927	$111,672
Oct 23	$123,671	$122,995
Oct 24	$168,866	$169,755

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	36.54%	13.75%	12.94%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,384,639,283
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 5,574,465
InvestmentCompanyPortfolioTurnover	3.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Holdings [Text Block]
Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%

Material Fund Change [Text Block]
C000214212
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class A: NWALX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$106	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$9,425	$10,000	$10,000
Oct 20	$8,116	$10,683	$8,411
Oct 21	$12,651	$15,331	$12,092
Oct 22	$12,611	$12,820	$11,245
Oct 23	$12,835	$14,036	$11,260
Oct 24	$16,479	$19,380	$14,748

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Class A - (Inception 12/16/2019)	28.39%	9.21%	12.14%
Class A (with sales charge)Footnote Reference1	21.00%	7.08%	10.79%
Russell 1000® Index	38.07%	8.12%	14.33%
Russell 1000® Value Index	30.98%	6.85%	9.48%

Performance Inception Date	Dec. 16, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 637,568,104
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,321,349
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Holdings [Text Block]
Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%

Largest Holdings [Text Block]
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%

Material Fund Change [Text Block]
C000214213
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class K: NWAMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class K	$86	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
	Class K	Russell 1000® Index	Russell 1000® Value Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,661	$10,486	$10,053
Oct 16	$10,997	$10,933	$10,693
Oct 17	$13,288	$13,520	$12,595
Oct 18	$14,396	$14,464	$12,976
Oct 19	$15,981	$16,511	$14,431
Oct 20	$14,530	$18,305	$13,338
Oct 21	$22,699	$26,269	$19,175
Oct 22	$22,663	$21,967	$17,833
Oct 23	$23,100	$24,050	$17,856
Oct 24	$29,706	$33,206	$23,387

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class KFootnote Reference1,Footnote Reference2	28.63%Footnote Reference*	13.20%	11.50%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 637,568,104
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,321,349
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Holdings [Text Block]
Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%

Largest Holdings [Text Block]
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%

Material Fund Change [Text Block]
C000214214
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Class R6: NWANX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$75	0.65%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$1,000,000	$1,000,000	$1,000,000
Oct 20	$864,909	$1,068,300	$841,100
Oct 21	$1,351,989	$1,533,134	$1,209,165
Oct 22	$1,351,496	$1,282,035	$1,124,524
Oct 23	$1,378,699	$1,403,622	$1,125,986
Oct 24	$1,775,029	$1,937,964	$1,474,775

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Class R6 - (Inception 12/16/2019) Footnote Reference1	28.75%	9.50%	12.49%
Russell 1000® Index	38.07%	8.12%	14.33%
Russell 1000® Value Index	30.98%	6.85%	9.48%

Performance Inception Date	Dec. 16, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 637,568,104
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,321,349
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Holdings [Text Block]
Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%

Largest Holdings [Text Block]
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%

Material Fund Change [Text Block]
C000214210
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Eagle Class: NWAPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$75	0.65%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
	Eagle Class	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$50,000	$50,000	$50,000
Oct 20	$43,207	$53,415	$42,055
Oct 21	$67,527	$76,657	$60,458
Oct 22	$67,491	$64,102	$56,226
Oct 23	$68,861	$70,181	$56,299
Oct 24	$88,644	$96,898	$73,739

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Eagle Class - (Inception 12/16/2019) Footnote Reference1	28.76%Footnote Reference*	9.49%	12.46%
Russell 1000® Index	38.07%	8.12%	14.33%
Russell 1000® Value Index	30.98%	6.85%	9.48%

Performance Inception Date	Dec. 16, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 637,568,104
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,321,349
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Holdings [Text Block]
Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%

Largest Holdings [Text Block]
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%

Material Fund Change [Text Block]
C000214211
Shareholder Report [Line Items]
Fund Name	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class Name	Institutional Service Class: NWAOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$84	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$50,000	$50,000	$50,000
Oct 20	$43,153	$53,415	$42,055
Oct 21	$67,430	$76,657	$60,458
Oct 22	$67,408	$64,102	$56,226
Oct 23	$68,751	$70,181	$56,299
Oct 24	$88,419	$96,898	$73,739

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Institutional Service Class - (Inception 12/16/2019) Footnote Reference1	28.65%Footnote Reference*	9.45%	12.40%
Russell 1000® Index	38.07%	8.12%	14.33%
Russell 1000® Value Index	30.98%	6.85%	9.48%

Performance Inception Date	Dec. 16, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 637,568,104
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,321,349
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Holdings [Text Block]
Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%

Largest Holdings [Text Block]
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%

Material Fund Change [Text Block]
C000013445
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Fund
Class Name	Class A: NBDAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$81	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,774	$10,000
Oct 15	$9,824	$10,196
Oct 16	$10,275	$10,641
Oct 17	$10,380	$10,737
Oct 18	$10,197	$10,517
Oct 19	$11,312	$11,727
Oct 20	$11,896	$12,453
Oct 21	$11,985	$12,393
Oct 22	$9,855	$10,450
Oct 23	$9,848	$10,488
Oct 24	$10,883	$11,594

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	10.51%	-0.77%	1.08%
Class A (with sales charge)Footnote Reference1	7.97%	-1.22%	0.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 271,963,030
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 947,353
InvestmentCompanyPortfolioTurnover	25.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$271,963,030
Number of Portfolio Holdings	312
Portfolio Turnover Rate	25.72%
Advisory Fees - net of reimbursement & waiver, if any	$947,353

Holdings [Text Block]
Corporate Bonds	34.0%
Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	22.5%
Asset-Backed Securities	10.9%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	1.9%
U.S. Government Agency Security	1.7%
Other assets in excess of liabilities	1.7%

Largest Holdings [Text Block]
Banks	5.7%
Electric Utilities	5.5%
Oil, Gas & Consumable Fuels	3.4%
Capital Markets	3.2%
Insurance	1.3%
Food Products	1.2%
Aerospace & Defense	1.0%
Ground Transportation	0.7%
Tobacco	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	76.6%

Material Fund Change [Text Block]
C000120823
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Fund
Class Name	Class R6: NWIBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,008,207	$1,019,559
Oct 16	$1,057,464	$1,064,114
Oct 17	$1,071,413	$1,073,691
Oct 18	$1,054,579	$1,051,680
Oct 19	$1,174,167	$1,172,729
Oct 20	$1,238,061	$1,245,321
Oct 21	$1,250,834	$1,239,343
Oct 22	$1,030,563	$1,045,014
Oct 23	$1,033,140	$1,048,776
Oct 24	$1,145,231	$1,159,383

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	10.85%	-0.50%	1.37%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 271,963,030
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 947,353
InvestmentCompanyPortfolioTurnover	25.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$271,963,030
Number of Portfolio Holdings	312
Portfolio Turnover Rate	25.72%
Advisory Fees - net of reimbursement & waiver, if any	$947,353

Holdings [Text Block]
Corporate Bonds	34.0%
Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	22.5%
Asset-Backed Securities	10.9%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	1.9%
U.S. Government Agency Security	1.7%
Other assets in excess of liabilities	1.7%

Largest Holdings [Text Block]
Banks	5.7%
Electric Utilities	5.5%
Oil, Gas & Consumable Fuels	3.4%
Capital Markets	3.2%
Insurance	1.3%
Food Products	1.2%
Aerospace & Defense	1.0%
Ground Transportation	0.7%
Tobacco	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	76.6%

Material Fund Change [Text Block]
C000013448
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Fund
Class Name	Institutional Service Class: MUIBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$55	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 14	$50,000	$50,000
Oct 15	$50,393	$50,978
Oct 16	$52,831	$53,206
Oct 17	$53,496	$53,685
Oct 18	$52,679	$52,584
Oct 19	$58,556	$58,636
Oct 20	$61,696	$62,266
Oct 21	$62,282	$61,967
Oct 22	$51,325	$52,251
Oct 23	$51,413	$52,439
Oct 24	$56,948	$57,969

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	10.76%	-0.56%	1.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 271,963,030
Holdings Count | Holding	312
Advisory Fees Paid, Amount	$ 947,353
InvestmentCompanyPortfolioTurnover	25.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$271,963,030
Number of Portfolio Holdings	312
Portfolio Turnover Rate	25.72%
Advisory Fees - net of reimbursement & waiver, if any	$947,353

Holdings [Text Block]
Corporate Bonds	34.0%
Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	22.5%
Asset-Backed Securities	10.9%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	1.9%
U.S. Government Agency Security	1.7%
Other assets in excess of liabilities	1.7%

Largest Holdings [Text Block]
Banks	5.7%
Electric Utilities	5.5%
Oil, Gas & Consumable Fuels	3.4%
Capital Markets	3.2%
Insurance	1.3%
Food Products	1.2%
Aerospace & Defense	1.0%
Ground Transportation	0.7%
Tobacco	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	76.6%

Material Fund Change [Text Block]
C000013548
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Class A: GBIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$67	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,775	$10,000
Oct 15	$9,909	$10,196
Oct 16	$10,268	$10,642
Oct 17	$10,285	$10,737
Oct 18	$10,010	$10,517
Oct 19	$11,086	$11,728
Oct 20	$11,666	$12,454
Oct 21	$11,538	$12,394
Oct 22	$9,671	$10,451
Oct 23	$9,647	$10,488
Oct 24	$10,583	$11,595

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	9.69%	-0.93%	0.80%
Class A (with sales charge)Footnote Reference1	7.19%	-1.37%	0.57%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 261,043,816
Holdings Count | Holding	2,104
Advisory Fees Paid, Amount	$ 278,839
InvestmentCompanyPortfolioTurnover	87.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$261,043,816
Number of Portfolio Holdings	2,104
Portfolio Turnover Rate	87.24%
Advisory Fees - net of reimbursement & waiver, if any	$278,839

Holdings [Text Block]
U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	1.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.0%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-0.4%

Largest Holdings [Text Block]
Banks	4.8%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.9%
Insurance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	85.4%

C000013550
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Class R6: GBXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,016,910	$1,019,600
Oct 16	$1,059,170	$1,064,157
Oct 17	$1,065,284	$1,073,734
Oct 18	$1,039,978	$1,051,722
Oct 19	$1,157,912	$1,172,776
Oct 20	$1,223,753	$1,245,370
Oct 21	$1,215,392	$1,239,393
Oct 22	$1,022,821	$1,045,056
Oct 23	$1,024,614	$1,048,818
Oct 24	$1,130,057	$1,159,468

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	10.29%	-0.49%	1.23%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 261,043,816
Holdings Count | Holding	2,104
Advisory Fees Paid, Amount	$ 278,839
InvestmentCompanyPortfolioTurnover	87.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$261,043,816
Number of Portfolio Holdings	2,104
Portfolio Turnover Rate	87.24%
Advisory Fees - net of reimbursement & waiver, if any	$278,839

Holdings [Text Block]
U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	1.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.0%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-0.4%

Largest Holdings [Text Block]
Banks	4.8%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.9%
Insurance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	85.4%

C000175977
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Index Fund
Class Name	Institutional Service Class: NWXOX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$49	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Dec 16	$50,000	$50,000
Oct 17	$51,533	$51,675
Oct 18	$50,200	$50,616
Oct 19	$55,754	$56,442
Oct 20	$58,728	$59,935
Oct 21	$58,231	$59,648
Oct 22	$48,875	$50,295
Oct 23	$48,838	$50,476
Oct 24	$53,675	$55,801

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	9.90%	-0.76%	0.90%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.40%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 261,043,816
Holdings Count | Holding	2,104
Advisory Fees Paid, Amount	$ 278,839
InvestmentCompanyPortfolioTurnover	87.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$261,043,816
Number of Portfolio Holdings	2,104
Portfolio Turnover Rate	87.24%
Advisory Fees - net of reimbursement & waiver, if any	$278,839

Holdings [Text Block]
U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	1.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.0%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-0.4%

Largest Holdings [Text Block]
Banks	4.8%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.9%
Insurance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	85.4%

C000227359
Shareholder Report [Line Items]
Fund Name	Nationwide Bond Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Bond Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$35	0.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Mar 21	$1,000,000	$1,000,000
Oct 21	$1,010,000	$1,005,800
Oct 22	$838,235	$848,091
Oct 23	$841,248	$851,144
Oct 24	$935,431	$940,939

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Class R6 - (Inception 03/12/2021) Footnote Reference1	11.20%	-2.52%	-1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.20%	-1.47%

Performance Inception Date	Mar. 12, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 888,738,002
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 2,317,928
InvestmentCompanyPortfolioTurnover	311.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$888,738,002
Number of Portfolio Holdings	712
Portfolio Turnover Rate	311.73%
Advisory Fees - net of reimbursement & waiver, if any	$2,317,928

Holdings [Text Block]
Corporate Bonds	29.9%
Mortgage-Backed Securities	26.7%
U.S. Treasury Obligations	20.2%
Asset-Backed Securities	8.9%
Commercial Mortgage-Backed Securities	7.0%
Collateralized Mortgage Obligations	3.1%
Repurchase Agreements	1.0%
Foreign Government Securities	0.7%
Other assets in excess of liabilities	2.5%

Largest Holdings [Text Block]
Banks	4.2%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.3%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.4%
Wireless Telecommunication Services	1.3%
Aerospace & Defense	1.2%
Semiconductors & Semiconductor Equipment	1.0%
Food Products	1.0%
Software	1.0%
Other IndustriesFootnote Reference#	82.4%

C000051727
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2025 Fund
Class Name	Class A: NWHAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	S&P Target Date To 2025 Index
Oct 14	$9,428	$10,000	$10,000
Oct 15	$9,442	$10,196	$10,135
Oct 16	$9,672	$10,641	$10,486
Oct 17	$11,134	$10,737	$11,830
Oct 18	$11,059	$10,517	$11,855
Oct 19	$12,187	$11,727	$13,111
Oct 20	$12,703	$12,453	$13,694
Oct 21	$15,123	$12,393	$16,152
Oct 22	$12,538	$10,450	$13,897
Oct 23	$13,030	$10,488	$14,561
Oct 24	$15,295	$11,594	$17,241

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	17.39%	4.65%	4.96%
Class A (with sales charge)Footnote Reference1	10.66%	3.42%	4.34%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date To 2025 Index	18.40%	5.63%	5.60%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 155,301,413
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 205,052
InvestmentCompanyPortfolioTurnover	32.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$155,301,413
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32.43%
Advisory Fees - net of reimbursement & waiver, if any	$205,052

Holdings [Text Block]
Fixed Income Fund	51.6%
Equity Fund	34.9%
Money Market Fund	7.9%
Alternative Assets	5.6%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	44.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide International Index Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9%
Nationwide Inflation-Protected Securities Fund, Class R6	6.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.1%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Other Holdings	0.1%

Material Fund Change [Text Block]
C000051730
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2025 Fund
Class Name	Class R: NWHBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	S&P Target Date To 2025 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$9,986	$10,196	$10,135
Oct 16	$10,199	$10,641	$10,486
Oct 17	$11,712	$10,737	$11,830
Oct 18	$11,602	$10,517	$11,855
Oct 19	$12,756	$11,727	$13,111
Oct 20	$13,258	$12,453	$13,694
Oct 21	$15,741	$12,393	$16,152
Oct 22	$13,007	$10,450	$13,897
Oct 23	$13,478	$10,488	$14,561
Oct 24	$15,778	$11,594	$17,241

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	17.07%	4.35%	4.67%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date To 2025 Index	18.40%	5.63%	5.60%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 155,301,413
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 205,052
InvestmentCompanyPortfolioTurnover	32.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$155,301,413
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32.43%
Advisory Fees - net of reimbursement & waiver, if any	$205,052

Holdings [Text Block]
Fixed Income Fund	51.6%
Equity Fund	34.9%
Money Market Fund	7.9%
Alternative Assets	5.6%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	44.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide International Index Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9%
Nationwide Inflation-Protected Securities Fund, Class R6	6.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.1%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Other Holdings	0.1%

Material Fund Change [Text Block]
C000051732
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2025 Fund
Class Name	Class R6: NWHIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P Target Date To 2025 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,006,287	$1,019,559	$1,013,500
Oct 16	$1,035,367	$1,064,114	$1,048,567
Oct 17	$1,197,572	$1,073,691	$1,182,993
Oct 18	$1,195,546	$1,051,680	$1,185,478
Oct 19	$1,324,499	$1,172,729	$1,311,138
Oct 20	$1,387,041	$1,245,321	$1,369,353
Oct 21	$1,658,302	$1,239,343	$1,615,152
Oct 22	$1,380,001	$1,045,014	$1,389,677
Oct 23	$1,441,462	$1,048,776	$1,456,103
Oct 24	$1,701,281	$1,159,383	$1,724,070

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.02%	5.13%	5.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date To 2025 Index	18.40%	5.63%	5.60%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 155,301,413
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 205,052
InvestmentCompanyPortfolioTurnover	32.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$155,301,413
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32.43%
Advisory Fees - net of reimbursement & waiver, if any	$205,052

Holdings [Text Block]
Fixed Income Fund	51.6%
Equity Fund	34.9%
Money Market Fund	7.9%
Alternative Assets	5.6%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	44.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide International Index Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9%
Nationwide Inflation-Protected Securities Fund, Class R6	6.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.1%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Other Holdings	0.1%

Material Fund Change [Text Block]
C000051731
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2025 Fund
Class Name	Institutional Service Class: NWHSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	S&P Target Date To 2025 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,140	$50,978	$50,675
Oct 16	$51,464	$53,206	$52,428
Oct 17	$59,423	$53,685	$59,150
Oct 18	$59,112	$52,584	$59,274
Oct 19	$65,363	$58,636	$65,557
Oct 20	$68,292	$62,266	$68,468
Oct 21	$81,462	$61,967	$80,758
Oct 22	$67,602	$52,251	$69,484
Oct 23	$70,411	$52,439	$72,805
Oct 24	$82,908	$57,969	$86,204

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	17.75%	4.87%	5.19%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date To 2025 Index	18.40%	5.63%	5.60%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 155,301,413
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 205,052
InvestmentCompanyPortfolioTurnover	32.43%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$155,301,413
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32.43%
Advisory Fees - net of reimbursement & waiver, if any	$205,052

Holdings [Text Block]
Fixed Income Fund	51.6%
Equity Fund	34.9%
Money Market Fund	7.9%
Alternative Assets	5.6%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	44.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide International Index Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9%
Nationwide Inflation-Protected Securities Fund, Class R6	6.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.1%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Other Holdings	0.1%

Material Fund Change [Text Block]
C000051733
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class A: NWIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 14	$9,425	$10,000	$10,000
Oct 15	$9,438	$9,997	$10,136
Oct 16	$9,658	$10,201	$10,484
Oct 17	$11,302	$12,568	$12,028
Oct 18	$11,218	$12,503	$12,069
Oct 19	$12,432	$14,078	$13,388
Oct 20	$12,863	$14,766	$13,926
Oct 21	$15,948	$20,270	$17,065
Oct 22	$13,008	$16,225	$14,497
Oct 23	$13,653	$17,929	$15,358
Oct 24	$16,528	$23,808	$18,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	21.06%	5.86%	5.78%
Class A (with sales charge)Footnote Reference1	14.03%	4.61%	5.15%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2030 Index	20.97%	6.77%	6.39%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 215,339,026
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 268,841
InvestmentCompanyPortfolioTurnover	39.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$215,339,026
Number of Portfolio Holdings	11
Portfolio Turnover Rate	39.72%
Advisory Fees - net of reimbursement & waiver, if any	$268,841

Holdings [Text Block]
Equity Fund	53.0%
Fixed Income Fund	38.6%
Money Market Fund	4.5%
Alternative Assets	4.0%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.2%
Nationwide International Index Fund, Class R6	13.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	2.9%
Nationwide Inflation-Protected Securities Fund, Class R6	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Nationwide Small Cap Index Fund, Class R6	1.3%
Other Holdings	0.8%

Material Fund Change [Text Block]
C000051736
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class R: NWBIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$98	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$9,989	$9,997	$10,136
Oct 16	$10,194	$10,201	$10,484
Oct 17	$11,908	$12,568	$12,028
Oct 18	$11,774	$12,503	$12,069
Oct 19	$13,019	$14,078	$13,388
Oct 20	$13,445	$14,766	$13,926
Oct 21	$16,610	$20,270	$17,065
Oct 22	$13,519	$16,225	$14,497
Oct 23	$14,154	$17,929	$15,358
Oct 24	$17,092	$23,808	$18,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	20.75%	5.59%	5.51%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2030 Index	20.97%	6.77%	6.39%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 215,339,026
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 268,841
InvestmentCompanyPortfolioTurnover	39.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$215,339,026
Number of Portfolio Holdings	11
Portfolio Turnover Rate	39.72%
Advisory Fees - net of reimbursement & waiver, if any	$268,841

Holdings [Text Block]
Equity Fund	53.0%
Fixed Income Fund	38.6%
Money Market Fund	4.5%
Alternative Assets	4.0%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.2%
Nationwide International Index Fund, Class R6	13.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	2.9%
Nationwide Inflation-Protected Securities Fund, Class R6	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Nationwide Small Cap Index Fund, Class R6	1.3%
Other Holdings	0.8%

Material Fund Change [Text Block]
C000051738
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Class R6: NWIIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,007,100	$999,666	$1,013,600
Oct 16	$1,035,419	$1,020,139	$1,048,366
Oct 17	$1,217,416	$1,256,841	$1,202,791
Oct 18	$1,212,991	$1,250,335	$1,206,880
Oct 19	$1,351,082	$1,407,770	$1,338,792
Oct 20	$1,406,249	$1,476,578	$1,392,612
Oct 21	$1,751,157	$2,027,009	$1,706,507
Oct 22	$1,435,533	$1,622,472	$1,449,677
Oct 23	$1,513,398	$1,792,863	$1,535,788
Oct 24	$1,842,102	$2,380,757	$1,857,902

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	21.72%	6.40%	6.30%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2030 Index	20.97%	6.77%	6.39%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 215,339,026
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 268,841
InvestmentCompanyPortfolioTurnover	39.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$215,339,026
Number of Portfolio Holdings	11
Portfolio Turnover Rate	39.72%
Advisory Fees - net of reimbursement & waiver, if any	$268,841

Holdings [Text Block]
Equity Fund	53.0%
Fixed Income Fund	38.6%
Money Market Fund	4.5%
Alternative Assets	4.0%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.2%
Nationwide International Index Fund, Class R6	13.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	2.9%
Nationwide Inflation-Protected Securities Fund, Class R6	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Nationwide Small Cap Index Fund, Class R6	1.3%
Other Holdings	0.8%

Material Fund Change [Text Block]
C000051737
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2030 Fund
Class Name	Institutional Service Class: NWISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,180	$49,983	$50,680
Oct 16	$51,467	$51,007	$52,418
Oct 17	$60,416	$62,842	$60,140
Oct 18	$60,051	$62,517	$60,344
Oct 19	$66,691	$70,389	$66,940
Oct 20	$69,252	$73,829	$69,631
Oct 21	$86,066	$101,350	$85,325
Oct 22	$70,353	$81,124	$72,484
Oct 23	$73,967	$89,643	$76,789
Oct 24	$89,782	$119,038	$92,895

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	21.38%	6.13%	6.03%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2030 Index	20.97%	6.77%	6.39%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 215,339,026
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 268,841
InvestmentCompanyPortfolioTurnover	39.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$215,339,026
Number of Portfolio Holdings	11
Portfolio Turnover Rate	39.72%
Advisory Fees - net of reimbursement & waiver, if any	$268,841

Holdings [Text Block]
Equity Fund	53.0%
Fixed Income Fund	38.6%
Money Market Fund	4.5%
Alternative Assets	4.0%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.2%
Nationwide International Index Fund, Class R6	13.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	2.9%
Nationwide Inflation-Protected Securities Fund, Class R6	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Nationwide Small Cap Index Fund, Class R6	1.3%
Other Holdings	0.8%

Material Fund Change [Text Block]
C000051739
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class A: NWLAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$70	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 14	$9,425	$10,000	$10,000
Oct 15	$9,442	$9,997	$10,129
Oct 16	$9,659	$10,201	$10,461
Oct 17	$11,422	$12,568	$12,163
Oct 18	$11,327	$12,503	$12,216
Oct 19	$12,585	$14,078	$13,587
Oct 20	$12,930	$14,766	$14,072
Oct 21	$16,652	$20,270	$17,859
Oct 22	$13,456	$16,225	$14,986
Oct 23	$14,219	$17,929	$16,041
Oct 24	$17,590	$23,808	$19,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	23.70%	6.93%	6.44%
Class A (with sales charge)Footnote Reference1	16.62%	5.67%	5.81%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2035 Index	23.64%	7.86%	7.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 207,411,934
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 255,866
InvestmentCompanyPortfolioTurnover	42.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,411,934
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.20%
Advisory Fees - net of reimbursement & waiver, if any	$255,866

Holdings [Text Block]
Equity Fund	64.9%
Fixed Income Fund	29.9%
Alternative Assets	2.9%
Money Market Fund	2.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.3%
Nationwide Bond Portfolio, Class R6	28.1%
Nationwide International Index Fund, Class R6	15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core MSCI Emerging Markets ETF	3.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.3%
Nationwide Inflation-Protected Securities Fund, Class R6	1.2%
Other Holdings	0.6%

Material Fund Change [Text Block]
C000051742
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class R: NWLBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$99	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$9,989	$9,997	$10,129
Oct 16	$10,191	$10,201	$10,461
Oct 17	$12,024	$12,568	$12,163
Oct 18	$11,892	$12,503	$12,216
Oct 19	$13,173	$14,078	$13,587
Oct 20	$13,510	$14,766	$14,072
Oct 21	$17,345	$20,270	$17,859
Oct 22	$13,979	$16,225	$14,986
Oct 23	$14,719	$17,929	$16,041
Oct 24	$18,159	$23,808	$19,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	23.37%	6.63%	6.15%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2035 Index	23.64%	7.86%	7.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 207,411,934
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 255,866
InvestmentCompanyPortfolioTurnover	42.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,411,934
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.20%
Advisory Fees - net of reimbursement & waiver, if any	$255,866

Holdings [Text Block]
Equity Fund	64.9%
Fixed Income Fund	29.9%
Alternative Assets	2.9%
Money Market Fund	2.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.3%
Nationwide Bond Portfolio, Class R6	28.1%
Nationwide International Index Fund, Class R6	15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core MSCI Emerging Markets ETF	3.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.3%
Nationwide Inflation-Protected Securities Fund, Class R6	1.2%
Other Holdings	0.6%

Material Fund Change [Text Block]
C000051744
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Class R6: NWLIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,007,324	$999,666	$1,012,900
Oct 16	$1,035,107	$1,020,139	$1,046,123
Oct 17	$1,230,707	$1,256,841	$1,216,327
Oct 18	$1,225,376	$1,250,335	$1,221,558
Oct 19	$1,368,665	$1,407,770	$1,358,738
Oct 20	$1,412,820	$1,476,578	$1,407,245
Oct 21	$1,829,717	$2,027,009	$1,785,935
Oct 22	$1,484,777	$1,622,472	$1,498,578
Oct 23	$1,574,971	$1,792,863	$1,604,078
Oct 24	$1,957,186	$2,380,757	$1,983,296

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	24.27%	7.42%	6.95%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2035 Index	23.64%	7.86%	7.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 207,411,934
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 255,866
InvestmentCompanyPortfolioTurnover	42.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,411,934
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.20%
Advisory Fees - net of reimbursement & waiver, if any	$255,866

Holdings [Text Block]
Equity Fund	64.9%
Fixed Income Fund	29.9%
Alternative Assets	2.9%
Money Market Fund	2.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.3%
Nationwide Bond Portfolio, Class R6	28.1%
Nationwide International Index Fund, Class R6	15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core MSCI Emerging Markets ETF	3.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.3%
Nationwide Inflation-Protected Securities Fund, Class R6	1.2%
Other Holdings	0.6%

Material Fund Change [Text Block]
C000051743
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2035 Fund
Class Name	Institutional Service Class: NWLSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,197	$49,983	$50,645
Oct 16	$51,461	$51,007	$52,306
Oct 17	$61,032	$62,842	$60,816
Oct 18	$60,614	$62,517	$61,078
Oct 19	$67,507	$70,389	$67,937
Oct 20	$69,559	$73,829	$70,362
Oct 21	$89,793	$101,350	$89,297
Oct 22	$72,769	$81,124	$74,929
Oct 23	$76,990	$89,643	$80,204
Oct 24	$95,424	$119,038	$99,165

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	23.94%	7.17%	6.68%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2035 Index	23.64%	7.86%	7.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 207,411,934
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 255,866
InvestmentCompanyPortfolioTurnover	42.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$207,411,934
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.20%
Advisory Fees - net of reimbursement & waiver, if any	$255,866

Holdings [Text Block]
Equity Fund	64.9%
Fixed Income Fund	29.9%
Alternative Assets	2.9%
Money Market Fund	2.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.3%
Nationwide Bond Portfolio, Class R6	28.1%
Nationwide International Index Fund, Class R6	15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core MSCI Emerging Markets ETF	3.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.3%
Nationwide Inflation-Protected Securities Fund, Class R6	1.2%
Other Holdings	0.6%

Material Fund Change [Text Block]
C000051745
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class A: NWMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$70	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 14	$9,421	$10,000	$10,000
Oct 15	$9,469	$9,997	$10,127
Oct 16	$9,673	$10,201	$10,454
Oct 17	$11,555	$12,568	$12,337
Oct 18	$11,488	$12,503	$12,407
Oct 19	$12,786	$14,078	$13,822
Oct 20	$13,108	$14,766	$14,213
Oct 21	$17,316	$20,270	$18,511
Oct 22	$13,897	$16,225	$15,421
Oct 23	$14,790	$17,929	$16,655
Oct 24	$18,643	$23,808	$20,971

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	26.05%	7.83%	7.06%
Class A (with sales charge)Footnote Reference1	18.87%	6.56%	6.43%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2040 Index	25.91%	8.70%	7.69%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 193,615,573
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 233,363
InvestmentCompanyPortfolioTurnover	44.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$193,615,573
Number of Portfolio Holdings	11
Portfolio Turnover Rate	44.86%
Advisory Fees - net of reimbursement & waiver, if any	$233,363

Holdings [Text Block]
Equity Fund	76.6%
Fixed Income Fund	20.4%
Alternative Assets	1.9%
Money Market Fund	1.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.5%
Nationwide Bond Portfolio, Class R6	19.5%
Nationwide International Index Fund, Class R6	18.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.5%
iShares Core MSCI Emerging Markets ETF	3.9%
Nationwide Small Cap Index Fund, Class R6	2.8%
Nationwide Amundi Strategic Income Fund, Class R6	2.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.1%
iShares 20+ Year Treasury Bond ETF	0.5%
Other Holdings	0.4%

Material Fund Change [Text Block]
C000051748
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class R: NWMDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$100	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,016	$9,997	$10,127
Oct 16	$10,213	$10,201	$10,454
Oct 17	$12,160	$12,568	$12,337
Oct 18	$12,068	$12,503	$12,407
Oct 19	$13,389	$14,078	$13,822
Oct 20	$13,695	$14,766	$14,213
Oct 21	$18,037	$20,270	$18,511
Oct 22	$14,442	$16,225	$15,421
Oct 23	$15,319	$17,929	$16,655
Oct 24	$19,247	$23,808	$20,971

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	25.65%	7.53%	6.77%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2040 Index	25.91%	8.70%	7.69%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 193,615,573
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 233,363
InvestmentCompanyPortfolioTurnover	44.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$193,615,573
Number of Portfolio Holdings	11
Portfolio Turnover Rate	44.86%
Advisory Fees - net of reimbursement & waiver, if any	$233,363

Holdings [Text Block]
Equity Fund	76.6%
Fixed Income Fund	20.4%
Alternative Assets	1.9%
Money Market Fund	1.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.5%
Nationwide Bond Portfolio, Class R6	19.5%
Nationwide International Index Fund, Class R6	18.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.5%
iShares Core MSCI Emerging Markets ETF	3.9%
Nationwide Small Cap Index Fund, Class R6	2.8%
Nationwide Amundi Strategic Income Fund, Class R6	2.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.1%
iShares 20+ Year Treasury Bond ETF	0.5%
Other Holdings	0.4%

Material Fund Change [Text Block]
C000051750
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Class R6: NWMHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,009,097	$999,666	$1,012,700
Oct 16	$1,036,581	$1,020,139	$1,045,410
Oct 17	$1,243,440	$1,256,841	$1,233,689
Oct 18	$1,242,251	$1,250,335	$1,240,721
Oct 19	$1,391,054	$1,407,770	$1,382,163
Oct 20	$1,433,313	$1,476,578	$1,421,278
Oct 21	$1,900,615	$2,027,009	$1,851,072
Oct 22	$1,532,477	$1,622,472	$1,542,128
Oct 23	$1,637,747	$1,792,863	$1,665,499
Oct 24	$2,075,893	$2,380,757	$2,097,061

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	26.75%	8.34%	7.58%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2040 Index	25.91%	8.70%	7.69%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 193,615,573
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 233,363
InvestmentCompanyPortfolioTurnover	44.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$193,615,573
Number of Portfolio Holdings	11
Portfolio Turnover Rate	44.86%
Advisory Fees - net of reimbursement & waiver, if any	$233,363

Holdings [Text Block]
Equity Fund	76.6%
Fixed Income Fund	20.4%
Alternative Assets	1.9%
Money Market Fund	1.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.5%
Nationwide Bond Portfolio, Class R6	19.5%
Nationwide International Index Fund, Class R6	18.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.5%
iShares Core MSCI Emerging Markets ETF	3.9%
Nationwide Small Cap Index Fund, Class R6	2.8%
Nationwide Amundi Strategic Income Fund, Class R6	2.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.1%
iShares 20+ Year Treasury Bond ETF	0.5%
Other Holdings	0.4%

Material Fund Change [Text Block]
C000051749
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2040 Fund
Class Name	Institutional Service Class: NWMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,380	$49,983	$50,635
Oct 16	$51,573	$51,007	$52,271
Oct 17	$61,749	$62,842	$61,684
Oct 18	$61,537	$62,517	$62,036
Oct 19	$68,693	$70,389	$69,108
Oct 20	$70,609	$73,829	$71,064
Oct 21	$93,440	$101,350	$92,554
Oct 22	$75,149	$81,124	$77,106
Oct 23	$80,091	$89,643	$83,275
Oct 24	$101,180	$119,038	$104,853

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	26.33%	8.05%	7.30%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2040 Index	25.91%	8.70%	7.69%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 193,615,573
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 233,363
InvestmentCompanyPortfolioTurnover	44.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$193,615,573
Number of Portfolio Holdings	11
Portfolio Turnover Rate	44.86%
Advisory Fees - net of reimbursement & waiver, if any	$233,363

Holdings [Text Block]
Equity Fund	76.6%
Fixed Income Fund	20.4%
Alternative Assets	1.9%
Money Market Fund	1.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.5%
Nationwide Bond Portfolio, Class R6	19.5%
Nationwide International Index Fund, Class R6	18.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.5%
iShares Core MSCI Emerging Markets ETF	3.9%
Nationwide Small Cap Index Fund, Class R6	2.8%
Nationwide Amundi Strategic Income Fund, Class R6	2.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.1%
iShares 20+ Year Treasury Bond ETF	0.5%
Other Holdings	0.4%

Material Fund Change [Text Block]
C000051751
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class A: NWNAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 14	$9,428	$10,000	$10,000
Oct 15	$9,489	$9,997	$10,125
Oct 16	$9,689	$10,201	$10,447
Oct 17	$11,680	$12,568	$12,433
Oct 18	$11,613	$12,503	$12,499
Oct 19	$12,964	$14,078	$13,961
Oct 20	$13,264	$14,766	$14,271
Oct 21	$17,765	$20,270	$18,959
Oct 22	$14,208	$16,225	$15,708
Oct 23	$15,148	$17,929	$17,065
Oct 24	$19,297	$23,808	$21,829

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	27.39%	8.28%	7.43%
Class A (with sales charge)Footnote Reference1	20.06%	7.01%	6.79%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2045 Index	27.92%	9.35%	8.12%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 171,318,823
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 211,284
InvestmentCompanyPortfolioTurnover	46.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$171,318,823
Number of Portfolio Holdings	10
Portfolio Turnover Rate	46.67%
Advisory Fees - net of reimbursement & waiver, if any	$211,284

Holdings [Text Block]
Equity Fund	83.4%
Fixed Income Fund	15.1%
Alternative Assets	1.0%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	35.6%
Nationwide International Index Fund, Class R6	20.0%
Nationwide Bond Portfolio, Class R6	14.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.1%
Nationwide Mid Cap Market Index Fund, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	1.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.5%

Material Fund Change [Text Block]
C000051754
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class R: NWNBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$100	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,032	$9,997	$10,125
Oct 16	$10,214	$10,201	$10,447
Oct 17	$12,291	$12,568	$12,433
Oct 18	$12,189	$12,503	$12,499
Oct 19	$13,557	$14,078	$13,961
Oct 20	$13,840	$14,766	$14,271
Oct 21	$18,489	$20,270	$18,959
Oct 22	$14,735	$16,225	$15,708
Oct 23	$15,666	$17,929	$17,065
Oct 24	$19,913	$23,808	$21,829

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	27.11%	7.99%	7.13%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2045 Index	27.92%	9.35%	8.12%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 171,318,823
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 211,284
InvestmentCompanyPortfolioTurnover	46.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$171,318,823
Number of Portfolio Holdings	10
Portfolio Turnover Rate	46.67%
Advisory Fees - net of reimbursement & waiver, if any	$211,284

Holdings [Text Block]
Equity Fund	83.4%
Fixed Income Fund	15.1%
Alternative Assets	1.0%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	35.6%
Nationwide International Index Fund, Class R6	20.0%
Nationwide Bond Portfolio, Class R6	14.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.1%
Nationwide Mid Cap Market Index Fund, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	1.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.5%

Material Fund Change [Text Block]
C000051756
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Class R6: NWNIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,010,720	$999,666	$1,012,500
Oct 16	$1,036,625	$1,020,139	$1,044,698
Oct 17	$1,257,279	$1,256,841	$1,243,294
Oct 18	$1,256,358	$1,250,335	$1,249,884
Oct 19	$1,408,439	$1,407,770	$1,396,120
Oct 20	$1,448,653	$1,476,578	$1,427,114
Oct 21	$1,949,359	$2,027,009	$1,895,921
Oct 22	$1,565,732	$1,622,472	$1,570,771
Oct 23	$1,677,843	$1,792,863	$1,706,485
Oct 24	$2,145,902	$2,380,757	$2,182,938

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	27.90%	8.79%	7.93%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2045 Index	27.92%	9.35%	8.12%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 171,318,823
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 211,284
InvestmentCompanyPortfolioTurnover	46.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$171,318,823
Number of Portfolio Holdings	10
Portfolio Turnover Rate	46.67%
Advisory Fees - net of reimbursement & waiver, if any	$211,284

Holdings [Text Block]
Equity Fund	83.4%
Fixed Income Fund	15.1%
Alternative Assets	1.0%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	35.6%
Nationwide International Index Fund, Class R6	20.0%
Nationwide Bond Portfolio, Class R6	14.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.1%
Nationwide Mid Cap Market Index Fund, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	1.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.5%

Material Fund Change [Text Block]
C000051755
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2045 Fund
Class Name	Institutional Service Class: NWNSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,419	$49,983	$50,625
Oct 16	$51,592	$51,007	$52,235
Oct 17	$62,381	$62,842	$62,165
Oct 18	$62,181	$62,517	$62,494
Oct 19	$69,530	$70,389	$69,806
Oct 20	$71,310	$73,829	$71,356
Oct 21	$95,754	$101,350	$94,796
Oct 22	$76,679	$81,124	$78,539
Oct 23	$82,009	$89,643	$85,324
Oct 24	$104,613	$119,038	$109,147

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	27.56%	8.51%	7.66%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2045 Index	27.92%	9.35%	8.12%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 171,318,823
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 211,284
InvestmentCompanyPortfolioTurnover	46.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$171,318,823
Number of Portfolio Holdings	10
Portfolio Turnover Rate	46.67%
Advisory Fees - net of reimbursement & waiver, if any	$211,284

Holdings [Text Block]
Equity Fund	83.4%
Fixed Income Fund	15.1%
Alternative Assets	1.0%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	35.6%
Nationwide International Index Fund, Class R6	20.0%
Nationwide Bond Portfolio, Class R6	14.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.1%
Nationwide Mid Cap Market Index Fund, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	1.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.5%

Material Fund Change [Text Block]
C000051757
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class A: NWOAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 14	$9,424	$10,000	$10,000
Oct 15	$9,492	$9,997	$10,123
Oct 16	$9,698	$10,201	$10,440
Oct 17	$11,718	$12,568	$12,507
Oct 18	$11,664	$12,503	$12,574
Oct 19	$13,014	$14,078	$14,041
Oct 20	$13,282	$14,766	$14,399
Oct 21	$17,928	$20,270	$19,291
Oct 22	$14,306	$16,225	$15,946
Oct 23	$15,273	$17,929	$17,369
Oct 24	$19,584	$23,808	$22,431

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	28.23%	8.52%	7.59%
Class A (with sales charge)Footnote Reference1	20.86%	7.23%	6.95%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2050 Index	29.15%	9.83%	8.41%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 174,748,644
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 207,410
InvestmentCompanyPortfolioTurnover	45.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,748,644
Number of Portfolio Holdings	9
Portfolio Turnover Rate	45.69%
Advisory Fees - net of reimbursement & waiver, if any	$207,410

Holdings [Text Block]
Equity Fund	87.1%
Fixed Income Fund	12.7%
Other assets in excess of liabilities	0.2%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.9%
Nationwide Bond Portfolio, Class R6	12.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.2%

Material Fund Change [Text Block]
C000051760
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class R: NWOBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,032	$9,997	$10,123
Oct 16	$10,222	$10,201	$10,440
Oct 17	$12,339	$12,568	$12,507
Oct 18	$12,238	$12,503	$12,574
Oct 19	$13,625	$14,078	$14,041
Oct 20	$13,874	$14,766	$14,399
Oct 21	$18,671	$20,270	$19,291
Oct 22	$14,859	$16,225	$15,946
Oct 23	$15,828	$17,929	$17,369
Oct 24	$20,232	$23,808	$22,431

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	27.82%	8.23%	7.30%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2050 Index	29.15%	9.83%	8.41%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 174,748,644
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 207,410
InvestmentCompanyPortfolioTurnover	45.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,748,644
Number of Portfolio Holdings	9
Portfolio Turnover Rate	45.69%
Advisory Fees - net of reimbursement & waiver, if any	$207,410

Holdings [Text Block]
Equity Fund	87.1%
Fixed Income Fund	12.7%
Other assets in excess of liabilities	0.2%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.9%
Nationwide Bond Portfolio, Class R6	12.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.2%

Material Fund Change [Text Block]
C000051762
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Class R6: NWOIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,011,900	$999,666	$1,012,300
Oct 16	$1,038,660	$1,020,139	$1,043,985
Oct 17	$1,262,668	$1,256,841	$1,250,694
Oct 18	$1,263,136	$1,250,335	$1,257,448
Oct 19	$1,414,353	$1,407,770	$1,404,066
Oct 20	$1,451,928	$1,476,578	$1,439,870
Oct 21	$1,968,658	$2,027,009	$1,929,138
Oct 22	$1,579,618	$1,622,472	$1,594,625
Oct 23	$1,695,964	$1,792,863	$1,736,866
Oct 24	$2,184,077	$2,380,757	$2,243,137

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	28.78%	9.08%	8.13%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2050 Index	29.15%	9.83%	8.41%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 174,748,644
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 207,410
InvestmentCompanyPortfolioTurnover	45.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,748,644
Number of Portfolio Holdings	9
Portfolio Turnover Rate	45.69%
Advisory Fees - net of reimbursement & waiver, if any	$207,410

Holdings [Text Block]
Equity Fund	87.1%
Fixed Income Fund	12.7%
Other assets in excess of liabilities	0.2%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.9%
Nationwide Bond Portfolio, Class R6	12.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.2%

Material Fund Change [Text Block]
C000051761
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2050 Fund
Class Name	Institutional Service Class: NWOSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,478	$49,983	$50,615
Oct 16	$51,627	$51,007	$52,199
Oct 17	$62,649	$62,842	$62,535
Oct 18	$62,443	$62,517	$62,872
Oct 19	$69,847	$70,389	$70,203
Oct 20	$71,544	$73,829	$71,993
Oct 21	$96,723	$101,350	$96,457
Oct 22	$77,413	$81,124	$79,731
Oct 23	$82,843	$89,643	$86,843
Oct 24	$106,411	$119,038	$112,157

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.45%	8.78%	7.85%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2050 Index	29.15%	9.83%	8.41%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 174,748,644
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 207,410
InvestmentCompanyPortfolioTurnover	45.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,748,644
Number of Portfolio Holdings	9
Portfolio Turnover Rate	45.69%
Advisory Fees - net of reimbursement & waiver, if any	$207,410

Holdings [Text Block]
Equity Fund	87.1%
Fixed Income Fund	12.7%
Other assets in excess of liabilities	0.2%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.9%
Nationwide Bond Portfolio, Class R6	12.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.2%

Material Fund Change [Text Block]
C000093595
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class A: NTDAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 14	$9,427	$10,000	$10,000
Oct 15	$9,496	$9,997	$10,126
Oct 16	$9,697	$10,201	$10,437
Oct 17	$11,766	$12,568	$12,571
Oct 18	$11,711	$12,503	$12,643
Oct 19	$13,052	$14,078	$14,121
Oct 20	$13,302	$14,766	$14,402
Oct 21	$18,043	$20,270	$19,404
Oct 22	$14,406	$16,225	$16,031
Oct 23	$15,406	$17,929	$17,461
Oct 24	$19,786	$23,808	$22,547

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	28.43%	8.68%	7.70%
Class A (with sales charge)Footnote Reference1	21.01%	7.39%	7.06%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2055 Index	29.13%	9.81%	8.47%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 116,818,442
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 138,365
InvestmentCompanyPortfolioTurnover	45.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$116,818,442
Number of Portfolio Holdings	8
Portfolio Turnover Rate	45.89%
Advisory Fees - net of reimbursement & waiver, if any	$138,365

Holdings [Text Block]
Equity Fund	89.2%
Fixed Income Fund	10.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide Bond Portfolio, Class R6	10.2%
Nationwide Mid Cap Market Index Fund, Class R6	7.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%

Material Fund Change [Text Block]
C000093598
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class R: NTDTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,042	$9,997	$10,126
Oct 16	$10,224	$10,201	$10,437
Oct 17	$12,376	$12,568	$12,571
Oct 18	$12,281	$12,503	$12,643
Oct 19	$13,659	$14,078	$14,121
Oct 20	$13,884	$14,766	$14,402
Oct 21	$18,790	$20,270	$19,404
Oct 22	$14,958	$16,225	$16,031
Oct 23	$15,962	$17,929	$17,461
Oct 24	$20,440	$23,808	$22,547

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	28.05%	8.40%	7.41%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2055 Index	29.13%	9.81%	8.47%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 116,818,442
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 138,365
InvestmentCompanyPortfolioTurnover	45.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$116,818,442
Number of Portfolio Holdings	8
Portfolio Turnover Rate	45.89%
Advisory Fees - net of reimbursement & waiver, if any	$138,365

Holdings [Text Block]
Equity Fund	89.2%
Fixed Income Fund	10.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide Bond Portfolio, Class R6	10.2%
Nationwide Mid Cap Market Index Fund, Class R6	7.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%

Material Fund Change [Text Block]
C000093599
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Class R6: NTDIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,011,671	$999,666	$1,012,600
Oct 16	$1,037,663	$1,020,139	$1,043,687
Oct 17	$1,265,266	$1,256,841	$1,257,121
Oct 18	$1,265,493	$1,250,335	$1,264,286
Oct 19	$1,417,707	$1,407,770	$1,412,081
Oct 20	$1,452,735	$1,476,578	$1,440,182
Oct 21	$1,980,495	$2,027,009	$1,940,357
Oct 22	$1,588,319	$1,622,472	$1,603,123
Oct 23	$1,706,942	$1,792,863	$1,746,122
Oct 24	$2,202,983	$2,380,757	$2,254,744

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	29.06%	9.22%	8.22%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2055 Index	29.13%	9.81%	8.47%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 116,818,442
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 138,365
InvestmentCompanyPortfolioTurnover	45.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$116,818,442
Number of Portfolio Holdings	8
Portfolio Turnover Rate	45.89%
Advisory Fees - net of reimbursement & waiver, if any	$138,365

Holdings [Text Block]
Equity Fund	89.2%
Fixed Income Fund	10.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide Bond Portfolio, Class R6	10.2%
Nationwide Mid Cap Market Index Fund, Class R6	7.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%

Material Fund Change [Text Block]
C000093600
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2055 Fund
Class Name	Institutional Service Class: NTDSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,461	$49,983	$50,630
Oct 16	$51,631	$51,007	$52,184
Oct 17	$62,818	$62,842	$62,856
Oct 18	$62,676	$62,517	$63,214
Oct 19	$70,047	$70,389	$70,604
Oct 20	$71,556	$73,829	$72,009
Oct 21	$97,327	$101,350	$97,018
Oct 22	$77,882	$81,124	$80,156
Oct 23	$83,497	$89,643	$87,306
Oct 24	$107,480	$119,038	$112,737

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.72%	8.94%	7.95%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2055 Index	29.13%	9.81%	8.47%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 116,818,442
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 138,365
InvestmentCompanyPortfolioTurnover	45.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$116,818,442
Number of Portfolio Holdings	8
Portfolio Turnover Rate	45.89%
Advisory Fees - net of reimbursement & waiver, if any	$138,365

Holdings [Text Block]
Equity Fund	89.2%
Fixed Income Fund	10.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide Bond Portfolio, Class R6	10.2%
Nationwide Mid Cap Market Index Fund, Class R6	7.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%

Material Fund Change [Text Block]
C000146061
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class A: NWWRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2060+ Index
Nov 14	$9,425	$10,000	$10,000
Oct 15	$9,401	$9,997	$9,948
Oct 16	$9,600	$10,201	$10,259
Oct 17	$11,646	$12,568	$12,423
Oct 18	$11,597	$12,503	$12,499
Oct 19	$12,924	$14,078	$13,985
Oct 20	$13,173	$14,766	$14,361
Oct 21	$17,931	$20,270	$19,382
Oct 22	$14,306	$16,225	$16,006
Oct 23	$15,309	$17,929	$17,441
Oct 24	$19,698	$23,808	$22,570

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 11/28/2014)	28.67%	8.79%	7.71%
Class A (with sales charge)Footnote Reference1	21.32%	7.51%	7.07%
MSCI All Country World Index	32.79%	11.08%	8.91%
S&P Target Date To 2060+ Index	29.40%	10.04%	8.55%

Performance Inception Date	Nov. 28, 2014
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 56,822,073
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 65,492
InvestmentCompanyPortfolioTurnover	49.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,822,073
Number of Portfolio Holdings	8
Portfolio Turnover Rate	49.06%
Advisory Fees - net of reimbursement & waiver, if any	$65,492

Holdings [Text Block]
Equity Fund	90.3%
Fixed Income Fund	9.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.9%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	9.3%
Nationwide Mid Cap Market Index Fund, Class R6	7.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares 20+ Year Treasury Bond ETF	0.4%

Material Fund Change [Text Block]
C000146063
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class R: NWWTX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2060+ Index
Nov 14	$10,000	$10,000	$10,000
Oct 15	$9,946	$9,997	$9,948
Oct 16	$10,149	$10,201	$10,259
Oct 17	$12,283	$12,568	$12,423
Oct 18	$12,202	$12,503	$12,499
Oct 19	$13,571	$14,078	$13,985
Oct 20	$13,779	$14,766	$14,361
Oct 21	$18,718	$20,270	$19,382
Oct 22	$14,904	$16,225	$16,006
Oct 23	$15,903	$17,929	$17,441
Oct 24	$20,423	$23,808	$22,570

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R - (Inception 11/28/2014) Footnote Reference1	28.42%	8.52%	7.46%
MSCI All Country World Index	32.79%	11.08%	8.91%
S&P Target Date To 2060+ Index	29.40%	10.04%	8.55%

Performance Inception Date	Nov. 28, 2014
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 56,822,073
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 65,492
InvestmentCompanyPortfolioTurnover	49.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,822,073
Number of Portfolio Holdings	8
Portfolio Turnover Rate	49.06%
Advisory Fees - net of reimbursement & waiver, if any	$65,492

Holdings [Text Block]
Equity Fund	90.3%
Fixed Income Fund	9.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.9%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	9.3%
Nationwide Mid Cap Market Index Fund, Class R6	7.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares 20+ Year Treasury Bond ETF	0.4%

Material Fund Change [Text Block]
C000146064
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Class R6: NWWUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2060+ Index
Nov 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,000,308	$999,666	$994,800
Oct 16	$1,025,327	$1,020,139	$1,025,937
Oct 17	$1,251,109	$1,256,841	$1,242,307
Oct 18	$1,251,596	$1,250,335	$1,249,885
Oct 19	$1,402,601	$1,407,770	$1,398,497
Oct 20	$1,434,734	$1,476,578	$1,436,116
Oct 21	$1,963,970	$2,027,009	$1,938,183
Oct 22	$1,575,744	$1,622,472	$1,600,551
Oct 23	$1,692,696	$1,792,863	$1,744,121
Oct 24	$2,191,144	$2,380,757	$2,256,960

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 11/28/2014) Footnote Reference1,Footnote Reference2	29.35%Footnote Reference*	9.33%	8.23%
MSCI All Country World Index	32.79%	11.08%	8.91%
S&P Target Date To 2060+ Index	29.40%	10.04%	8.55%

Performance Inception Date	Nov. 28, 2014
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 56,822,073
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 65,492
InvestmentCompanyPortfolioTurnover	49.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,822,073
Number of Portfolio Holdings	8
Portfolio Turnover Rate	49.06%
Advisory Fees - net of reimbursement & waiver, if any	$65,492

Holdings [Text Block]
Equity Fund	90.3%
Fixed Income Fund	9.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.9%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	9.3%
Nationwide Mid Cap Market Index Fund, Class R6	7.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares 20+ Year Treasury Bond ETF	0.4%

Material Fund Change [Text Block]
C000146065
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2060 Fund
Class Name	Institutional Service Class: NWWVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2060+ Index
Nov 14	$50,000	$50,000	$50,000
Oct 15	$49,954	$49,983	$49,740
Oct 16	$51,162	$51,007	$51,297
Oct 17	$62,223	$62,842	$62,115
Oct 18	$62,097	$62,517	$62,494
Oct 19	$69,427	$70,389	$69,925
Oct 20	$70,870	$73,829	$71,806
Oct 21	$96,690	$101,350	$96,909
Oct 22	$77,423	$81,124	$80,028
Oct 23	$82,949	$89,643	$87,206
Oct 24	$107,068	$119,038	$112,848

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 11/28/2014) Footnote Reference1	29.08%	9.05%	7.98%
MSCI All Country World Index	32.79%	11.08%	8.91%
S&P Target Date To 2060+ Index	29.40%	10.04%	8.55%

Performance Inception Date	Nov. 28, 2014
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 56,822,073
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 65,492
InvestmentCompanyPortfolioTurnover	49.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$56,822,073
Number of Portfolio Holdings	8
Portfolio Turnover Rate	49.06%
Advisory Fees - net of reimbursement & waiver, if any	$65,492

Holdings [Text Block]
Equity Fund	90.3%
Fixed Income Fund	9.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.9%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	9.3%
Nationwide Mid Cap Market Index Fund, Class R6	7.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares 20+ Year Treasury Bond ETF	0.4%

Material Fund Change [Text Block]
C000217024
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class A: NWAQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$73	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$9,425	$10,000	$10,000
Oct 20	$9,931	$10,001	$9,877
Oct 21	$13,599	$13,729	$10,560
Oct 22	$10,871	$10,989	$10,038
Oct 23	$11,629	$12,143	$10,918
Oct 24	$14,986	$16,125	$14,216

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Class A - (Inception 02/28/2020)	28.87%	3.29%	10.43%
Class A (with sales charge)Footnote Reference1	21.51%	1.27%	9.04%
MSCI All Country World Index	32.79%	5.51%	12.35%
S&P Target Date To 2065+ Index	30.21%	5.56%	11.59%

Performance Inception Date	Feb. 28, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 9,954,209
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 10,372
InvestmentCompanyPortfolioTurnover	57.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,954,209
Number of Portfolio Holdings	8
Portfolio Turnover Rate	57.31%
Advisory Fees - net of reimbursement & waiver, if any	$10,372

Holdings [Text Block]
Equity Fund	90.9%
Fixed Income Fund	8.8%
Other assets in excess of liabilities	0.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.1%
Nationwide International Index Fund, Class R6	21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares 20+ Year Treasury Bond ETF	0.3%

Material Fund Change [Text Block]
C000217025
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class R: NWARX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$10,000	$10,000	$10,000
Oct 20	$10,527	$10,001	$9,877
Oct 21	$14,354	$13,729	$10,560
Oct 22	$11,438	$10,989	$10,038
Oct 23	$12,211	$12,143	$10,918
Oct 24	$15,700	$16,125	$14,216

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Class R - (Inception 02/28/2020) Footnote Reference1	28.57%	3.03%	10.13%
MSCI All Country World Index	32.79%	5.51%	12.35%
S&P Target Date To 2065+ Index	30.21%	5.56%	11.59%

Performance Inception Date	Feb. 28, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 9,954,209
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 10,372
InvestmentCompanyPortfolioTurnover	57.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,954,209
Number of Portfolio Holdings	8
Portfolio Turnover Rate	57.31%
Advisory Fees - net of reimbursement & waiver, if any	$10,372

Holdings [Text Block]
Equity Fund	90.9%
Fixed Income Fund	8.8%
Other assets in excess of liabilities	0.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.1%
Nationwide International Index Fund, Class R6	21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares 20+ Year Treasury Bond ETF	0.3%

Material Fund Change [Text Block]
C000217026
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Class R6: NWASX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$1,000,000	$1,000,000	$1,000,000
Oct 20	$1,056,985	$1,000,100	$987,700
Oct 21	$1,453,290	$1,372,912	$1,056,049
Oct 22	$1,167,137	$1,098,915	$1,003,774
Oct 23	$1,254,691	$1,214,323	$1,091,805
Oct 24	$1,625,147	$1,612,508	$1,421,599

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Class R6 - (Inception 02/28/2020) Footnote Reference1	29.53%	3.80%	10.95%
MSCI All Country World Index	32.79%	5.51%	12.35%
S&P Target Date To 2065+ Index	30.21%	5.56%	11.59%

Performance Inception Date	Feb. 28, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 9,954,209
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 10,372
InvestmentCompanyPortfolioTurnover	57.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,954,209
Number of Portfolio Holdings	8
Portfolio Turnover Rate	57.31%
Advisory Fees - net of reimbursement & waiver, if any	$10,372

Holdings [Text Block]
Equity Fund	90.9%
Fixed Income Fund	8.8%
Other assets in excess of liabilities	0.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.1%
Nationwide International Index Fund, Class R6	21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares 20+ Year Treasury Bond ETF	0.3%

Material Fund Change [Text Block]
C000217023
Shareholder Report [Line Items]
Fund Name	Nationwide Destination 2065 Fund
Class Name	Institutional Service Class: NWATX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$50,000	$50,000	$50,000
Oct 20	$52,775	$50,005	$49,385
Oct 21	$72,404	$68,646	$52,802
Oct 22	$57,995	$54,946	$50,189
Oct 23	$62,185	$60,716	$54,590
Oct 24	$80,378	$80,625	$71,080

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Institutional Service Class - (Inception 02/28/2020) Footnote Reference1	29.26%	3.54%	10.69%
MSCI All Country World Index	32.79%	5.51%	12.35%
S&P Target Date To 2065+ Index	30.21%	5.56%	11.59%

Performance Inception Date	Feb. 28, 2020
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 9,954,209
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 10,372
InvestmentCompanyPortfolioTurnover	57.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,954,209
Number of Portfolio Holdings	8
Portfolio Turnover Rate	57.31%
Advisory Fees - net of reimbursement & waiver, if any	$10,372

Holdings [Text Block]
Equity Fund	90.9%
Fixed Income Fund	8.8%
Other assets in excess of liabilities	0.3%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.1%
Nationwide International Index Fund, Class R6	21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares 20+ Year Treasury Bond ETF	0.3%

Material Fund Change [Text Block]
C000051718
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class A: NWEAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 14	$9,423	$10,000	$10,000
Oct 15	$9,483	$10,196	$10,134
Oct 16	$9,739	$10,641	$10,495
Oct 17	$10,821	$10,737	$11,255
Oct 18	$10,749	$10,517	$11,247
Oct 19	$11,729	$11,727	$12,361
Oct 20	$12,337	$12,453	$12,984
Oct 21	$13,991	$12,393	$14,346
Oct 22	$11,766	$10,450	$12,473
Oct 23	$12,168	$10,488	$12,935
Oct 24	$14,193	$11,594	$15,075

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	16.65%	3.89%	4.18%
Class A (with sales charge)Footnote Reference1	9.94%	2.67%	3.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 99,503,873
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 132,181
InvestmentCompanyPortfolioTurnover	27.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$99,503,873
Number of Portfolio Holdings	10
Portfolio Turnover Rate	27.87%
Advisory Fees - net of reimbursement & waiver, if any	$132,181

Holdings [Text Block]
Fixed Income Fund	52.3%
Equity Fund	33.9%
Money Market Fund	8.1%
Alternative Assets	5.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	44.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	8.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.9%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%

Material Fund Change [Text Block]
C000051715
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class R: NWEBX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,036	$10,196	$10,134
Oct 16	$10,266	$10,641	$10,495
Oct 17	$11,379	$10,737	$11,255
Oct 18	$11,275	$10,517	$11,247
Oct 19	$12,271	$11,727	$12,361
Oct 20	$12,869	$12,453	$12,984
Oct 21	$14,547	$12,393	$14,346
Oct 22	$12,200	$10,450	$12,473
Oct 23	$12,578	$10,488	$12,935
Oct 24	$14,628	$11,594	$15,075

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	16.29%	3.58%	3.88%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 99,503,873
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 132,181
InvestmentCompanyPortfolioTurnover	27.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$99,503,873
Number of Portfolio Holdings	10
Portfolio Turnover Rate	27.87%
Advisory Fees - net of reimbursement & waiver, if any	$132,181

Holdings [Text Block]
Fixed Income Fund	52.3%
Equity Fund	33.9%
Money Market Fund	8.1%
Alternative Assets	5.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	44.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	8.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.9%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%

Material Fund Change [Text Block]
C000051717
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Class R6: NWEIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,010,445	$1,019,559	$1,013,400
Oct 16	$1,042,745	$1,064,114	$1,049,477
Oct 17	$1,163,768	$1,073,691	$1,125,459
Oct 18	$1,162,043	$1,051,680	$1,124,671
Oct 19	$1,273,656	$1,172,729	$1,236,126
Oct 20	$1,345,705	$1,245,321	$1,298,427
Oct 21	$1,532,648	$1,239,343	$1,434,632
Oct 22	$1,295,812	$1,045,014	$1,247,269
Oct 23	$1,345,724	$1,048,776	$1,293,543
Oct 24	$1,576,133	$1,159,383	$1,507,523

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	17.12%	4.35%	4.65%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 99,503,873
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 132,181
InvestmentCompanyPortfolioTurnover	27.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$99,503,873
Number of Portfolio Holdings	10
Portfolio Turnover Rate	27.87%
Advisory Fees - net of reimbursement & waiver, if any	$132,181

Holdings [Text Block]
Fixed Income Fund	52.3%
Equity Fund	33.9%
Money Market Fund	8.1%
Alternative Assets	5.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	44.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	8.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.9%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%

Material Fund Change [Text Block]
C000051716
Shareholder Report [Line Items]
Fund Name	Nationwide Destination Retirement Fund
Class Name	Institutional Service Class: NWESX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,395	$50,978	$50,670
Oct 16	$51,869	$53,206	$52,474
Oct 17	$57,754	$53,685	$56,273
Oct 18	$57,522	$52,584	$56,234
Oct 19	$62,898	$58,636	$61,806
Oct 20	$66,294	$62,266	$64,921
Oct 21	$75,339	$61,967	$71,732
Oct 22	$63,505	$52,251	$62,363
Oct 23	$65,837	$52,439	$64,677
Oct 24	$76,833	$57,969	$75,376

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	16.70%	4.08%	4.39%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 99,503,873
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 132,181
InvestmentCompanyPortfolioTurnover	27.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$99,503,873
Number of Portfolio Holdings	10
Portfolio Turnover Rate	27.87%
Advisory Fees - net of reimbursement & waiver, if any	$132,181

Holdings [Text Block]
Fixed Income Fund	52.3%
Equity Fund	33.9%
Money Market Fund	8.1%
Alternative Assets	5.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	44.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	8.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.9%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%

Material Fund Change [Text Block]
C000013642
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class A: NWFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$102	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class A	S&P 500® Index
Oct 14	$9,424	$10,000
Oct 15	$9,771	$10,520
Oct 16	$10,093	$10,994
Oct 17	$12,508	$13,592
Oct 18	$12,992	$14,591
Oct 19	$14,799	$16,682
Oct 20	$16,728	$18,302
Oct 21	$23,307	$26,156
Oct 22	$19,319	$22,334
Oct 23	$21,130	$24,599
Oct 24	$28,537	$33,951

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	35.05%	14.03%	11.72%
Class A (with sales charge)Footnote Reference1	27.30%	12.69%	11.06%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,701,774,222
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 7,803,697
InvestmentCompanyPortfolioTurnover	83.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,701,774,222
Number of Portfolio Holdings	136
Portfolio Turnover Rate	83.61%
Advisory Fees - net of reimbursement & waiver, if any	$7,803,697

Holdings [Text Block]
Common Stocks	100.0%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.8%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.7%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	5.3%
Interactive Media & Services	5.3%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Pharmaceuticals	4.0%
Health Care Providers & Services	3.1%
Other IndustriesFootnote Reference#	41.4%

Material Fund Change [Text Block]
C000013646
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class R: GNWRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$137	1.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.16%
Line Graph [Table Text Block]
	Class R	S&P 500® Index
Oct 14	$10,000	$10,000
Oct 15	$10,319	$10,520
Oct 16	$10,614	$10,994
Oct 17	$13,095	$13,592
Oct 18	$13,561	$14,591
Oct 19	$15,364	$16,682
Oct 20	$17,285	$18,302
Oct 21	$24,020	$26,156
Oct 22	$19,851	$22,334
Oct 23	$21,656	$24,599
Oct 24	$29,159	$33,951

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	34.71%Footnote Reference*	13.67%	11.30%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,701,774,222
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 7,803,697
InvestmentCompanyPortfolioTurnover	83.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,701,774,222
Number of Portfolio Holdings	136
Portfolio Turnover Rate	83.61%
Advisory Fees - net of reimbursement & waiver, if any	$7,803,697

Holdings [Text Block]
Common Stocks	100.0%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.8%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.7%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	5.3%
Interactive Media & Services	5.3%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Pharmaceuticals	4.0%
Health Care Providers & Services	3.1%
Other IndustriesFootnote Reference#	41.4%

Material Fund Change [Text Block]
C000200004
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Class R6: NWABX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$63	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Apr 18	$1,000,000	$1,000,000
Oct 18	$1,009,996	$1,037,900
Oct 19	$1,154,077	$1,186,631
Oct 20	$1,308,290	$1,301,853
Oct 21	$1,828,926	$1,860,478
Oct 22	$1,520,716	$1,588,662
Oct 23	$1,668,840	$1,749,753
Oct 24	$2,261,136	$2,414,957

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 04/10/2018) Footnote Reference1	35.49%	14.40%	13.25%
S&P 500 ® Index	38.02%	15.27%	14.27%

Performance Inception Date	Apr. 10, 2018
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,701,774,222
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 7,803,697
InvestmentCompanyPortfolioTurnover	83.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,701,774,222
Number of Portfolio Holdings	136
Portfolio Turnover Rate	83.61%
Advisory Fees - net of reimbursement & waiver, if any	$7,803,697

Holdings [Text Block]
Common Stocks	100.0%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.8%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.7%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	5.3%
Interactive Media & Services	5.3%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Pharmaceuticals	4.0%
Health Care Providers & Services	3.1%
Other IndustriesFootnote Reference#	41.4%

Material Fund Change [Text Block]
C000013645
Shareholder Report [Line Items]
Fund Name	Nationwide Fund
Class Name	Institutional Service Class: MUIFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$73	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Institutional Service Class	S&P 500® Index
Oct 14	$50,000	$50,000
Oct 15	$51,965	$52,600
Oct 16	$53,792	$54,972
Oct 17	$66,819	$67,962
Oct 18	$69,637	$72,957
Oct 19	$79,477	$83,412
Oct 20	$90,025	$91,511
Oct 21	$125,724	$130,779
Oct 22	$104,480	$111,672
Oct 23	$114,582	$122,995
Oct 24	$155,127	$169,755

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	35.38%	14.31%	11.99%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,701,774,222
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 7,803,697
InvestmentCompanyPortfolioTurnover	83.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,701,774,222
Number of Portfolio Holdings	136
Portfolio Turnover Rate	83.61%
Advisory Fees - net of reimbursement & waiver, if any	$7,803,697

Holdings [Text Block]
Common Stocks	100.0%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.8%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.7%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	5.3%
Interactive Media & Services	5.3%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Pharmaceuticals	4.0%
Health Care Providers & Services	3.1%
Other IndustriesFootnote Reference#	41.4%

Material Fund Change [Text Block]
C000245125
Shareholder Report [Line Items]
Fund Name	Nationwide Fundamental All Cap Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Fundamental All Cap Equity Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.26%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index
Jul 23	$1,000,000	$1,000,000
Oct 23	$927,796	$941,800
Oct 24	$1,257,366	$1,298,365

Average Annual Return [Table Text Block]
	1 Year	Since inception
Class R6 - (Inception 07/21/2023) Footnote Reference1	35.52%	19.60%
Russell 3000® Index	37.86%	20.41%

Performance Inception Date	Jul. 21, 2023
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 3,257,346,608
Holdings Count | Holding	1,674
Advisory Fees Paid, Amount	$ 3,924,269
InvestmentCompanyPortfolioTurnover	58.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,257,346,608
Number of Portfolio Holdings	1,674
Portfolio Turnover Rate	58.06%
Advisory Fees - net of reimbursement & waiver, if any	$3,924,269

Holdings [Text Block]
Common Stocks	96.0%
Exchange Traded Funds	2.8%
Other assets in excess of liabilities	1.2%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	10.2%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.5%
Interactive Media & Services	5.6%
Banks	4.4%
Financial Services	4.0%
Insurance	3.2%
Broadline Retail	3.1%
Oil, Gas & Consumable Fuels	2.8%
Biotechnology	2.8%
Other Industries	47.2%

C000127620
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Class A: NWHVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$125	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell MidCap® Growth Index
Oct 14	$9,426	$10,000	$10,000
Oct 15	$10,453	$10,486	$10,494
Oct 16	$9,863	$10,933	$10,536
Oct 17	$12,208	$13,520	$13,302
Oct 18	$13,091	$14,464	$14,118
Oct 19	$15,080	$16,511	$16,791
Oct 20	$17,346	$18,305	$20,341
Oct 21	$25,840	$26,269	$28,361
Oct 22	$18,422	$21,967	$20,153
Oct 23	$19,077	$24,050	$20,828
Oct 24	$24,448	$33,206	$28,883

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	28.15%	10.15%	10.00%
Class A (with sales charge)Footnote Reference1	20.74%	8.85%	9.35%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 236,106,706
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,462,223
InvestmentCompanyPortfolioTurnover	23.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$236,106,706
Number of Portfolio Holdings	50
Portfolio Turnover Rate	23.32%
Advisory Fees - net of reimbursement & waiver, if any	$1,462,223

Holdings [Text Block]
Common Stocks	96.6%
Repurchase Agreement	2.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-1.7%

Largest Holdings [Text Block]
Software	14.8%
Electronic Equipment, Instruments & Components	7.7%
Aerospace & Defense	7.7%
Specialty Retail	7.3%
Commercial Services & Supplies	6.5%
Health Care Equipment & Supplies	6.4%
Professional Services	6.2%
IT Services	4.9%
Financial Services	3.8%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	31.0%

Material Fund Change [Text Block]
C000127622
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Class R6: NWKAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$85	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell MidCap® Growth Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,113,129	$1,048,647	$1,049,400
Oct 16	$1,054,558	$1,093,272	$1,053,598
Oct 17	$1,309,836	$1,352,034	$1,330,167
Oct 18	$1,409,540	$1,446,377	$1,411,839
Oct 19	$1,629,375	$1,651,070	$1,679,100
Oct 20	$1,880,591	$1,830,473	$2,034,062
Oct 21	$2,811,660	$2,626,940	$2,836,093
Oct 22	$2,010,718	$2,196,695	$2,015,328
Oct 23	$2,088,961	$2,405,027	$2,082,841
Oct 24	$2,686,089	$3,320,593	$2,888,278

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	28.67%Footnote Reference*	10.51%	10.39%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 236,106,706
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,462,223
InvestmentCompanyPortfolioTurnover	23.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$236,106,706
Number of Portfolio Holdings	50
Portfolio Turnover Rate	23.32%
Advisory Fees - net of reimbursement & waiver, if any	$1,462,223

Holdings [Text Block]
Common Stocks	96.6%
Repurchase Agreement	2.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-1.7%

Largest Holdings [Text Block]
Software	14.8%
Electronic Equipment, Instruments & Components	7.7%
Aerospace & Defense	7.7%
Specialty Retail	7.3%
Commercial Services & Supplies	6.5%
Health Care Equipment & Supplies	6.4%
Professional Services	6.2%
IT Services	4.9%
Financial Services	3.8%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	31.0%

Material Fund Change [Text Block]
C000127623
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Mid Cap Growth Fund
Class Name	Institutional Service Class: NWHYX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$96	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 1000® Index	Russell MidCap® Growth Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$55,572	$52,432	$52,470
Oct 16	$52,573	$54,664	$52,680
Oct 17	$65,209	$67,602	$66,508
Oct 18	$70,060	$72,319	$70,592
Oct 19	$80,912	$82,554	$83,955
Oct 20	$93,297	$91,524	$101,703
Oct 21	$139,241	$131,347	$141,805
Oct 22	$99,502	$109,835	$100,766
Oct 23	$103,236	$120,251	$104,142
Oct 24	$132,627	$166,030	$144,414

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.55%Footnote Reference*	10.39%	10.25%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 236,106,706
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,462,223
InvestmentCompanyPortfolioTurnover	23.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$236,106,706
Number of Portfolio Holdings	50
Portfolio Turnover Rate	23.32%
Advisory Fees - net of reimbursement & waiver, if any	$1,462,223

Holdings [Text Block]
Common Stocks	96.6%
Repurchase Agreement	2.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-1.7%

Largest Holdings [Text Block]
Software	14.8%
Electronic Equipment, Instruments & Components	7.7%
Aerospace & Defense	7.7%
Specialty Retail	7.3%
Commercial Services & Supplies	6.5%
Health Care Equipment & Supplies	6.4%
Professional Services	6.2%
IT Services	4.9%
Financial Services	3.8%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	31.0%

Material Fund Change [Text Block]
C000127624
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Class A: NWHZX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$140	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.20%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$9,424	$10,000	$10,000
Oct 15	$10,583	$10,449	$10,352
Oct 16	$10,601	$10,892	$10,301
Oct 17	$13,939	$13,504	$13,495
Oct 18	$15,395	$14,395	$14,052
Oct 19	$16,801	$16,337	$14,951
Oct 20	$19,421	$17,995	$16,950
Oct 21	$26,284	$25,894	$23,468
Oct 22	$20,496	$21,617	$17,361
Oct 23	$19,727	$23,429	$16,037
Oct 24	$26,289	$32,298	$21,889

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	33.26%	9.37%	10.80%
Class A (with sales charge)Footnote Reference1	25.60%	8.08%	10.15%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,565,441,958
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 11,730,284
InvestmentCompanyPortfolioTurnover	21.28%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,565,441,958
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21.28%
Advisory Fees - net of reimbursement & waiver, if any	$11,730,284

Holdings [Text Block]
Common Stocks	91.0%
Exchange Traded Fund	4.8%
Repurchase Agreements	3.0%
Other assets in excess of liabilities	1.2%

Largest Holdings [Text Block]
Software	16.1%
Machinery	8.5%
Professional Services	7.2%
Building Products	6.1%
Health Care Equipment & Supplies	5.9%
Construction & Engineering	5.1%
Electronic Equipment, Instruments & Components	4.5%
Insurance	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Hotels, Restaurants & Leisure	3.9%
Other IndustriesFootnote Reference#	34.5%

Material Fund Change [Text Block]
C000127626
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Class R6: NWKCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$97	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.83%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,127,178	$1,044,899	$1,035,200
Oct 16	$1,133,490	$1,089,235	$1,030,128
Oct 17	$1,495,807	$1,350,427	$1,349,467
Oct 18	$1,658,330	$1,439,501	$1,405,200
Oct 19	$1,816,464	$1,633,686	$1,495,133
Oct 20	$2,107,703	$1,799,473	$1,695,032
Oct 21	$2,863,135	$2,589,427	$2,346,772
Oct 22	$2,241,162	$2,161,712	$1,736,142
Oct 23	$2,164,855	$2,342,867	$1,603,674
Oct 24	$2,895,901	$3,229,763	$2,188,855

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	33.77%	9.78%	11.22%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,565,441,958
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 11,730,284
InvestmentCompanyPortfolioTurnover	21.28%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,565,441,958
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21.28%
Advisory Fees - net of reimbursement & waiver, if any	$11,730,284

Holdings [Text Block]
Common Stocks	91.0%
Exchange Traded Fund	4.8%
Repurchase Agreements	3.0%
Other assets in excess of liabilities	1.2%

Largest Holdings [Text Block]
Software	16.1%
Machinery	8.5%
Professional Services	7.2%
Building Products	6.1%
Health Care Equipment & Supplies	5.9%
Construction & Engineering	5.1%
Electronic Equipment, Instruments & Components	4.5%
Insurance	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Hotels, Restaurants & Leisure	3.9%
Other IndustriesFootnote Reference#	34.5%

Material Fund Change [Text Block]
C000127627
Shareholder Report [Line Items]
Fund Name	Nationwide Geneva Small Cap Growth Fund
Class Name	Institutional Service Class: NWKDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$111	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$56,307	$52,245	$51,760
Oct 16	$56,559	$54,462	$51,506
Oct 17	$74,574	$67,521	$67,473
Oct 18	$82,581	$71,975	$70,260
Oct 19	$90,348	$81,684	$74,757
Oct 20	$104,709	$89,974	$84,752
Oct 21	$142,085	$129,471	$117,339
Oct 22	$111,095	$108,086	$86,807
Oct 23	$107,202	$117,143	$80,184
Oct 24	$143,212	$161,488	$109,443

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	33.59%	9.65%	11.10%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,565,441,958
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 11,730,284
InvestmentCompanyPortfolioTurnover	21.28%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,565,441,958
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21.28%
Advisory Fees - net of reimbursement & waiver, if any	$11,730,284

Holdings [Text Block]
Common Stocks	91.0%
Exchange Traded Fund	4.8%
Repurchase Agreements	3.0%
Other assets in excess of liabilities	1.2%

Largest Holdings [Text Block]
Software	16.1%
Machinery	8.5%
Professional Services	7.2%
Building Products	6.1%
Health Care Equipment & Supplies	5.9%
Construction & Engineering	5.1%
Electronic Equipment, Instruments & Components	4.5%
Insurance	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Hotels, Restaurants & Leisure	3.9%
Other IndustriesFootnote Reference#	34.5%

Material Fund Change [Text Block]
S000037455
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Class A: GGEAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$137	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	MSCI World Index® Free
Oct 14	$9,424	$10,000	$10,000
Oct 15	$8,956	$9,997	$10,177
Oct 16	$8,709	$10,201	$10,297
Oct 17	$11,070	$12,568	$12,642
Oct 18	$11,236	$12,503	$12,789
Oct 19	$12,678	$14,078	$14,411
Oct 20	$13,485	$14,766	$15,040
Oct 21	$19,296	$20,270	$21,119
Oct 22	$15,439	$16,225	$17,216
Oct 23	$17,185	$17,929	$19,020
Oct 24	$21,090	$23,808	$25,426

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	22.72%	10.71%	8.39%
Class A (with sales charge)Footnote Reference1	15.65%	9.41%	7.75%
MSCI All Country World Index	32.79%	11.08%	9.06%
MSCI World Index® Free	33.68%	12.03%	9.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 219,755,346
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,657,436
InvestmentCompanyPortfolioTurnover	31.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,755,346
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31.22%
Advisory Fees - net of reimbursement & waiver, if any	$1,657,436

Holdings [Text Block]
Common Stocks	98.7%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.4%

Largest Holdings [Text Block]
United States	73.1%
United Kingdom	7.7%
France	4.3%
Japan	2.8%
Netherlands	2.7%
Ireland	1.5%
Canada	1.3%
Norway	1.3%
Germany	1.2%
Brazil	1.0%
Other CountriesFootnote Reference#	3.1%

Material Fund Change [Text Block]
C000115637
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Class R6: GGEIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$99	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	MSCI World Index® Free
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$954,565	$999,666	$1,017,713
Oct 16	$931,782	$1,020,139	$1,029,722
Oct 17	$1,189,700	$1,256,841	$1,264,189
Oct 18	$1,212,254	$1,250,335	$1,278,854
Oct 19	$1,372,306	$1,407,770	$1,441,140
Oct 20	$1,465,289	$1,476,578	$1,503,974
Oct 21	$2,103,516	$2,027,009	$2,111,880
Oct 22	$1,688,500	$1,622,472	$1,721,605
Oct 23	$1,885,503	$1,792,863	$1,902,029
Oct 24	$2,322,744	$2,380,757	$2,542,633

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	23.19%	11.10%	8.79%
MSCI All Country World Index	32.79%	11.08%	9.06%
MSCI World Index® Free	33.68%	12.03%	9.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 219,755,346
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,657,436
InvestmentCompanyPortfolioTurnover	31.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,755,346
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31.22%
Advisory Fees - net of reimbursement & waiver, if any	$1,657,436

Holdings [Text Block]
Common Stocks	98.7%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.4%

Largest Holdings [Text Block]
United States	73.1%
United Kingdom	7.7%
France	4.3%
Japan	2.8%
Netherlands	2.7%
Ireland	1.5%
Canada	1.3%
Norway	1.3%
Germany	1.2%
Brazil	1.0%
Other CountriesFootnote Reference#	3.1%

Material Fund Change [Text Block]
C000115636
Shareholder Report [Line Items]
Fund Name	Nationwide Global Sustainable Equity Fund
Class Name	Institutional Service Class: GGESX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$127	1.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	MSCI World Index® Free
Oct 14	$50,000	$50,000	$50,000
Oct 15	$47,652	$49,983	$50,886
Oct 16	$46,451	$51,007	$51,486
Oct 17	$59,251	$62,842	$63,209
Oct 18	$60,355	$62,517	$63,943
Oct 19	$68,241	$70,389	$72,057
Oct 20	$72,809	$73,829	$75,199
Oct 21	$104,436	$101,350	$105,594
Oct 22	$83,781	$81,124	$86,080
Oct 23	$93,482	$89,643	$95,101
Oct 24	$114,827	$119,038	$127,132

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	22.83%	10.97%	8.67%
MSCI All Country World Index	32.79%	11.08%	9.06%
MSCI World Index® Free	33.68%	12.03%	9.78%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 219,755,346
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,657,436
InvestmentCompanyPortfolioTurnover	31.22%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,755,346
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31.22%
Advisory Fees - net of reimbursement & waiver, if any	$1,657,436

Holdings [Text Block]
Common Stocks	98.7%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.4%

Largest Holdings [Text Block]
United States	73.1%
United Kingdom	7.7%
France	4.3%
Japan	2.8%
Netherlands	2.7%
Ireland	1.5%
Canada	1.3%
Norway	1.3%
Germany	1.2%
Brazil	1.0%
Other CountriesFootnote Reference#	3.1%

Material Fund Change [Text Block]
C000013648
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Class R6: GMIXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class R6	iMoneyNet Money Fund Average™ Government All
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,000,000	$1,000,100
Oct 16	$1,000,442	$1,000,700
Oct 17	$1,003,880	$1,004,403
Oct 18	$1,016,057	$1,016,656
Oct 19	$1,035,392	$1,035,871
Oct 20	$1,040,117	$1,040,947
Oct 21	$1,040,117	$1,041,155
Oct 22	$1,047,507	$1,048,964
Oct 23	$1,094,675	$1,096,062
Oct 24	$1,149,716	$1,151,304

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1	5.03%	2.12%	1.40%
iMoneyNet Money Fund Average™ Government All	5.04%	2.13%	1.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 615,986,393
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,585,854
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$615,986,393
Number of Portfolio Holdings	82
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,585,854

Holdings [Text Block]
Repurchase Agreements	47.4%
U.S. Treasury Obligations	34.0%
U.S. Government Agency Securities	21.5%
Other liabilities in excess of assets	-2.9%

Largest Holdings [Text Block]
FHLB, 4.70%, 11/29/2024	2.8%
U.S. Treasury Bills, 5.19%, 11/21/2024	2.3%
U.S. Treasury Bills, 1.92%, 12/3/2024	2.3%
U.S. Treasury Notes, 4.71%, 4/30/2026	2.1%
FHLB, 4.82%, 12/10/2024	2.1%
U.S. Treasury Notes, 4.74%, 7/31/2026	1.4%
FHLB, 4.82%, 1/13/2025	1.4%
U.S. Treasury Bills, 5.20%, 11/5/2024	1.4%
U.S. Treasury Notes, 4.73%, 10/31/2025	1.1%
U.S. Treasury Bills, 5.18%, 12/5/2024	1.1%
Other HoldingsFootnote Reference#	82.0%

Material Fund Change [Text Block]
C000013649
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Investor: MIFXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor	$54	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Investor	iMoneyNet Money Fund Average™ Government All
Oct 14	$10,000	$10,000
Oct 15	$10,000	$10,001
Oct 16	$10,000	$10,007
Oct 17	$10,023	$10,044
Oct 18	$10,136	$10,167
Oct 19	$10,323	$10,359
Oct 20	$10,366	$10,409
Oct 21	$10,366	$10,412
Oct 22	$10,434	$10,490
Oct 23	$10,893	$10,961
Oct 24	$11,430	$11,513

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
InvestorFootnote Reference1	4.92%	2.06%	1.35%
iMoneyNet Money Fund Average™ Government All	5.04%	2.13%	1.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 615,986,393
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,585,854
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$615,986,393
Number of Portfolio Holdings	82
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,585,854

Holdings [Text Block]
Repurchase Agreements	47.4%
U.S. Treasury Obligations	34.0%
U.S. Government Agency Securities	21.5%
Other liabilities in excess of assets	-2.9%

Largest Holdings [Text Block]
FHLB, 4.70%, 11/29/2024	2.8%
U.S. Treasury Bills, 5.19%, 11/21/2024	2.3%
U.S. Treasury Bills, 1.92%, 12/3/2024	2.3%
U.S. Treasury Notes, 4.71%, 4/30/2026	2.1%
FHLB, 4.82%, 12/10/2024	2.1%
U.S. Treasury Notes, 4.74%, 7/31/2026	1.4%
FHLB, 4.82%, 1/13/2025	1.4%
U.S. Treasury Bills, 5.20%, 11/5/2024	1.4%
U.S. Treasury Notes, 4.73%, 10/31/2025	1.1%
U.S. Treasury Bills, 5.18%, 12/5/2024	1.1%
Other HoldingsFootnote Reference#	82.0%

Material Fund Change [Text Block]
C000013650
Shareholder Report [Line Items]
Fund Name	Nationwide Government Money Market Fund
Class Name	Service Class: NWSXX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$74	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	Service Class	iMoneyNet Money Fund Average™ Government All
Oct 14	$50,000	$50,000
Oct 15	$50,000	$50,005
Oct 16	$50,001	$50,035
Oct 17	$50,069	$50,220
Oct 18	$50,538	$50,833
Oct 19	$51,356	$51,794
Oct 20	$51,533	$52,047
Oct 21	$51,533	$52,058
Oct 22	$51,827	$52,448
Oct 23	$54,003	$54,803
Oct 24	$56,552	$57,565

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Class	4.72%	1.95%	1.24%
iMoneyNet Money Fund Average™ Government All	5.04%	2.13%	1.42%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 615,986,393
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,585,854
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$615,986,393
Number of Portfolio Holdings	82
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,585,854

Holdings [Text Block]
Repurchase Agreements	47.4%
U.S. Treasury Obligations	34.0%
U.S. Government Agency Securities	21.5%
Other liabilities in excess of assets	-2.9%

Largest Holdings [Text Block]
FHLB, 4.70%, 11/29/2024	2.8%
U.S. Treasury Bills, 5.19%, 11/21/2024	2.3%
U.S. Treasury Bills, 1.92%, 12/3/2024	2.3%
U.S. Treasury Notes, 4.71%, 4/30/2026	2.1%
FHLB, 4.82%, 12/10/2024	2.1%
U.S. Treasury Notes, 4.74%, 7/31/2026	1.4%
FHLB, 4.82%, 1/13/2025	1.4%
U.S. Treasury Bills, 5.20%, 11/5/2024	1.4%
U.S. Treasury Notes, 4.73%, 10/31/2025	1.1%
U.S. Treasury Bills, 5.18%, 12/5/2024	1.1%
Other HoldingsFootnote Reference#	82.0%

Material Fund Change [Text Block]
C000224083
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Class A: NWAUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$97	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class A	S&P 500® Index
Jan 21	$9,425	$10,000
Oct 21	$11,499	$12,404
Oct 22	$11,093	$10,592
Oct 23	$11,465	$11,666
Oct 24	$16,510	$16,101

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Class A - (Inception 01/25/2021)	44.00%	12.82%	16.06%
Class A (with sales charge)Footnote Reference1	35.75%	10.62%	14.25%
S&P 500 ® Index	38.02%	9.08%	12.78%

Performance Inception Date	Jan. 25, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 150,998,965
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 425,983
InvestmentCompanyPortfolioTurnover	217.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$150,998,965
Number of Portfolio Holdings	34
Portfolio Turnover Rate	217.11%
Advisory Fees - net of reimbursement & waiver, if any	$425,983

Holdings [Text Block]
Common Stocks	98.0%
Other assets in excess of liabilities	2.0%

Largest Holdings [Text Block]
Pharmaceuticals	13.9%
Tobacco	11.8%
Electric Utilities	9.3%
Health Care Providers & Services	8.2%
Software	7.3%
Interactive Media & Services	6.9%
Diversified Telecommunication Services	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.5%
Entertainment	3.4%
Other Industries	21.5%

Material Fund Change [Text Block]
C000224084
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Class R6: NWAVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$60	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Jan 21	$1,000,000	$1,000,000
Oct 21	$1,223,941	$1,240,400
Oct 22	$1,184,509	$1,059,178
Oct 23	$1,228,068	$1,166,578
Oct 24	$1,773,699	$1,610,077

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Class R6 - (Inception 01/25/2021) Footnote Reference1	44.43%	13.16%	16.44%
S&P 500 ® Index	38.02%	9.08%	12.78%

Performance Inception Date	Jan. 25, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 150,998,965
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 425,983
InvestmentCompanyPortfolioTurnover	217.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$150,998,965
Number of Portfolio Holdings	34
Portfolio Turnover Rate	217.11%
Advisory Fees - net of reimbursement & waiver, if any	$425,983

Holdings [Text Block]
Common Stocks	98.0%
Other assets in excess of liabilities	2.0%

Largest Holdings [Text Block]
Pharmaceuticals	13.9%
Tobacco	11.8%
Electric Utilities	9.3%
Health Care Providers & Services	8.2%
Software	7.3%
Interactive Media & Services	6.9%
Diversified Telecommunication Services	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.5%
Entertainment	3.4%
Other Industries	21.5%

Material Fund Change [Text Block]
C000224082
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Eagle Class: NWAYX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$70	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Eagle Class	S&P 500® Index
Jan 21	$50,000	$50,000
Oct 21	$61,163	$62,020
Oct 22	$59,197	$52,959
Oct 23	$61,320	$58,329
Oct 24	$88,461	$80,504

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Eagle Class - (Inception 01/25/2021) Footnote Reference1	44.26%	13.09%	16.37%
S&P 500 ® Index	38.02%	9.08%	12.78%

Performance Inception Date	Jan. 25, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 150,998,965
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 425,983
InvestmentCompanyPortfolioTurnover	217.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$150,998,965
Number of Portfolio Holdings	34
Portfolio Turnover Rate	217.11%
Advisory Fees - net of reimbursement & waiver, if any	$425,983

Holdings [Text Block]
Common Stocks	98.0%
Other assets in excess of liabilities	2.0%

Largest Holdings [Text Block]
Pharmaceuticals	13.9%
Tobacco	11.8%
Electric Utilities	9.3%
Health Care Providers & Services	8.2%
Software	7.3%
Interactive Media & Services	6.9%
Diversified Telecommunication Services	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.5%
Entertainment	3.4%
Other Industries	21.5%

Material Fund Change [Text Block]
C000224085
Shareholder Report [Line Items]
Fund Name	Nationwide GQG US Quality Equity Fund
Class Name	Institutional Service Class: NWAWX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$90	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.74%
Line Graph [Table Text Block]
	Institutional Service Class	S&P 500® Index
Jan 21	$50,000	$50,000
Oct 21	$61,155	$62,020
Oct 22	$59,127	$52,959
Oct 23	$61,140	$58,329
Oct 24	$88,071	$80,504

Average Annual Return [Table Text Block]
	1 Year	3 Year	Since inception
Institutional Service Class - (Inception 01/25/2021) Footnote Reference1	44.05%	12.93%	16.23%
S&P 500 ® Index	38.02%	9.08%	12.78%

Performance Inception Date	Jan. 25, 2021
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 150,998,965
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 425,983
InvestmentCompanyPortfolioTurnover	217.11%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$150,998,965
Number of Portfolio Holdings	34
Portfolio Turnover Rate	217.11%
Advisory Fees - net of reimbursement & waiver, if any	$425,983

Holdings [Text Block]
Common Stocks	98.0%
Other assets in excess of liabilities	2.0%

Largest Holdings [Text Block]
Pharmaceuticals	13.9%
Tobacco	11.8%
Electric Utilities	9.3%
Health Care Providers & Services	8.2%
Software	7.3%
Interactive Media & Services	6.9%
Diversified Telecommunication Services	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.5%
Entertainment	3.4%
Other Industries	21.5%

Material Fund Change [Text Block]
C000118164
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Class A: NIFAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$75	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Oct 14	$9,775	$10,000	$10,000
Oct 15	$9,585	$10,196	$9,858
Oct 16	$10,097	$10,641	$10,439
Oct 17	$10,037	$10,737	$10,427
Oct 18	$9,867	$10,517	$10,298
Oct 19	$10,714	$11,727	$11,221
Oct 20	$11,639	$12,453	$12,240
Oct 21	$12,314	$12,393	$13,106
Oct 22	$10,797	$10,450	$11,603
Oct 23	$10,704	$10,488	$11,519
Oct 24	$11,578	$11,594	$12,511

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	8.17%	1.56%	1.71%
Class A (with sales charge)Footnote Reference1	5.70%	1.10%	1.48%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	8.61%	2.20%	2.26%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 167,745,427
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 319,638
InvestmentCompanyPortfolioTurnover	31.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,745,427
Number of Portfolio Holdings	56
Portfolio Turnover Rate	31.07%
Advisory Fees - net of reimbursement & waiver, if any	$319,638

Holdings [Text Block]
U.S. Treasury Obligations	87.3%
Asset-Backed Securities	7.7%
U.S. Government Agency Security	2.8%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	7.7%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.4%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.2%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.0%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.3%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.3%
U.S. Treasury Inflation Linked Bonds, 1.38%, 2/15/2044	4.3%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.1%
Other Holdings	45.2%

Material Fund Change [Text Block]
C000118165
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Class R6: NIFIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$982,390	$1,019,559	$985,800
Oct 16	$1,037,839	$1,064,114	$1,043,864
Oct 17	$1,035,177	$1,073,691	$1,042,715
Oct 18	$1,021,211	$1,051,680	$1,029,786
Oct 19	$1,111,278	$1,172,729	$1,122,054
Oct 20	$1,210,483	$1,245,321	$1,224,049
Oct 21	$1,286,288	$1,239,343	$1,310,590
Oct 22	$1,132,845	$1,045,014	$1,160,265
Oct 23	$1,126,706	$1,048,776	$1,151,911
Oct 24	$1,224,428	$1,159,383	$1,251,091

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	8.67%	1.96%	2.05%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	8.61%	2.20%	2.26%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 167,745,427
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 319,638
InvestmentCompanyPortfolioTurnover	31.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,745,427
Number of Portfolio Holdings	56
Portfolio Turnover Rate	31.07%
Advisory Fees - net of reimbursement & waiver, if any	$319,638

Holdings [Text Block]
U.S. Treasury Obligations	87.3%
Asset-Backed Securities	7.7%
U.S. Government Agency Security	2.8%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	7.7%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.4%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.2%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.0%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.3%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.3%
U.S. Treasury Inflation Linked Bonds, 1.38%, 2/15/2044	4.3%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.1%
Other Holdings	45.2%

Material Fund Change [Text Block]
C000175981
Shareholder Report [Line Items]
Fund Name	Nationwide Inflation-Protected Securities Fund
Class Name	Institutional Service Class: NWXNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$50	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Dec 16	$50,000	$50,000	$50,000
Oct 17	$50,791	$51,675	$50,920
Oct 18	$50,055	$50,616	$50,289
Oct 19	$54,408	$56,442	$54,794
Oct 20	$59,220	$59,935	$59,775
Oct 21	$62,818	$59,648	$64,001
Oct 22	$55,234	$50,295	$56,660
Oct 23	$54,851	$50,476	$56,252
Oct 24	$59,509	$55,799	$61,096

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	8.49%	1.81%	2.23%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.40%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	8.61%	2.20%	2.58%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 167,745,427
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 319,638
InvestmentCompanyPortfolioTurnover	31.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$167,745,427
Number of Portfolio Holdings	56
Portfolio Turnover Rate	31.07%
Advisory Fees - net of reimbursement & waiver, if any	$319,638

Holdings [Text Block]
U.S. Treasury Obligations	87.3%
Asset-Backed Securities	7.7%
U.S. Government Agency Security	2.8%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	7.7%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.4%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.2%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.0%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.3%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.3%
U.S. Treasury Inflation Linked Bonds, 1.38%, 2/15/2044	4.3%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.1%
Other Holdings	45.2%

Material Fund Change [Text Block]
C000013557
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class A: GIIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$77	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Class A	MSCI EAFE® Index
Oct 14	$9,421	$10,000
Oct 15	$9,254	$9,993
Oct 16	$8,965	$9,670
Oct 17	$11,042	$11,937
Oct 18	$10,200	$11,119
Oct 19	$11,268	$12,347
Oct 20	$10,487	$11,500
Oct 21	$13,970	$15,430
Oct 22	$10,697	$11,881
Oct 23	$12,252	$13,592
Oct 24	$14,857	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	21.27%	5.69%	4.66%
Class A (with sales charge)Footnote Reference1	14.24%	4.44%	4.04%
MSCI EAFE® Index	22.97%	6.24%	5.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,003,931,262
Holdings Count | Holding	738
Advisory Fees Paid, Amount	$ 2,059,617
InvestmentCompanyPortfolioTurnover	11.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,003,931,262
Number of Portfolio Holdings	738
Portfolio Turnover Rate	11.49%
Advisory Fees - net of reimbursement & waiver, if any	$2,059,617

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreements	1.9%
Other liabilities in excess of assets	-0.3%

Largest Holdings [Text Block]
Japan	21.9%
United Kingdom	10.8%
France	9.3%
United States	9.0%
Germany	8.9%
Australia	7.5%
Switzerland	6.2%
Netherlands	4.0%
Denmark	3.3%
Sweden	3.2%
Other CountriesFootnote Reference#	15.9%

C000033116
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class R: GIIRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$115	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.04%
Line Graph [Table Text Block]
	Class R	MSCI EAFE® Index
Oct 14	$10,000	$10,000
Oct 15	$9,789	$9,993
Oct 16	$9,459	$9,670
Oct 17	$11,613	$11,937
Oct 18	$10,698	$11,119
Oct 19	$11,799	$12,347
Oct 20	$10,930	$11,500
Oct 21	$14,523	$15,430
Oct 22	$11,089	$11,881
Oct 23	$12,668	$13,592
Oct 24	$15,296	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	20.74%	5.33%	4.34%
MSCI EAFE® Index	22.97%	6.24%	5.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,003,931,262
Holdings Count | Holding	738
Advisory Fees Paid, Amount	$ 2,059,617
InvestmentCompanyPortfolioTurnover	11.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,003,931,262
Number of Portfolio Holdings	738
Portfolio Turnover Rate	11.49%
Advisory Fees - net of reimbursement & waiver, if any	$2,059,617

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreements	1.9%
Other liabilities in excess of assets	-0.3%

Largest Holdings [Text Block]
Japan	21.9%
United Kingdom	10.8%
France	9.3%
United States	9.0%
Germany	8.9%
Australia	7.5%
Switzerland	6.2%
Netherlands	4.0%
Denmark	3.3%
Sweden	3.2%
Other CountriesFootnote Reference#	15.9%

C000013560
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Class R6: GIXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$33	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Class R6	MSCI EAFE® Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$986,402	$999,300
Oct 16	$959,637	$967,023
Oct 17	$1,185,289	$1,193,693
Oct 18	$1,099,698	$1,111,925
Oct 19	$1,220,863	$1,234,681
Oct 20	$1,141,340	$1,149,982
Oct 21	$1,525,912	$1,543,046
Oct 22	$1,174,460	$1,188,145
Oct 23	$1,350,010	$1,359,238
Oct 24	$1,642,940	$1,671,455

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	21.70%	6.12%	5.09%
MSCI EAFE® Index	22.97%	6.24%	5.27%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,003,931,262
Holdings Count | Holding	738
Advisory Fees Paid, Amount	$ 2,059,617
InvestmentCompanyPortfolioTurnover	11.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,003,931,262
Number of Portfolio Holdings	738
Portfolio Turnover Rate	11.49%
Advisory Fees - net of reimbursement & waiver, if any	$2,059,617

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreements	1.9%
Other liabilities in excess of assets	-0.3%

Largest Holdings [Text Block]
Japan	21.9%
United Kingdom	10.8%
France	9.3%
United States	9.0%
Germany	8.9%
Australia	7.5%
Switzerland	6.2%
Netherlands	4.0%
Denmark	3.3%
Sweden	3.2%
Other CountriesFootnote Reference#	15.9%

C000175978
Shareholder Report [Line Items]
Fund Name	Nationwide International Index Fund
Class Name	Institutional Service Class: NWXPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$60	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI EAFE® Index
Dec 16	$50,000	$50,000
Oct 17	$61,985	$62,975
Oct 18	$57,400	$58,661
Oct 19	$63,590	$65,137
Oct 20	$59,345	$60,669
Oct 21	$79,155	$81,406
Oct 22	$60,719	$62,682
Oct 23	$69,713	$71,709
Oct 24	$84,654	$88,180

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	21.43%	5.89%	6.89%
MSCI EAFE® Index	22.97%	6.24%	7.38%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,003,931,262
Holdings Count | Holding	738
Advisory Fees Paid, Amount	$ 2,059,617
InvestmentCompanyPortfolioTurnover	11.49%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,003,931,262
Number of Portfolio Holdings	738
Portfolio Turnover Rate	11.49%
Advisory Fees - net of reimbursement & waiver, if any	$2,059,617

Holdings [Text Block]
Common Stocks	98.4%
Repurchase Agreements	1.9%
Other liabilities in excess of assets	-0.3%

Largest Holdings [Text Block]
Japan	21.9%
United Kingdom	10.8%
France	9.3%
United States	9.0%
Germany	8.9%
Australia	7.5%
Switzerland	6.2%
Netherlands	4.0%
Denmark	3.3%
Sweden	3.2%
Other CountriesFootnote Reference#	15.9%

C000175982
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Class A: NWXSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$138	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
	Class A	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$9,425	$10,000	$10,000
Oct 17	$11,847	$12,595	$12,895
Oct 18	$10,618	$11,732	$11,888
Oct 19	$11,798	$13,027	$12,936
Oct 20	$11,944	$12,134	$12,760
Oct 21	$17,020	$16,281	$17,325
Oct 22	$11,497	$12,536	$12,079
Oct 23	$12,285	$14,342	$12,860
Oct 24	$15,275	$17,636	$15,813

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 12/29/2016)	24.35%	5.30%	6.35%
Class A (with sales charge)Footnote Reference1	17.20%	4.06%	5.55%
MSCI EAFE® Index	22.97%	6.24%	7.16%
MSCI EAFE® Small Cap Index	22.96%	4.10%	6.02%

Performance Inception Date	Dec. 29, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 304,817,655
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 4,546,466
InvestmentCompanyPortfolioTurnover	88.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$304,817,655
Number of Portfolio Holdings	241
Portfolio Turnover Rate	88.45%
Advisory Fees - net of reimbursement & waiver, if any	$4,546,466

Holdings [Text Block]
Common Stocks	96.0%
Repurchase Agreements	7.0%
Exchange Traded Fund	2.8%
Other liabilities in excess of assets	-5.8%

Largest Holdings [Text Block]
Japan	26.8%
United Kingdom	18.0%
Australia	5.3%
United States	4.2%
France	3.7%
Italy	3.5%
Germany	3.2%
Israel	3.0%
Austria	2.8%
China	2.4%
Other CountriesFootnote Reference#	27.1%

Material Fund Change [Text Block]
C000175984
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Class R6: NWXUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$101	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	Class R6	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$1,000,000	$1,000,000	$1,000,000
Oct 17	$1,261,000	$1,259,500	$1,289,500
Oct 18	$1,134,086	$1,173,224	$1,188,790
Oct 19	$1,263,062	$1,302,748	$1,293,641
Oct 20	$1,282,030	$1,213,380	$1,276,048
Oct 21	$1,833,368	$1,628,113	$1,732,490
Oct 22	$1,244,597	$1,253,647	$1,207,892
Oct 23	$1,335,237	$1,434,172	$1,286,043
Oct 24	$1,665,628	$1,763,601	$1,581,318

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 12/29/2016) Footnote Reference1,Footnote Reference2	24.62%Footnote Reference*	5.69%	6.73%
MSCI EAFE® Index	22.97%	6.24%	7.16%
MSCI EAFE® Small Cap Index	22.96%	4.10%	6.02%

Performance Inception Date	Dec. 29, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 304,817,655
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 4,546,466
InvestmentCompanyPortfolioTurnover	88.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$304,817,655
Number of Portfolio Holdings	241
Portfolio Turnover Rate	88.45%
Advisory Fees - net of reimbursement & waiver, if any	$4,546,466

Holdings [Text Block]
Common Stocks	96.0%
Repurchase Agreements	7.0%
Exchange Traded Fund	2.8%
Other liabilities in excess of assets	-5.8%

Largest Holdings [Text Block]
Japan	26.8%
United Kingdom	18.0%
Australia	5.3%
United States	4.2%
France	3.7%
Italy	3.5%
Germany	3.2%
Israel	3.0%
Austria	2.8%
China	2.4%
Other CountriesFootnote Reference#	27.1%

Material Fund Change [Text Block]
C000175985
Shareholder Report [Line Items]
Fund Name	Nationwide International Small Cap Fund
Class Name	Institutional Service Class: NWXVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$115	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$63,000	$62,975	$64,475
Oct 18	$56,676	$58,661	$59,440
Oct 19	$63,023	$65,137	$64,682
Oct 20	$63,886	$60,669	$63,802
Oct 21	$91,252	$81,406	$86,625
Oct 22	$61,998	$62,682	$60,395
Oct 23	$66,355	$71,709	$64,302
Oct 24	$82,613	$88,180	$79,066

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/29/2016) Footnote Reference1	24.50%	5.56%	6.62%
MSCI EAFE® Index	22.97%	6.24%	7.16%
MSCI EAFE® Small Cap Index	22.96%	4.10%	6.02%

Performance Inception Date	Dec. 29, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 304,817,655
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 4,546,466
InvestmentCompanyPortfolioTurnover	88.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$304,817,655
Number of Portfolio Holdings	241
Portfolio Turnover Rate	88.45%
Advisory Fees - net of reimbursement & waiver, if any	$4,546,466

Holdings [Text Block]
Common Stocks	96.0%
Repurchase Agreements	7.0%
Exchange Traded Fund	2.8%
Other liabilities in excess of assets	-5.8%

Largest Holdings [Text Block]
Japan	26.8%
United Kingdom	18.0%
Australia	5.3%
United States	4.2%
France	3.7%
Italy	3.5%
Germany	3.2%
Israel	3.0%
Austria	2.8%
China	2.4%
Other CountriesFootnote Reference#	27.1%

Material Fund Change [Text Block]
C000013576
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class A: NDAAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$61	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$9,427	$10,000	$10,000
Oct 15	$9,454	$9,997	$9,974
Oct 16	$9,685	$10,201	$10,397
Oct 17	$11,812	$12,568	$12,729
Oct 18	$11,643	$12,503	$12,796
Oct 19	$13,000	$14,078	$14,469
Oct 20	$13,222	$14,766	$14,679
Oct 21	$18,117	$20,270	$20,038
Oct 22	$14,569	$16,225	$16,329
Oct 23	$15,599	$17,929	$17,509
Oct 24	$20,230	$23,808	$22,682

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	29.68%	9.25%	7.94%
Class A (with sales charge)Footnote Reference1	22.17%	7.95%	7.30%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 667,783,463
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 857,494
InvestmentCompanyPortfolioTurnover	47.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Holdings [Text Block]
Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%

Material Fund Change [Text Block]
C000013579
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class R: GAFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$95	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,010	$9,997	$9,974
Oct 16	$10,219	$10,201	$10,397
Oct 17	$12,428	$12,568	$12,729
Oct 18	$12,211	$12,503	$12,796
Oct 19	$13,587	$14,078	$14,469
Oct 20	$13,779	$14,766	$14,679
Oct 21	$18,824	$20,270	$20,038
Oct 22	$15,080	$16,225	$16,329
Oct 23	$16,100	$17,929	$17,509
Oct 24	$20,832	$23,808	$22,682

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	29.39%	8.92%	7.62%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 667,783,463
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 857,494
InvestmentCompanyPortfolioTurnover	47.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Holdings [Text Block]
Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%

Material Fund Change [Text Block]
C000013580
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Class R6: GAIDX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,007,464	$999,666	$997,400
Oct 16	$1,035,583	$1,020,139	$1,039,690
Oct 17	$1,266,784	$1,256,841	$1,272,892
Oct 18	$1,253,295	$1,250,335	$1,279,639
Oct 19	$1,403,425	$1,407,770	$1,446,887
Oct 20	$1,433,118	$1,476,578	$1,467,867
Oct 21	$1,970,642	$2,027,009	$2,003,785
Oct 22	$1,589,435	$1,622,472	$1,632,885
Oct 23	$1,707,696	$1,792,863	$1,750,942
Oct 24	$2,221,732	$2,380,757	$2,268,243

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	30.10%	9.62%	8.31%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 667,783,463
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 857,494
InvestmentCompanyPortfolioTurnover	47.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Holdings [Text Block]
Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%

Material Fund Change [Text Block]
C000137830
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Institutional Service Class: NWWHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$37	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,281	$49,983	$49,870
Oct 16	$51,639	$51,007	$51,984
Oct 17	$63,126	$62,842	$63,645
Oct 18	$62,378	$62,517	$63,982
Oct 19	$69,818	$70,389	$72,344
Oct 20	$71,143	$73,829	$73,393
Oct 21	$97,761	$101,350	$100,189
Oct 22	$78,752	$81,124	$81,644
Oct 23	$84,449	$89,643	$87,547
Oct 24	$109,826	$119,038	$113,412

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	30.05%	9.48%	8.19%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 667,783,463
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 857,494
InvestmentCompanyPortfolioTurnover	47.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Holdings [Text Block]
Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%

Material Fund Change [Text Block]
C000013581
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Aggressive Fund
Class Name	Service Class: NDASX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$68	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,171	$49,983	$49,870
Oct 16	$51,374	$51,007	$51,984
Oct 17	$62,604	$62,842	$63,645
Oct 18	$61,666	$62,517	$63,982
Oct 19	$68,790	$70,389	$72,344
Oct 20	$69,912	$73,829	$73,393
Oct 21	$95,800	$101,350	$100,189
Oct 22	$77,042	$81,124	$81,644
Oct 23	$82,354	$89,643	$87,547
Oct 24	$106,806	$119,038	$113,412

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	29.69%	9.20%	7.89%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 667,783,463
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 857,494
InvestmentCompanyPortfolioTurnover	47.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Holdings [Text Block]
Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%

Material Fund Change [Text Block]
C000013600
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class A: NDCAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$9,424	$10,000	$10,000
Oct 15	$9,509	$10,196	$10,007
Oct 16	$9,824	$10,641	$10,448
Oct 17	$10,330	$10,737	$10,977
Oct 18	$10,284	$10,517	$10,875
Oct 19	$11,101	$11,727	$12,041
Oct 20	$11,634	$12,453	$12,731
Oct 21	$12,590	$12,393	$13,614
Oct 22	$10,836	$10,450	$11,455
Oct 23	$11,082	$10,488	$11,686
Oct 24	$12,530	$11,594	$13,331

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	13.06%	2.45%	2.89%
Class A (with sales charge)Footnote Reference1	6.57%	1.24%	2.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 292,561,672
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 395,746
InvestmentCompanyPortfolioTurnover	28.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Holdings [Text Block]
Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%

Material Fund Change [Text Block]
C000013603
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class R: GCFRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$93	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,067	$10,196	$10,007
Oct 16	$10,367	$10,641	$10,448
Oct 17	$10,867	$10,737	$10,977
Oct 18	$10,784	$10,517	$10,875
Oct 19	$11,594	$11,727	$12,041
Oct 20	$12,122	$12,453	$12,731
Oct 21	$13,066	$12,393	$13,614
Oct 22	$11,210	$10,450	$11,455
Oct 23	$11,425	$10,488	$11,686
Oct 24	$12,875	$11,594	$13,331

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	12.69%	2.12%	2.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 292,561,672
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 395,746
InvestmentCompanyPortfolioTurnover	28.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Holdings [Text Block]
Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%

Material Fund Change [Text Block]
C000013604
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Class R6: GIMCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,012,478	$1,019,559	$1,000,700
Oct 16	$1,049,238	$1,064,114	$1,044,831
Oct 17	$1,107,744	$1,073,691	$1,097,699
Oct 18	$1,106,600	$1,051,680	$1,087,491
Oct 19	$1,196,917	$1,172,729	$1,204,070
Oct 20	$1,259,359	$1,245,321	$1,273,063
Oct 21	$1,367,980	$1,239,343	$1,361,413
Oct 22	$1,179,723	$1,045,014	$1,145,493
Oct 23	$1,211,299	$1,048,776	$1,168,632
Oct 24	$1,373,772	$1,159,383	$1,333,052

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	13.41%	2.79%	3.23%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 292,561,672
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 395,746
InvestmentCompanyPortfolioTurnover	28.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Holdings [Text Block]
Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%

Material Fund Change [Text Block]
C000137834
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Institutional Service Class: NWWLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,585	$50,978	$50,035
Oct 16	$52,379	$53,206	$52,242
Oct 17	$55,206	$53,685	$54,885
Oct 18	$55,103	$52,584	$54,375
Oct 19	$59,627	$58,636	$60,203
Oct 20	$62,630	$62,266	$63,653
Oct 21	$67,980	$61,967	$68,071
Oct 22	$58,600	$52,251	$57,275
Oct 23	$60,113	$52,439	$58,432
Oct 24	$68,083	$57,969	$66,653

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	13.26%	2.69%	3.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 292,561,672
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 395,746
InvestmentCompanyPortfolioTurnover	28.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Holdings [Text Block]
Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%

Material Fund Change [Text Block]
C000013605
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Conservative Fund
Class Name	Service Class: NDCSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$66	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,471	$50,978	$50,035
Oct 16	$52,094	$53,206	$52,242
Oct 17	$54,788	$53,685	$54,885
Oct 18	$54,512	$52,584	$54,375
Oct 19	$58,731	$58,636	$60,203
Oct 20	$61,551	$62,266	$63,653
Oct 21	$66,541	$61,967	$68,071
Oct 22	$57,184	$52,251	$57,275
Oct 23	$58,481	$52,439	$58,432
Oct 24	$66,060	$57,969	$66,653

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	12.96%	2.38%	2.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 292,561,672
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 395,746
InvestmentCompanyPortfolioTurnover	28.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Holdings [Text Block]
Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%

Material Fund Change [Text Block]
C000013588
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class A: NADMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$9,427	$10,000	$10,000
Oct 15	$9,467	$9,997	$10,007
Oct 16	$9,732	$10,201	$10,472
Oct 17	$11,129	$12,568	$11,939
Oct 18	$11,088	$12,503	$11,913
Oct 19	$12,237	$14,078	$13,398
Oct 20	$12,660	$14,766	$14,002
Oct 21	$15,636	$20,270	$17,081
Oct 22	$12,955	$16,225	$14,090
Oct 23	$13,583	$17,929	$14,758
Oct 24	$16,553	$23,808	$18,059

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	21.87%	6.23%	5.79%
Class A (with sales charge)Footnote Reference1	14.83%	4.97%	5.17%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 678,651,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 905,238
InvestmentCompanyPortfolioTurnover	36.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Holdings [Text Block]
Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%

Material Fund Change [Text Block]
C000013591
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class R: GMDRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$93	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,015	$9,997	$10,007
Oct 16	$10,273	$10,201	$10,472
Oct 17	$11,706	$12,568	$11,939
Oct 18	$11,639	$12,503	$11,913
Oct 19	$12,791	$14,078	$13,398
Oct 20	$13,194	$14,766	$14,002
Oct 21	$16,247	$20,270	$17,081
Oct 22	$13,413	$16,225	$14,090
Oct 23	$14,020	$17,929	$14,758
Oct 24	$17,037	$23,808	$18,059

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	21.52%	5.90%	5.47%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 678,651,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 905,238
InvestmentCompanyPortfolioTurnover	36.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Holdings [Text Block]
Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%

Material Fund Change [Text Block]
C000013592
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Class R6: GMDIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,008,056	$999,666	$1,000,700
Oct 16	$1,040,418	$1,020,139	$1,047,233
Oct 17	$1,193,442	$1,256,841	$1,193,950
Oct 18	$1,193,275	$1,250,335	$1,191,323
Oct 19	$1,321,042	$1,407,770	$1,339,762
Oct 20	$1,371,866	$1,476,578	$1,400,185
Oct 21	$1,699,052	$2,027,009	$1,708,086
Oct 22	$1,412,114	$1,622,472	$1,409,000
Oct 23	$1,486,311	$1,792,863	$1,475,787
Oct 24	$1,818,204	$2,380,757	$1,805,949

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	22.33%	6.60%	6.16%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 678,651,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 905,238
InvestmentCompanyPortfolioTurnover	36.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Holdings [Text Block]
Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%

Material Fund Change [Text Block]
C000137832
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Institutional Service Class: NWWJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,347	$49,983	$50,035
Oct 16	$51,915	$51,007	$52,362
Oct 17	$59,521	$62,842	$59,697
Oct 18	$59,457	$62,517	$59,566
Oct 19	$65,762	$70,389	$66,988
Oct 20	$68,222	$73,829	$70,009
Oct 21	$84,431	$101,350	$85,404
Oct 22	$70,112	$81,124	$70,450
Oct 23	$73,755	$89,643	$73,789
Oct 24	$90,087	$119,038	$90,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	22.14%	6.50%	6.06%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 678,651,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 905,238
InvestmentCompanyPortfolioTurnover	36.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Holdings [Text Block]
Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%

Material Fund Change [Text Block]
C000013593
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderate Fund
Class Name	Service Class: NSDMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$65	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,195	$49,983	$50,035
Oct 16	$51,641	$51,007	$52,362
Oct 17	$58,999	$62,842	$59,697
Oct 18	$58,749	$62,517	$59,566
Oct 19	$64,775	$70,389	$66,988
Oct 20	$66,979	$73,829	$70,009
Oct 21	$82,697	$101,350	$85,404
Oct 22	$68,458	$81,124	$70,450
Oct 23	$71,762	$89,643	$73,789
Oct 24	$87,378	$119,038	$90,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	21.76%	6.17%	5.74%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 678,651,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 905,238
InvestmentCompanyPortfolioTurnover	36.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Holdings [Text Block]
Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%

Material Fund Change [Text Block]
C000013582
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class A: NDMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Class A	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$9,423	$10,000	$10,000
Oct 15	$9,450	$9,997	$9,983
Oct 16	$9,695	$10,201	$10,425
Oct 17	$11,546	$12,568	$12,385
Oct 18	$11,463	$12,503	$12,390
Oct 19	$12,769	$14,078	$14,006
Oct 20	$13,132	$14,766	$14,446
Oct 21	$17,253	$20,270	$18,774
Oct 22	$13,962	$16,225	$15,355
Oct 23	$14,821	$17,929	$16,301
Oct 24	$18,755	$23,808	$20,617

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	26.54%	7.99%	7.13%
Class A (with sales charge)Footnote Reference1	19.32%	6.71%	6.49%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 923,924,184
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,224,601
InvestmentCompanyPortfolioTurnover	42.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Holdings [Text Block]
Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%

Material Fund Change [Text Block]
C000013585
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class R: GMARX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$93	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,010	$9,997	$9,983
Oct 16	$10,236	$10,201	$10,425
Oct 17	$12,161	$12,568	$12,385
Oct 18	$12,023	$12,503	$12,390
Oct 19	$13,355	$14,078	$14,006
Oct 20	$13,703	$14,766	$14,446
Oct 21	$17,937	$20,270	$18,774
Oct 22	$14,470	$16,225	$15,355
Oct 23	$15,319	$17,929	$16,301
Oct 24	$19,311	$23,808	$20,617

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	26.06%	7.66%	6.80%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 923,924,184
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,224,601
InvestmentCompanyPortfolioTurnover	42.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Holdings [Text Block]
Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%

Material Fund Change [Text Block]
C000013586
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Class R6: GMIAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,006,734	$999,666	$998,300
Oct 16	$1,036,647	$1,020,139	$1,042,525
Oct 17	$1,238,940	$1,256,841	$1,238,519
Oct 18	$1,233,190	$1,250,335	$1,239,015
Oct 19	$1,378,866	$1,407,770	$1,400,582
Oct 20	$1,422,951	$1,476,578	$1,444,561
Oct 21	$1,877,416	$2,027,009	$1,877,351
Oct 22	$1,524,512	$1,622,472	$1,535,485
Oct 23	$1,623,933	$1,792,863	$1,630,071
Oct 24	$2,060,302	$2,380,757	$2,061,735

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	26.87%	8.36%	7.50%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 923,924,184
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,224,601
InvestmentCompanyPortfolioTurnover	42.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Holdings [Text Block]
Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%

Material Fund Change [Text Block]
C000137831
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Institutional Service Class: NWWIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$33	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,283	$49,983	$49,915
Oct 16	$51,714	$51,007	$52,126
Oct 17	$61,781	$62,842	$61,926
Oct 18	$61,434	$62,517	$61,951
Oct 19	$68,639	$70,389	$70,029
Oct 20	$70,782	$73,829	$72,228
Oct 21	$93,313	$101,350	$93,868
Oct 22	$75,682	$81,124	$76,774
Oct 23	$80,584	$89,643	$81,504
Oct 24	$102,200	$119,038	$103,087

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	26.82%	8.29%	7.41%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 923,924,184
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,224,601
InvestmentCompanyPortfolioTurnover	42.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Holdings [Text Block]
Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%

Material Fund Change [Text Block]
C000013587
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Aggressive Fund
Class Name	Service Class: NDMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$66	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,129	$49,983	$49,915
Oct 16	$51,456	$51,007	$52,126
Oct 17	$61,262	$62,842	$61,926
Oct 18	$60,732	$62,517	$61,951
Oct 19	$67,639	$70,389	$70,029
Oct 20	$69,522	$73,829	$72,228
Oct 21	$91,305	$101,350	$93,868
Oct 22	$73,864	$81,124	$76,774
Oct 23	$78,322	$89,643	$81,504
Oct 24	$99,012	$119,038	$103,087

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	26.42%	7.92%	7.07%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 923,924,184
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,224,601
InvestmentCompanyPortfolioTurnover	42.62%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Holdings [Text Block]
Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%

Largest Holdings [Text Block]
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%

Material Fund Change [Text Block]
C000013594
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class A: NADCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$58	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$9,426	$10,000	$10,000
Oct 15	$9,516	$10,196	$10,043
Oct 16	$9,812	$10,641	$10,509
Oct 17	$10,748	$10,737	$11,514
Oct 18	$10,724	$10,517	$11,465
Oct 19	$11,701	$11,727	$12,803
Oct 20	$12,193	$12,453	$13,546
Oct 21	$14,109	$12,393	$15,495
Oct 22	$11,938	$10,450	$12,957
Oct 23	$12,366	$10,488	$13,440
Oct 24	$14,507	$11,594	$15,900

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	17.31%	4.39%	4.41%
Class A (with sales charge)Footnote Reference1	10.60%	3.16%	3.79%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 247,271,391
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 330,683
InvestmentCompanyPortfolioTurnover	35.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Holdings [Text Block]
Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%

Material Fund Change [Text Block]
C000013597
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class R: GMMRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$94	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,057	$10,196	$10,043
Oct 16	$10,346	$10,641	$10,509
Oct 17	$11,305	$10,737	$11,514
Oct 18	$11,234	$10,517	$11,465
Oct 19	$12,215	$11,727	$12,803
Oct 20	$12,694	$12,453	$13,546
Oct 21	$14,637	$12,393	$15,495
Oct 22	$12,333	$10,450	$12,957
Oct 23	$12,732	$10,488	$13,440
Oct 24	$14,894	$11,594	$15,900

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	16.98%	4.05%	4.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 247,271,391
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 330,683
InvestmentCompanyPortfolioTurnover	35.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Holdings [Text Block]
Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%

Material Fund Change [Text Block]
C000013598
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Class R6: GMIMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,012,268	$1,019,559	$1,004,300
Oct 16	$1,047,998	$1,064,114	$1,050,900
Oct 17	$1,151,641	$1,073,691	$1,151,366
Oct 18	$1,153,111	$1,051,680	$1,146,530
Oct 19	$1,262,278	$1,172,729	$1,280,330
Oct 20	$1,318,886	$1,245,321	$1,354,589
Oct 21	$1,531,796	$1,239,343	$1,549,514
Oct 22	$1,299,152	$1,045,014	$1,295,704
Oct 23	$1,350,664	$1,048,776	$1,344,034
Oct 24	$1,588,623	$1,159,383	$1,590,031

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	17.62%	4.71%	4.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 247,271,391
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 330,683
InvestmentCompanyPortfolioTurnover	35.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Holdings [Text Block]
Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%

Material Fund Change [Text Block]
C000137833
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Institutional Service Class: NWWKX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$33	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,561	$50,978	$50,215
Oct 16	$52,298	$53,206	$52,545
Oct 17	$57,447	$53,685	$57,568
Oct 18	$57,414	$52,584	$57,326
Oct 19	$62,800	$58,636	$64,016
Oct 20	$65,526	$62,266	$67,729
Oct 21	$76,013	$61,967	$77,476
Oct 22	$64,428	$52,251	$64,785
Oct 23	$66,877	$52,439	$67,202
Oct 24	$78,683	$57,969	$79,502

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	17.65%	4.61%	4.64%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 247,271,391
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 330,683
InvestmentCompanyPortfolioTurnover	35.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Holdings [Text Block]
Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%

Material Fund Change [Text Block]
C000013599
Shareholder Report [Line Items]
Fund Name	Nationwide Investor Destinations Moderately Conservative Fund
Class Name	Service Class: NSDCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$67	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Line Graph [Table Text Block]
	Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,408	$50,978	$50,215
Oct 16	$51,980	$53,206	$52,545
Oct 17	$56,920	$53,685	$57,568
Oct 18	$56,761	$52,584	$57,326
Oct 19	$61,846	$58,636	$64,016
Oct 20	$64,424	$62,266	$67,729
Oct 21	$74,506	$61,967	$77,476
Oct 22	$62,931	$52,251	$64,785
Oct 23	$65,112	$52,439	$67,202
Oct 24	$76,338	$57,969	$79,502

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	17.24%	4.30%	4.32%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 247,271,391
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 330,683
InvestmentCompanyPortfolioTurnover	35.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Holdings [Text Block]
Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%

Largest Holdings [Text Block]
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%

Material Fund Change [Text Block]
C000210163
Shareholder Report [Line Items]
Fund Name	Nationwide Janus Henderson Overseas Fund
Class Name	Class A: NWAGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$120	1.10%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Line Graph [Table Text Block]
	Class A	MSCI ACWI® ex US Growth
Feb 15	$9,452	$10,000
Oct 15	$9,502	$10,042
Oct 16	$9,892	$10,064
Oct 17	$12,826	$12,443
Oct 18	$11,741	$11,418
Oct 19	$13,604	$12,705
Oct 20	$18,841	$14,157
Oct 21	$23,821	$18,356
Oct 22	$12,767	$12,667
Oct 23	$14,711	$14,196
Oct 24	$17,487	$17,650

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 02/02/2015)	18.87%	5.15%	6.52%
Class A (with sales charge)Footnote Reference1	12.06%	3.91%	5.90%
MSCI ACWI® ex US Growth	24.33%	5.78%	5.26%

Performance Inception Date	Feb. 02, 2015
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 47,686,923
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 136,317
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$47,686,923
Number of Portfolio Holdings	43
Portfolio Turnover Rate	43.00%
Advisory Fees - net of reimbursement & waiver, if any	$136,317

Holdings [Text Block]
Common Stocks	97.8%
Repurchase Agreement	4.6%
Other liabilities in excess of assets	-2.4%

Largest Holdings [Text Block]
United Kingdom	16.2%
Japan	13.9%
United States	11.2%
France	8.0%
Taiwan	7.3%
Canada	6.6%
Netherlands	6.5%
China	4.8%
Germany	4.4%
Austria	3.2%
Other CountriesFootnote Reference#	17.9%

Material Fund Change [Text Block]
C000210164
Shareholder Report [Line Items]
Fund Name	Nationwide Janus Henderson Overseas Fund
Class Name	Class R6: NWAHX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$82	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
	Class R6	MSCI ACWI® ex US Growth
Feb 15	$1,000,000	$1,000,000
Oct 15	$1,007,333	$1,004,200
Oct 16	$1,051,210	$1,006,409
Oct 17	$1,366,925	$1,244,324
Oct 18	$1,254,591	$1,141,792
Oct 19	$1,457,379	$1,270,472
Oct 20	$2,025,255	$1,415,687
Oct 21	$2,570,078	$1,835,580
Oct 22	$1,382,838	$1,266,734
Oct 23	$1,599,582	$1,419,628
Oct 24	$1,907,954	$1,765,024

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 02/02/2015) Footnote Reference1,Footnote Reference2	19.28%	5.54%	6.86%
MSCI ACWI® ex US Growth	24.33%	5.78%	5.26%

Performance Inception Date	Feb. 02, 2015
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 47,686,923
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 136,317
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$47,686,923
Number of Portfolio Holdings	43
Portfolio Turnover Rate	43.00%
Advisory Fees - net of reimbursement & waiver, if any	$136,317

Holdings [Text Block]
Common Stocks	97.8%
Repurchase Agreement	4.6%
Other liabilities in excess of assets	-2.4%

Largest Holdings [Text Block]
United Kingdom	16.2%
Japan	13.9%
United States	11.2%
France	8.0%
Taiwan	7.3%
Canada	6.6%
Netherlands	6.5%
China	4.8%
Germany	4.4%
Austria	3.2%
Other CountriesFootnote Reference#	17.9%

Material Fund Change [Text Block]
C000210165
Shareholder Report [Line Items]
Fund Name	Nationwide Janus Henderson Overseas Fund
Class Name	Eagle Class: NWAJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$82	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
	Eagle Class	MSCI ACWI® ex US Growth
Jun 19	$50,000	$50,000
Oct 19	$54,465	$54,790
Oct 20	$75,593	$61,052
Oct 21	$95,909	$79,161
Oct 22	$51,595	$54,629
Oct 23	$59,664	$61,222
Oct 24	$71,182	$76,118

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Eagle Class - (Inception 06/03/2019) Footnote Reference1	19.16%Footnote Reference*	5.50%	6.75%
MSCI ACWI® ex US Growth	24.33%	5.78%	6.79%

Performance Inception Date	Jun. 03, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 47,686,923
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 136,317
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$47,686,923
Number of Portfolio Holdings	43
Portfolio Turnover Rate	43.00%
Advisory Fees - net of reimbursement & waiver, if any	$136,317

Holdings [Text Block]
Common Stocks	97.8%
Repurchase Agreement	4.6%
Other liabilities in excess of assets	-2.4%

Largest Holdings [Text Block]
United Kingdom	16.2%
Japan	13.9%
United States	11.2%
France	8.0%
Taiwan	7.3%
Canada	6.6%
Netherlands	6.5%
China	4.8%
Germany	4.4%
Austria	3.2%
Other CountriesFootnote Reference#	17.9%

Material Fund Change [Text Block]
C000210162
Shareholder Report [Line Items]
Fund Name	Nationwide Janus Henderson Overseas Fund
Class Name	Institutional Service Class: NWAKX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$103	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
	Institutional Service Class	MSCI ACWI® ex US Growth
Jun 19	$50,000	$50,000
Oct 19	$54,407	$54,790
Oct 20	$75,476	$61,052
Oct 21	$95,493	$79,161
Oct 22	$51,272	$54,629
Oct 23	$59,141	$61,222
Oct 24	$70,447	$76,118

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 06/03/2019) Footnote Reference1	19.12%	5.30%	6.54%
MSCI ACWI® ex US Growth	24.33%	5.78%	6.79%

Performance Inception Date	Jun. 03, 2019
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 47,686,923
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 136,317
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$47,686,923
Number of Portfolio Holdings	43
Portfolio Turnover Rate	43.00%
Advisory Fees - net of reimbursement & waiver, if any	$136,317

Holdings [Text Block]
Common Stocks	97.8%
Repurchase Agreement	4.6%
Other liabilities in excess of assets	-2.4%

Largest Holdings [Text Block]
United Kingdom	16.2%
Japan	13.9%
United States	11.2%
France	8.0%
Taiwan	7.3%
Canada	6.6%
Netherlands	6.5%
China	4.8%
Germany	4.4%
Austria	3.2%
Other CountriesFootnote Reference#	17.9%

Material Fund Change [Text Block]
C000184012
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Class A: NWZLX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$156	1.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.27%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 3000® Growth Index
May 17	$9,425	$10,000	$10,000
Oct 17	$10,339	$10,892	$11,241
Oct 18	$10,836	$11,610	$13,078
Oct 19	$12,405	$13,177	$15,215
Oct 20	$15,644	$14,514	$19,505
Oct 21	$20,301	$20,885	$27,855
Oct 22	$14,405	$17,435	$20,983
Oct 23	$17,738	$18,897	$24,618
Oct 24	$25,698	$26,050	$35,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class A - (Inception 05/31/2017)	44.87%	15.68%	14.48%
Class A (with sales charge)Footnote Reference1	36.52%	14.32%	13.57%
Russell 3000® Index	37.86%	14.60%	13.61%
Russell 3000® Growth Index	43.42%	18.34%	17.31%

Performance Inception Date	May 31, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 206,721,135
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,407,475
InvestmentCompanyPortfolioTurnover	8.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$206,721,135
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8.16%
Advisory Fees - net of reimbursement & waiver, if any	$1,407,475

Holdings [Text Block]
Common Stocks	98.8%
Repurchase Agreement	3.4%
Other liabilities in excess of assets	-2.2%

Largest Holdings [Text Block]
Software	14.0%
Semiconductors & Semiconductor Equipment	13.7%
Interactive Media & Services	12.5%
Entertainment	7.7%
Broadline Retail	6.6%
Automobiles	5.7%
Financial Services	5.4%
Biotechnology	4.7%
Beverages	3.6%
Capital Markets	3.6%
Other IndustriesFootnote Reference#	22.5%

Material Fund Change [Text Block]
C000184013
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Class R6: NWZMX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$101	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 3000® Growth Index
May 17	$1,000,000	$1,000,000	$1,000,000
Oct 17	$1,100,000	$1,089,200	$1,124,100
Oct 18	$1,156,658	$1,161,043	$1,307,778
Oct 19	$1,329,387	$1,317,665	$1,521,469
Oct 20	$1,685,073	$1,451,382	$1,950,523
Oct 21	$2,197,426	$2,088,527	$2,785,542
Oct 22	$1,567,146	$1,743,549	$2,098,349
Oct 23	$1,936,296	$1,889,661	$2,461,783
Oct 24	$2,819,370	$2,604,996	$3,530,735

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Class R6 - (Inception 05/31/2017) Footnote Reference1	45.61%	16.23%	14.99%
Russell 3000® Index	37.86%	14.60%	13.61%
Russell 3000® Growth Index	43.42%	18.34%	17.31%

Performance Inception Date	May 31, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 206,721,135
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,407,475
InvestmentCompanyPortfolioTurnover	8.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$206,721,135
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8.16%
Advisory Fees - net of reimbursement & waiver, if any	$1,407,475

Holdings [Text Block]
Common Stocks	98.8%
Repurchase Agreement	3.4%
Other liabilities in excess of assets	-2.2%

Largest Holdings [Text Block]
Software	14.0%
Semiconductors & Semiconductor Equipment	13.7%
Interactive Media & Services	12.5%
Entertainment	7.7%
Broadline Retail	6.6%
Automobiles	5.7%
Financial Services	5.4%
Biotechnology	4.7%
Beverages	3.6%
Capital Markets	3.6%
Other IndustriesFootnote Reference#	22.5%

Material Fund Change [Text Block]
C000201554
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Eagle Class: NWADX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$113	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.92%
Line Graph [Table Text Block]
	Eagle Class	Russell 3000® Index	Russell 3000® Growth Index
Jun 18	$50,000	$50,000	$50,000
Oct 18	$48,810	$49,945	$49,885
Oct 19	$56,130	$56,682	$58,036
Oct 20	$71,073	$62,435	$74,402
Oct 21	$92,541	$89,843	$106,254
Oct 22	$65,900	$75,003	$80,041
Oct 23	$81,419	$81,288	$93,904
Oct 24	$118,390	$112,060	$134,679

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Eagle Class - (Inception 06/27/2018) Footnote Reference1	45.41%	16.10%	14.55%
Russell 3000® Index	37.86%	14.60%	13.39%
Russell 3000® Growth Index	43.42%	18.34%	16.65%

Performance Inception Date	Jun. 27, 2018
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 206,721,135
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,407,475
InvestmentCompanyPortfolioTurnover	8.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$206,721,135
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8.16%
Advisory Fees - net of reimbursement & waiver, if any	$1,407,475

Holdings [Text Block]
Common Stocks	98.8%
Repurchase Agreement	3.4%
Other liabilities in excess of assets	-2.2%

Largest Holdings [Text Block]
Software	14.0%
Semiconductors & Semiconductor Equipment	13.7%
Interactive Media & Services	12.5%
Entertainment	7.7%
Broadline Retail	6.6%
Automobiles	5.7%
Financial Services	5.4%
Biotechnology	4.7%
Beverages	3.6%
Capital Markets	3.6%
Other IndustriesFootnote Reference#	22.5%

Material Fund Change [Text Block]
C000184014
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis All Cap Growth Fund
Class Name	Institutional Service Class: NWZNX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$108	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 3000® Growth Index
May 17	$50,000	$50,000	$50,000
Oct 17	$54,900	$54,460	$56,205
Oct 18	$57,645	$58,052	$65,389
Oct 19	$66,237	$65,883	$76,073
Oct 20	$83,916	$72,569	$97,526
Oct 21	$109,426	$104,426	$139,277
Oct 22	$78,030	$87,177	$104,917
Oct 23	$96,458	$94,483	$123,089
Oct 24	$140,267	$130,250	$176,537

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 05/31/2017) Footnote Reference1	45.42%	16.19%	14.92%
Russell 3000® Index	37.86%	14.60%	13.61%
Russell 3000® Growth Index	43.42%	18.34%	17.31%

Performance Inception Date	May 31, 2017
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 206,721,135
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,407,475
InvestmentCompanyPortfolioTurnover	8.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$206,721,135
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8.16%
Advisory Fees - net of reimbursement & waiver, if any	$1,407,475

Holdings [Text Block]
Common Stocks	98.8%
Repurchase Agreement	3.4%
Other liabilities in excess of assets	-2.2%

Largest Holdings [Text Block]
Software	14.0%
Semiconductors & Semiconductor Equipment	13.7%
Interactive Media & Services	12.5%
Entertainment	7.7%
Broadline Retail	6.6%
Automobiles	5.7%
Financial Services	5.4%
Biotechnology	4.7%
Beverages	3.6%
Capital Markets	3.6%
Other IndustriesFootnote Reference#	22.5%

Material Fund Change [Text Block]
C000127632
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Class A: NWJGX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$82	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,775	$10,000
Oct 15	$9,892	$10,196
Oct 16	$10,350	$10,641
Oct 17	$10,444	$10,737
Oct 18	$10,174	$10,517
Oct 19	$11,367	$11,727
Oct 20	$12,111	$12,453
Oct 21	$12,094	$12,393
Oct 22	$10,159	$10,450
Oct 23	$10,224	$10,488
Oct 24	$11,347	$11,594

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	10.98%	-0.04%	1.50%
Class A (with sales charge)Footnote Reference1	8.50%	-0.50%	1.27%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 583,105,661
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 2,043,076
InvestmentCompanyPortfolioTurnover	143.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$583,105,661
Number of Portfolio Holdings	525
Portfolio Turnover Rate	143.41%
Advisory Fees - net of reimbursement & waiver, if any	$2,043,076

Holdings [Text Block]
Corporate Bonds	31.8%
U.S. Treasury Obligations	29.5%
Mortgage-Backed Securities	17.4%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	4.7%
Repurchase Agreements	4.1%
Collateralized Mortgage Obligations	3.9%
Other liabilities in excess of assets	-1.9%

Largest Holdings [Text Block]
Banks	6.8%
Capital Markets	4.4%
Insurance	3.9%
Financial Services	2.0%
Consumer Finance	1.6%
Oil, Gas & Consumable Fuels	0.9%
Electric Utilities	0.8%
Trading Companies & Distributors	0.7%
Electronic Equipment, Instruments & Components	0.7%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	77.5%

Material Fund Change [Text Block]
C000127634
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Class R6: NWJIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$48	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,014,816	$1,019,559
Oct 16	$1,065,184	$1,064,114
Oct 17	$1,078,691	$1,073,691
Oct 18	$1,055,622	$1,051,680
Oct 19	$1,183,779	$1,172,729
Oct 20	$1,264,906	$1,245,321
Oct 21	$1,265,955	$1,239,343
Oct 22	$1,065,878	$1,045,014
Oct 23	$1,075,737	$1,048,776
Oct 24	$1,196,378	$1,159,383

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	11.21%	0.21%	1.81%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 583,105,661
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 2,043,076
InvestmentCompanyPortfolioTurnover	143.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$583,105,661
Number of Portfolio Holdings	525
Portfolio Turnover Rate	143.41%
Advisory Fees - net of reimbursement & waiver, if any	$2,043,076

Holdings [Text Block]
Corporate Bonds	31.8%
U.S. Treasury Obligations	29.5%
Mortgage-Backed Securities	17.4%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	4.7%
Repurchase Agreements	4.1%
Collateralized Mortgage Obligations	3.9%
Other liabilities in excess of assets	-1.9%

Largest Holdings [Text Block]
Banks	6.8%
Capital Markets	4.4%
Insurance	3.9%
Financial Services	2.0%
Consumer Finance	1.6%
Oil, Gas & Consumable Fuels	0.9%
Electric Utilities	0.8%
Trading Companies & Distributors	0.7%
Electronic Equipment, Instruments & Components	0.7%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	77.5%

Material Fund Change [Text Block]
C000127635
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Core Bond Fund
Class Name	Institutional Service Class: NWJJX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$75	0.71%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 14	$50,000	$50,000
Oct 15	$50,709	$50,978
Oct 16	$53,103	$53,206
Oct 17	$53,643	$53,685
Oct 18	$52,369	$52,584
Oct 19	$58,524	$58,636
Oct 20	$62,380	$62,266
Oct 21	$62,276	$61,967
Oct 22	$52,359	$52,251
Oct 23	$52,713	$52,439
Oct 24	$58,413	$57,969

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	10.81%	-0.04%	1.57%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 583,105,661
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 2,043,076
InvestmentCompanyPortfolioTurnover	143.41%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$583,105,661
Number of Portfolio Holdings	525
Portfolio Turnover Rate	143.41%
Advisory Fees - net of reimbursement & waiver, if any	$2,043,076

Holdings [Text Block]
Corporate Bonds	31.8%
U.S. Treasury Obligations	29.5%
Mortgage-Backed Securities	17.4%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	4.7%
Repurchase Agreements	4.1%
Collateralized Mortgage Obligations	3.9%
Other liabilities in excess of assets	-1.9%

Largest Holdings [Text Block]
Banks	6.8%
Capital Markets	4.4%
Insurance	3.9%
Financial Services	2.0%
Consumer Finance	1.6%
Oil, Gas & Consumable Fuels	0.9%
Electric Utilities	0.8%
Trading Companies & Distributors	0.7%
Electronic Equipment, Instruments & Components	0.7%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	77.5%

Material Fund Change [Text Block]
C000127585
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Class A: NWJSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$81	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 14	$9,775	$10,000	$10,000
Oct 15	$9,823	$10,196	$10,087
Oct 16	$9,970	$10,641	$10,219
Oct 17	$10,017	$10,737	$10,288
Oct 18	$10,042	$10,517	$10,323
Oct 19	$10,601	$11,727	$10,827
Oct 20	$11,066	$12,453	$11,194
Oct 21	$11,136	$12,393	$11,189
Oct 22	$10,489	$10,450	$10,643
Oct 23	$11,008	$10,488	$10,987
Oct 24	$11,856	$11,594	$11,673

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	7.70%	2.26%	1.95%
Class A (with sales charge)Footnote Reference1	5.30%	1.80%	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	6.25%	1.51%	1.56%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 99,084,946
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 272,330
InvestmentCompanyPortfolioTurnover	251.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$99,084,946
Number of Portfolio Holdings	402
Portfolio Turnover Rate	251.90%
Advisory Fees - net of reimbursement & waiver, if any	$272,330

Holdings [Text Block]
Corporate Bonds	46.4%
Asset-Backed Securities	31.4%
U.S. Treasury Obligations	14.6%
Repurchase Agreement	5.6%
Commercial Mortgage-Backed Securities	5.4%
Other liabilities in excess of assets	-3.4%

Largest Holdings [Text Block]
Banks	9.8%
Capital Markets	4.6%
Insurance	3.2%
Financial Services	2.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.1%
Electric Utilities	2.0%
Automobiles	1.6%
Multi-Utilities	1.4%
Specialty Retail	1.1%
Other IndustriesFootnote Reference#	69.5%

Material Fund Change [Text Block]
C000127587
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Class R6: NWJUX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$45	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,008,010	$1,019,559	$1,008,703
Oct 16	$1,026,310	$1,064,114	$1,021,917
Oct 17	$1,034,647	$1,073,691	$1,028,764
Oct 18	$1,040,587	$1,051,680	$1,032,262
Oct 19	$1,101,991	$1,172,729	$1,082,739
Oct 20	$1,154,033	$1,245,321	$1,119,444
Oct 21	$1,164,233	$1,239,343	$1,118,884
Oct 22	$1,101,616	$1,045,014	$1,064,283
Oct 23	$1,160,024	$1,048,776	$1,098,659
Oct 24	$1,252,288	$1,159,383	$1,167,289

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	7.95%	2.59%	2.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	6.25%	1.51%	1.56%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 99,084,946
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 272,330
InvestmentCompanyPortfolioTurnover	251.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$99,084,946
Number of Portfolio Holdings	402
Portfolio Turnover Rate	251.90%
Advisory Fees - net of reimbursement & waiver, if any	$272,330

Holdings [Text Block]
Corporate Bonds	46.4%
Asset-Backed Securities	31.4%
U.S. Treasury Obligations	14.6%
Repurchase Agreement	5.6%
Commercial Mortgage-Backed Securities	5.4%
Other liabilities in excess of assets	-3.4%

Largest Holdings [Text Block]
Banks	9.8%
Capital Markets	4.6%
Insurance	3.2%
Financial Services	2.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.1%
Electric Utilities	2.0%
Automobiles	1.6%
Multi-Utilities	1.4%
Specialty Retail	1.1%
Other IndustriesFootnote Reference#	69.5%

Material Fund Change [Text Block]
C000127588
Shareholder Report [Line Items]
Fund Name	Nationwide Loomis Short Term Bond Fund
Class Name	Institutional Service Class: NWJVX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$52	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,378	$50,978	$50,435
Oct 16	$51,309	$53,206	$51,096
Oct 17	$51,684	$53,685	$51,438
Oct 18	$51,891	$52,584	$51,613
Oct 19	$54,980	$58,636	$54,137
Oct 20	$57,550	$62,266	$55,972
Oct 21	$58,035	$61,967	$55,944
Oct 22	$54,892	$52,251	$53,214
Oct 23	$57,737	$52,439	$54,933
Oct 24	$62,285	$57,969	$58,364

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	7.88%	2.53%	2.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	6.25%	1.51%	1.56%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 99,084,946
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 272,330
InvestmentCompanyPortfolioTurnover	251.90%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$99,084,946
Number of Portfolio Holdings	402
Portfolio Turnover Rate	251.90%
Advisory Fees - net of reimbursement & waiver, if any	$272,330

Holdings [Text Block]
Corporate Bonds	46.4%
Asset-Backed Securities	31.4%
U.S. Treasury Obligations	14.6%
Repurchase Agreement	5.6%
Commercial Mortgage-Backed Securities	5.4%
Other liabilities in excess of assets	-3.4%

Largest Holdings [Text Block]
Banks	9.8%
Capital Markets	4.6%
Insurance	3.2%
Financial Services	2.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.1%
Electric Utilities	2.0%
Automobiles	1.6%
Multi-Utilities	1.4%
Specialty Retail	1.1%
Other IndustriesFootnote Reference#	69.5%

Material Fund Change [Text Block]
C000013561
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class A: GMXAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$78	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.67%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	S&P MidCap 400® Index
Oct 14	$9,424	$10,000	$10,000
Oct 15	$9,685	$10,449	$10,342
Oct 16	$10,221	$10,892	$10,989
Oct 17	$12,532	$13,504	$13,570
Oct 18	$12,579	$14,395	$13,708
Oct 19	$13,617	$16,337	$14,945
Oct 20	$13,358	$17,995	$14,773
Oct 21	$19,760	$25,894	$21,997
Oct 22	$17,369	$21,617	$19,458
Oct 23	$17,071	$23,429	$19,252
Oct 24	$22,545	$32,298	$25,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	32.07%	10.61%	9.11%
Class A (with sales charge)Footnote Reference1	24.51%	9.30%	8.47%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 607,443,941
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,101,339
InvestmentCompanyPortfolioTurnover	17.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$607,443,941
Number of Portfolio Holdings	405
Portfolio Turnover Rate	17.74%
Advisory Fees - net of reimbursement & waiver, if any	$1,101,339

Holdings [Text Block]
Common Stocks	99.8%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-3.0%

Largest Holdings [Text Block]
Banks	5.9%
Insurance	4.4%
Machinery	4.4%
Oil, Gas & Consumable Fuels	4.3%
Specialty Retail	3.9%
Building Products	3.5%
Capital Markets	3.5%
Hotels, Restaurants & Leisure	3.2%
Software	3.1%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	61.0%

C000033117
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class R: GMXRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$116	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	S&P MidCap 400® Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,248	$10,449	$10,342
Oct 16	$10,783	$10,892	$10,989
Oct 17	$13,189	$13,504	$13,570
Oct 18	$13,193	$14,395	$13,708
Oct 19	$14,243	$16,337	$14,945
Oct 20	$13,926	$17,995	$14,773
Oct 21	$20,553	$25,894	$21,997
Oct 22	$18,022	$21,617	$19,458
Oct 23	$17,647	$23,429	$19,252
Oct 24	$23,236	$32,298	$25,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	31.67%	10.28%	8.80%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 607,443,941
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,101,339
InvestmentCompanyPortfolioTurnover	17.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$607,443,941
Number of Portfolio Holdings	405
Portfolio Turnover Rate	17.74%
Advisory Fees - net of reimbursement & waiver, if any	$1,101,339

Holdings [Text Block]
Common Stocks	99.8%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-3.0%

Largest Holdings [Text Block]
Banks	5.9%
Insurance	4.4%
Machinery	4.4%
Oil, Gas & Consumable Fuels	4.3%
Specialty Retail	3.9%
Building Products	3.5%
Capital Markets	3.5%
Hotels, Restaurants & Leisure	3.2%
Software	3.1%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	61.0%

C000013564
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Class R6: GMXIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.25%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	S&P MidCap 400® Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,032,136	$1,044,899	$1,034,200
Oct 16	$1,093,657	$1,089,235	$1,098,941
Oct 17	$1,346,878	$1,350,427	$1,356,972
Oct 18	$1,357,421	$1,439,501	$1,370,813
Oct 19	$1,476,007	$1,633,686	$1,494,461
Oct 20	$1,453,525	$1,799,473	$1,477,274
Oct 21	$2,158,994	$2,589,427	$2,199,662
Oct 22	$1,905,800	$2,161,712	$1,945,821
Oct 23	$1,880,693	$2,342,867	$1,925,195
Oct 24	$2,495,414	$3,229,763	$2,560,317

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	32.69%	11.07%	9.58%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 607,443,941
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,101,339
InvestmentCompanyPortfolioTurnover	17.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$607,443,941
Number of Portfolio Holdings	405
Portfolio Turnover Rate	17.74%
Advisory Fees - net of reimbursement & waiver, if any	$1,101,339

Holdings [Text Block]
Common Stocks	99.8%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-3.0%

Largest Holdings [Text Block]
Banks	5.9%
Insurance	4.4%
Machinery	4.4%
Oil, Gas & Consumable Fuels	4.3%
Specialty Retail	3.9%
Building Products	3.5%
Capital Markets	3.5%
Hotels, Restaurants & Leisure	3.2%
Software	3.1%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	61.0%

C000175979
Shareholder Report [Line Items]
Fund Name	Nationwide Mid Cap Market Index Fund
Class Name	Institutional Service Class: NWXQX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$56	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	S&P MidCap 400® Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$55,881	$59,335	$57,165
Oct 18	$56,207	$63,249	$57,748
Oct 19	$60,975	$71,781	$62,957
Oct 20	$59,951	$79,065	$62,233
Oct 21	$88,922	$113,774	$92,665
Oct 22	$78,317	$94,981	$81,971
Oct 23	$77,103	$102,941	$81,102
Oct 24	$102,018	$141,909	$107,858

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	32.31%	10.84%	9.45%
Russell 3000® Index	37.86%	14.60%	14.05%
S&P MidCap 400® Index	32.99%	11.37%	10.08%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 607,443,941
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,101,339
InvestmentCompanyPortfolioTurnover	17.74%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$607,443,941
Number of Portfolio Holdings	405
Portfolio Turnover Rate	17.74%
Advisory Fees - net of reimbursement & waiver, if any	$1,101,339

Holdings [Text Block]
Common Stocks	99.8%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-3.0%

Largest Holdings [Text Block]
Banks	5.9%
Insurance	4.4%
Machinery	4.4%
Oil, Gas & Consumable Fuels	4.3%
Specialty Retail	3.9%
Building Products	3.5%
Capital Markets	3.5%
Hotels, Restaurants & Leisure	3.2%
Software	3.1%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	61.0%

C000127602
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Class A: NWJCX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$77	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.64%
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 14	$9,424	$10,000	$10,000
Oct 15	$9,635	$10,486	$10,166
Oct 16	$10,297	$10,933	$10,806
Oct 17	$13,867	$13,520	$14,696
Oct 18	$15,007	$14,464	$16,023
Oct 19	$17,610	$16,511	$18,942
Oct 20	$20,116	$18,305	$21,747
Oct 21	$28,148	$26,269	$30,618
Oct 22	$22,496	$21,967	$24,651
Oct 23	$25,714	$24,050	$28,346
Oct 24	$35,783	$33,206	$39,576

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	39.16%	15.24%	14.27%
Class A (with sales charge)Footnote Reference1	31.15%	13.88%	13.60%
Russell 1000® Index	38.07%	15.00%	12.75%
NYSE Arca Tech 100 Index℠	39.62%	15.88%	15.08%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 671,602,444
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,471,336
InvestmentCompanyPortfolioTurnover	22.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$671,602,444
Number of Portfolio Holdings	103
Portfolio Turnover Rate	22.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,336

Holdings [Text Block]
Common Stocks	99.6%
Repurchase Agreements	1.6%
Other liabilities in excess of assets	-1.2%

Largest Holdings [Text Block]
Software	24.7%
Semiconductors & Semiconductor Equipment	20.2%
Aerospace & Defense	7.7%
Communications Equipment	6.4%
Life Sciences Tools & Services	6.1%
Financial Services	4.5%
Interactive Media & Services	4.5%
Biotechnology	3.4%
IT Services	3.4%
Technology Hardware, Storage & Peripherals	3.1%
Other IndustriesFootnote Reference#	16.0%

C000127604
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Class R6: NWJEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$35	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,025,989	$1,048,647	$1,016,600
Oct 16	$1,100,522	$1,093,272	$1,080,646
Oct 17	$1,487,598	$1,352,034	$1,469,570
Oct 18	$1,615,348	$1,446,377	$1,602,272
Oct 19	$1,901,959	$1,651,070	$1,894,206
Oct 20	$2,180,284	$1,830,473	$2,174,738
Oct 21	$3,060,955	$2,626,940	$3,061,814
Oct 22	$2,454,615	$2,196,695	$2,465,067
Oct 23	$2,815,409	$2,405,027	$2,834,580
Oct 24	$3,931,337	$3,320,593	$3,957,641

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	39.64%	15.63%	14.67%
Russell 1000® Index	38.07%	15.00%	12.75%
NYSE Arca Tech 100 Index℠	39.62%	15.88%	15.08%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 671,602,444
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,471,336
InvestmentCompanyPortfolioTurnover	22.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$671,602,444
Number of Portfolio Holdings	103
Portfolio Turnover Rate	22.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,336

Holdings [Text Block]
Common Stocks	99.6%
Repurchase Agreements	1.6%
Other liabilities in excess of assets	-1.2%

Largest Holdings [Text Block]
Software	24.7%
Semiconductors & Semiconductor Equipment	20.2%
Aerospace & Defense	7.7%
Communications Equipment	6.4%
Life Sciences Tools & Services	6.1%
Financial Services	4.5%
Interactive Media & Services	4.5%
Biotechnology	3.4%
IT Services	3.4%
Technology Hardware, Storage & Peripherals	3.1%
Other IndustriesFootnote Reference#	16.0%

C000127605
Shareholder Report [Line Items]
Fund Name	Nationwide NYSE Arca Tech 100 Index Fund
Class Name	Institutional Service Class: NWJFX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$51	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 14	$50,000	$50,000	$50,000
Oct 15	$51,237	$52,432	$50,830
Oct 16	$54,870	$54,664	$54,032
Oct 17	$74,078	$67,602	$73,479
Oct 18	$80,353	$72,319	$80,114
Oct 19	$94,499	$82,554	$94,710
Oct 20	$108,197	$91,524	$108,737
Oct 21	$151,729	$131,347	$153,091
Oct 22	$121,518	$109,835	$123,253
Oct 23	$139,229	$120,251	$141,729
Oct 24	$194,159	$166,030	$197,882

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	39.45%	15.49%	14.53%
Russell 1000® Index	38.07%	15.00%	12.75%
NYSE Arca Tech 100 Index℠	39.62%	15.88%	15.08%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 671,602,444
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,471,336
InvestmentCompanyPortfolioTurnover	22.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$671,602,444
Number of Portfolio Holdings	103
Portfolio Turnover Rate	22.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,336

Holdings [Text Block]
Common Stocks	99.6%
Repurchase Agreements	1.6%
Other liabilities in excess of assets	-1.2%

Largest Holdings [Text Block]
Software	24.7%
Semiconductors & Semiconductor Equipment	20.2%
Aerospace & Defense	7.7%
Communications Equipment	6.4%
Life Sciences Tools & Services	6.1%
Financial Services	4.5%
Interactive Media & Services	4.5%
Biotechnology	3.4%
IT Services	3.4%
Technology Hardware, Storage & Peripherals	3.1%
Other IndustriesFootnote Reference#	16.0%

C000013565
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class A: GRMAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
	Class A	S&P 500® Index
Oct 14	$9,426	$10,000
Oct 15	$9,864	$10,520
Oct 16	$10,247	$10,994
Oct 17	$12,593	$13,592
Oct 18	$13,434	$14,591
Oct 19	$15,267	$16,682
Oct 20	$16,643	$18,302
Oct 21	$23,662	$26,156
Oct 22	$20,098	$22,334
Oct 23	$21,997	$24,599
Oct 24	$30,181	$33,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	37.21%	14.60%	12.34%
Class A (with sales charge)Footnote Reference1	29.33%	13.26%	11.68%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,587,471,467
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,836,521
InvestmentCompanyPortfolioTurnover	3.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Holdings [Text Block]
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%

C000033118
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class R: GRMRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$110	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Class R	S&P 500® Index
Oct 14	$10,000	$10,000
Oct 15	$10,426	$10,520
Oct 16	$10,811	$10,994
Oct 17	$13,252	$13,592
Oct 18	$14,117	$14,591
Oct 19	$16,009	$16,682
Oct 20	$17,406	$18,302
Oct 21	$24,651	$26,156
Oct 22	$20,860	$22,334
Oct 23	$22,752	$24,599
Oct 24	$31,114	$33,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	36.75%	14.21%	12.02%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,587,471,467
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,836,521
InvestmentCompanyPortfolioTurnover	3.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Holdings [Text Block]
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%

C000013568
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Class R6: GRMIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.18%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,050,643	$1,052,000
Oct 16	$1,096,651	$1,099,445
Oct 17	$1,352,866	$1,359,244
Oct 18	$1,450,150	$1,459,149
Oct 19	$1,654,462	$1,668,245
Oct 20	$1,812,159	$1,830,231
Oct 21	$2,586,340	$2,615,583
Oct 22	$2,205,163	$2,233,447
Oct 23	$2,424,014	$2,459,918
Oct 24	$3,339,110	$3,395,179

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	37.75%	15.08%	12.81%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,587,471,467
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,836,521
InvestmentCompanyPortfolioTurnover	3.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Holdings [Text Block]
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%

C000013570
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Institutional Service Class: GRISX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$51	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.43%
Line Graph [Table Text Block]
	Institutional Service Class	S&P 500® Index
Oct 14	$50,000	$50,000
Oct 15	$52,405	$52,600
Oct 16	$54,532	$54,972
Oct 17	$67,142	$67,962
Oct 18	$71,761	$72,957
Oct 19	$81,694	$83,412
Oct 20	$89,279	$91,512
Oct 21	$127,107	$130,779
Oct 22	$108,040	$111,672
Oct 23	$118,508	$122,996
Oct 24	$162,827	$169,759

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	37.40%	14.79%	12.53%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,587,471,467
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,836,521
InvestmentCompanyPortfolioTurnover	3.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Holdings [Text Block]
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%

C000013569
Shareholder Report [Line Items]
Fund Name	Nationwide S&P 500 Index Fund
Class Name	Service Class: GRMSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$69	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
Oct 14	$25,000	$25,000
Oct 15	$26,167	$26,300
Oct 16	$27,193	$27,486
Oct 17	$33,418	$33,981
Oct 18	$35,675	$36,479
Oct 19	$40,554	$41,706
Oct 20	$44,247	$45,756
Oct 21	$62,882	$65,390
Oct 22	$53,392	$55,836
Oct 23	$58,450	$61,498
Oct 24	$80,197	$84,879

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	37.21%	14.61%	12.36%
S&P 500 ® Index	38.02%	15.27%	13.00%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 1,587,471,467
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,836,521
InvestmentCompanyPortfolioTurnover	3.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Holdings [Text Block]
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%

C000013572
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class A: GMRAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$79	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Index
Oct 14	$9,423	$10,000	$10,000
Oct 15	$9,414	$10,449	$10,034
Oct 16	$9,764	$10,892	$10,446
Oct 17	$12,412	$13,504	$13,356
Oct 18	$12,574	$14,395	$13,603
Oct 19	$13,121	$16,337	$14,269
Oct 20	$13,073	$17,995	$14,249
Oct 21	$19,572	$25,894	$21,488
Oct 22	$15,861	$21,617	$17,504
Oct 23	$14,426	$23,429	$16,006
Oct 24	$19,233	$32,298	$21,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	33.32%	7.95%	7.40%
Class A (with sales charge)Footnote Reference1	25.62%	6.67%	6.76%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 238,731,868
Holdings Count | Holding	1,933
Advisory Fees Paid, Amount	$ 344,188
InvestmentCompanyPortfolioTurnover	15.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$238,731,868
Number of Portfolio Holdings	1,933
Portfolio Turnover Rate	15.50%
Advisory Fees - net of reimbursement & waiver, if any	$344,188

Holdings [Text Block]
Common Stocks	99.9%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Banks	9.4%
Biotechnology	8.3%
Software	5.6%
Machinery	3.5%
Health Care Equipment & Supplies	2.9%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.7%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	57.3%

C000033119
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class R: GMSRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$118	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.01%
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$9,982	$10,449	$10,034
Oct 16	$10,335	$10,892	$10,446
Oct 17	$13,119	$13,504	$13,356
Oct 18	$13,249	$14,395	$13,603
Oct 19	$13,794	$16,337	$14,269
Oct 20	$13,684	$17,995	$14,249
Oct 21	$20,431	$25,894	$21,488
Oct 22	$16,498	$21,617	$17,504
Oct 23	$14,974	$23,429	$16,006
Oct 24	$19,882	$32,298	$21,459

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	32.77%	7.59%	7.11%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 238,731,868
Holdings Count | Holding	1,933
Advisory Fees Paid, Amount	$ 344,188
InvestmentCompanyPortfolioTurnover	15.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$238,731,868
Number of Portfolio Holdings	1,933
Portfolio Turnover Rate	15.50%
Advisory Fees - net of reimbursement & waiver, if any	$344,188

Holdings [Text Block]
Common Stocks	99.9%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Banks	9.4%
Biotechnology	8.3%
Software	5.6%
Machinery	3.5%
Health Care Equipment & Supplies	2.9%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.7%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	57.3%

C000013575
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Class R6: GMRIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,003,239	$1,044,899	$1,003,400
Oct 16	$1,044,845	$1,089,235	$1,044,640
Oct 17	$1,333,572	$1,350,427	$1,335,572
Oct 18	$1,357,455	$1,439,501	$1,360,280
Oct 19	$1,422,058	$1,633,686	$1,426,934
Oct 20	$1,422,562	$1,799,473	$1,424,936
Oct 21	$2,139,338	$2,589,427	$2,148,803
Oct 22	$1,740,650	$2,161,712	$1,750,415
Oct 23	$1,590,346	$2,342,867	$1,600,580
Oct 24	$2,127,900	$3,229,763	$2,145,897

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	33.80%	8.39%	7.84%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 238,731,868
Holdings Count | Holding	1,933
Advisory Fees Paid, Amount	$ 344,188
InvestmentCompanyPortfolioTurnover	15.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$238,731,868
Number of Portfolio Holdings	1,933
Portfolio Turnover Rate	15.50%
Advisory Fees - net of reimbursement & waiver, if any	$344,188

Holdings [Text Block]
Common Stocks	99.9%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Banks	9.4%
Biotechnology	8.3%
Software	5.6%
Machinery	3.5%
Health Care Equipment & Supplies	2.9%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.7%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	57.3%

C000175980
Shareholder Report [Line Items]
Fund Name	Nationwide Small Cap Index Fund
Class Name	Institutional Service Class: NWXRX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$59	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.51%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$56,076	$59,335	$57,510
Oct 18	$56,912	$63,249	$58,574
Oct 19	$59,492	$71,781	$61,444
Oct 20	$59,363	$79,065	$61,358
Oct 21	$89,097	$113,774	$92,528
Oct 22	$72,351	$94,981	$75,373
Oct 23	$66,002	$102,941	$68,921
Oct 24	$88,055	$141,909	$92,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	33.41%	8.16%	7.43%
Russell 3000® Index	37.86%	14.60%	14.05%
Russell 2000® Index	34.07%	8.50%	7.92%

Performance Inception Date	Dec. 06, 2016
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 238,731,868
Holdings Count | Holding	1,933
Advisory Fees Paid, Amount	$ 344,188
InvestmentCompanyPortfolioTurnover	15.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$238,731,868
Number of Portfolio Holdings	1,933
Portfolio Turnover Rate	15.50%
Advisory Fees - net of reimbursement & waiver, if any	$344,188

Holdings [Text Block]
Common Stocks	99.9%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-8.5%

Largest Holdings [Text Block]
Banks	9.4%
Biotechnology	8.3%
Software	5.6%
Machinery	3.5%
Health Care Equipment & Supplies	2.9%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.7%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	57.3%

C000104465
Shareholder Report [Line Items]
Fund Name	Nationwide Small Company Growth Fund
Class Name	Class A: NWSAX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Company Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$148	1.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.33%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$9,427	$10,000	$10,000
Oct 15	$10,171	$10,449	$10,352
Oct 16	$10,609	$10,892	$10,302
Oct 17	$14,223	$13,504	$13,495
Oct 18	$15,952	$14,395	$14,053
Oct 19	$17,756	$16,337	$14,952
Oct 20	$22,528	$17,995	$16,951
Oct 21	$27,519	$25,894	$23,469
Oct 22	$16,923	$21,617	$17,362
Oct 23	$15,874	$23,429	$16,037
Oct 24	$19,546	$32,298	$21,889

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	23.13%	1.94%	7.56%
Class A (with sales charge)Footnote Reference1	16.04%	0.74%	6.93%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 111,121,273
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,012,463
InvestmentCompanyPortfolioTurnover	8.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$111,121,273
Number of Portfolio Holdings	41
Portfolio Turnover Rate	8.89%
Advisory Fees - net of reimbursement & waiver, if any	$1,012,463

Holdings [Text Block]
Common Stocks	97.1%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	1.7%

Largest Holdings [Text Block]
Software	52.4%
Health Care Equipment & Supplies	11.6%
Life Sciences Tools & Services	11.0%
Health Care Technology	4.6%
Biotechnology	4.1%
Professional Services	4.1%
Machinery	4.0%
Electronic Equipment, Instruments & Components	3.3%
Trading Companies & Distributors	2.4%
Electrical Equipment	1.3%
Other IndustriesFootnote Reference#	1.2%

Material Fund Change [Text Block]
C000104466
Shareholder Report [Line Items]
Fund Name	Nationwide Small Company Growth Fund
Class Name	Institutional Service Class: NWSIX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide Small Company Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$131	1.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$54,051	$52,245	$51,762
Oct 16	$56,447	$54,462	$51,508
Oct 17	$75,748	$67,521	$67,476
Oct 18	$85,140	$71,975	$70,263
Oct 19	$94,844	$81,684	$74,759
Oct 20	$120,547	$89,974	$84,755
Oct 21	$147,538	$129,471	$117,343
Oct 22	$90,844	$108,086	$86,810
Oct 23	$85,355	$117,143	$80,187
Oct 24	$105,224	$161,488	$109,447

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	23.28%	2.10%	7.72%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 111,121,273
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,012,463
InvestmentCompanyPortfolioTurnover	8.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$111,121,273
Number of Portfolio Holdings	41
Portfolio Turnover Rate	8.89%
Advisory Fees - net of reimbursement & waiver, if any	$1,012,463

Holdings [Text Block]
Common Stocks	97.1%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	1.7%

Largest Holdings [Text Block]
Software	52.4%
Health Care Equipment & Supplies	11.6%
Life Sciences Tools & Services	11.0%
Health Care Technology	4.6%
Biotechnology	4.1%
Professional Services	4.1%
Machinery	4.0%
Electronic Equipment, Instruments & Components	3.3%
Trading Companies & Distributors	2.4%
Electrical Equipment	1.3%
Other IndustriesFootnote Reference#	1.2%

Material Fund Change [Text Block]
C000238472
Shareholder Report [Line Items]
Fund Name	Nationwide U.S. 130/30 Equity Portfolio
Class Name	Class R6
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide U.S. 130/30 Equity Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$58	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
Sep 22	$1,000,000	$981,700
Oct 22	$990,000	$981,700
Oct 23	$1,065,649	$1,081,244
Oct 24	$1,434,732	$1,492,333

Average Annual Return [Table Text Block]
	1 Year	Since inception
Class R6 - (Inception 09/09/2022) Footnote Reference1	34.63%	18.35%
S&P 500 ® Index	38.02%	19.74%

Performance Inception Date	Sep. 09, 2022
Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 513,438,136
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 1,929,806
InvestmentCompanyPortfolioTurnover	105.69%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$513,438,136
Number of Portfolio Holdings	277
Portfolio Turnover Rate	105.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,929,806

Holdings [Text Block]
Common Stocks	97.5%
Other assets in excess of liabilities	2.5%

Largest Holdings [Text Block]
Software	10.6%
Semiconductors & Semiconductor Equipment	8.1%
Technology Hardware, Storage & Peripherals	6.3%
Insurance	5.8%
Hotels, Restaurants & Leisure	5.0%
Health Care Providers & Services	4.9%
Professional Services	3.5%
Chemicals	3.3%
Financial Services	3.2%
Consumer Finance	3.0%
Other Industries	46.3%

C000127589
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Class A: NWGPX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$132	1.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.16%
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 14	$9,424	$10,000	$10,000	$10,000
Oct 15	$9,461	$10,449	$10,034	$9,712
Oct 16	$9,929	$10,892	$10,446	$10,568
Oct 17	$12,958	$13,504	$13,356	$13,189
Oct 18	$12,584	$14,395	$13,603	$13,112
Oct 19	$14,394	$16,337	$14,269	$13,534
Oct 20	$12,505	$17,995	$14,289	$11,650
Oct 21	$17,496	$25,894	$21,548	$19,141
Oct 22	$15,533	$21,617	$17,553	$17,087
Oct 23	$16,016	$23,429	$16,051	$15,390
Oct 24	$20,456	$32,298	$21,520	$20,280

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	27.72%	7.28%	8.06%
Class A (with sales charge)Footnote Reference1	20.38%	6.02%	7.42%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 249,354,733
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,630,921
InvestmentCompanyPortfolioTurnover	17.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,354,733
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,630,921

Holdings [Text Block]
Common Stocks	95.9%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	2.9%

Largest Holdings [Text Block]
Health Care Providers & Services	14.7%
Building Products	11.4%
Chemicals	8.9%
Professional Services	5.8%
Insurance	4.7%
Electronic Equipment, Instruments & Components	4.7%
Health Care Equipment & Supplies	4.5%
Real Estate Management & Development	4.1%
Machinery	3.9%
Construction & Engineering	3.7%
Other IndustriesFootnote Reference#	33.6%

Material Fund Change [Text Block]
C000127591
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Class R6: NWKEX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$91	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,007,507	$1,044,899	$1,003,400	$971,200
Oct 16	$1,061,250	$1,089,235	$1,044,640	$1,056,763
Oct 17	$1,389,937	$1,350,427	$1,335,572	$1,318,946
Oct 18	$1,354,604	$1,439,501	$1,360,280	$1,311,164
Oct 19	$1,554,776	$1,633,686	$1,426,934	$1,353,383
Oct 20	$1,355,336	$1,799,473	$1,428,931	$1,164,992
Oct 21	$1,902,743	$2,589,427	$2,154,829	$1,914,082
Oct 22	$1,695,834	$2,161,712	$1,755,323	$1,708,701
Oct 23	$1,754,283	$2,342,867	$1,605,068	$1,539,027
Oct 24	$2,249,451	$3,229,763	$2,151,991	$2,027,967

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	28.23%	7.67%	8.44%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 249,354,733
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,630,921
InvestmentCompanyPortfolioTurnover	17.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,354,733
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,630,921

Holdings [Text Block]
Common Stocks	95.9%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	2.9%

Largest Holdings [Text Block]
Health Care Providers & Services	14.7%
Building Products	11.4%
Chemicals	8.9%
Professional Services	5.8%
Insurance	4.7%
Electronic Equipment, Instruments & Components	4.7%
Health Care Equipment & Supplies	4.5%
Real Estate Management & Development	4.1%
Machinery	3.9%
Construction & Engineering	3.7%
Other IndustriesFootnote Reference#	33.6%

Material Fund Change [Text Block]
C000127592
Shareholder Report [Line Items]
Fund Name	Nationwide WCM Focused Small Cap Fund
Class Name	Institutional Service Class: NWGSX
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.
Additional Information Phone Number	1-800-848-0920
Additional Information Website	https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$100	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 14	$50,000	$50,000	$50,000	$50,000
Oct 15	$50,392	$52,245	$50,170	$48,560
Oct 16	$53,011	$54,462	$52,232	$52,838
Oct 17	$69,380	$67,521	$66,779	$65,947
Oct 18	$67,554	$71,975	$68,014	$65,558
Oct 19	$77,428	$81,684	$71,347	$67,669
Oct 20	$67,458	$89,974	$71,447	$58,250
Oct 21	$94,624	$129,471	$107,741	$95,704
Oct 22	$84,247	$108,086	$87,766	$85,435
Oct 23	$87,113	$117,143	$80,253	$76,951
Oct 24	$111,587	$161,488	$107,600	$101,398

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.09%	7.58%	8.36%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Performance Table Market Index Changed [Text Block]	The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.
AssetsNet	$ 249,354,733
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,630,921
InvestmentCompanyPortfolioTurnover	17.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$249,354,733
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,630,921

Holdings [Text Block]
Common Stocks	95.9%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	2.9%

Largest Holdings [Text Block]
Health Care Providers & Services	14.7%
Building Products	11.4%
Chemicals	8.9%
Professional Services	5.8%
Insurance	4.7%
Electronic Equipment, Instruments & Components	4.7%
Health Care Equipment & Supplies	4.5%
Real Estate Management & Development	4.1%
Machinery	3.9%
Construction & Engineering	3.7%
Other IndustriesFootnote Reference#	33.6%

Material Fund Change [Text Block]